Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Banks - 91.0%
JPMorgan Chase & Co.	3,326	$422,635
Bank of America Corp.	13,789	417,945
Citigroup, Inc.	6,624	408,436
Wells Fargo & Co.	13,497	407,339
U.S. Bancorp	7,575	352,919
Truist Financial Corp.	7,102	340,399
PNC Financial Services Group, Inc.	2,224	331,376
Bank of New York Mellon Corp.	6,159	261,388
State Street Corp.	3,046	221,688
First Republic Bank	1,424	209,228
SVB Financial Group*	493	191,200
Northern Trust Corp.	2,001	186,373
Fifth Third Bancorp	6,755	186,235
KeyCorp	10,567	173,404
M&T Bank Corp.	1,333	169,691
Regions Financial Corp.	10,507	169,373
Citizens Financial Group, Inc.	4,642	165,998
Huntington Bancshares, Inc.	12,283	155,134
Comerica, Inc.	2,159	120,602
ICICI Bank Ltd. ADR*	7,937	117,944
HDFC Bank Ltd. ADR*	1,627	117,567
Zions Bancorp North America	2,662	115,637
Commerce Bancshares, Inc.	1,753	115,179
First Horizon National Corp.	8,893	113,475
Signature Bank	824	111,479
East West Bancorp, Inc.	2,172	110,142
Toronto-Dominion Bank	1,910	107,762
HSBC Holdings plc ADR[1]	4,106	106,386
Bank of Nova Scotia	1,957	105,756
Royal Bank of Canada	1,284	105,365
Prosperity Bancshares, Inc.	1,513	104,942
Popular, Inc.	1,845	103,910
UBS Group AG*	7,181	101,468
Credit Suisse Group AG ADR	7,917	101,338
Bank of Montreal	1,331	101,196
Western Alliance Bancorporation	1,669	100,057
Deutsche Bank AG*	9,050	98,645
TCF Financial Corp.	2,663	98,584
Canadian Imperial Bank of Commerce	1,145	97,863
Cullen/Frost Bankers, Inc.	1,112	97,000
First Financial Bankshares, Inc.	2,573	93,078
Synovus Financial Corp.	2,815	91,122
Pinnacle Financial Partners, Inc.	1,405	90,482
South State Corp.	1,250	90,375
United Bankshares, Inc.	2,642	85,601
Bank OZK	2,664	83,303
Glacier Bancorp, Inc.	1,809	83,232
Webster Financial Corp.	1,876	79,073
CIT Group, Inc.	2,145	77,006
Umpqua Holdings Corp.	5,013	75,897
Wintrust Financial Corp.	1,240	75,752
UMB Financial Corp.	1,095	75,544
Community Bank System, Inc.	1,195	74,460
First Hawaiian, Inc.	3,135	73,923
Home BancShares, Inc.	3,794	73,907
PacWest Bancorp	2,856	72,542
BankUnited, Inc.	2,076	72,203
Bank of Hawaii Corp.	942	72,176
Texas Capital Bancshares, Inc.*	1,180	70,210
Hancock Whitney Corp.	2,045	69,571
Old National Bancorp	4,144	68,625
BancorpSouth Bank	2,490	68,326
Columbia Banking System, Inc.	1,903	68,318
Associated Banc-Corp.	3,983	67,910
Independent Bank Group, Inc.	1,053	65,834
United Community Banks, Inc.	2,250	63,990
Simmons First National Corp. — Class A	2,960	63,906
Cadence BanCorp	3,673	60,311
Fulton Financial Corp.	4,665	59,339
Total Banks		9,289,074
Savings & Loans - 3.3%
People's United Financial, Inc.	7,629	98,643
New York Community Bancorp, Inc.	8,828	93,135
Sterling Bancorp	4,301	77,332
Investors Bancorp, Inc.	6,527	68,925
Total Savings & Loans		338,035
Diversified Financial Services - 2.8%
Capital One Financial Corp.	2,864	283,106
Insurance - 2.5%
Equitable Holdings, Inc.	5,571	142,562
Voya Financial, Inc.	1,987	116,855
Total Insurance		259,417
Total Common Stocks
(Cost $7,719,122)		10,169,632

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$38,706	38,706
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	16,125	16,125
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	14,931	14,931
Total Repurchase Agreements
(Cost $69,762)		69,762

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	90,854	90,854
Total Securities Lending Collateral
(Cost $90,854)		90,854
Total Investments - 101.2%
(Cost $7,879,738)		$10,330,248
Other Assets & Liabilities, net - (1.2)%		(120,843)
Total Net Assets - 100.0%		$10,209,405

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,169,632	$—	$—	$10,169,632
Repurchase Agreements	—	69,762	—	69,762
Securities Lending Collateral	90,854	—	—	90,854
Total Assets	$10,260,486	$69,762	$—	$10,330,248

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.1%
Chemicals - 42.8%
Sherwin-Williams Co.	2,409	$1,770,398
Air Products and Chemicals, Inc.	6,348	1,734,401
Ecolab, Inc.	7,974	1,725,255
DuPont de Nemours, Inc.[1]	21,939	1,560,082
Dow, Inc.	25,989	1,442,389
PPG Industries, Inc.	8,946	1,290,192
LyondellBasell Industries N.V. — Class A	13,274	1,216,695
Linde plc	4,001	1,054,303
Albemarle Corp.	6,133	904,740
FMC Corp.	7,524	864,733
Celanese Corp. — Class A	6,591	856,435
Eastman Chemical Co.	7,958	798,028
RPM International, Inc.	8,240	748,027
International Flavors & Fragrances, Inc.[1]	6,796	739,677
Westlake Chemical Corp.	8,681	708,370
CF Industries Holdings, Inc.	16,978	657,218
Mosaic Co.	27,865	641,174
Axalta Coating Systems Ltd.*	19,747	563,777
Nutrien Ltd.	10,697	515,168
Huntsman Corp.	19,972	502,096
Sociedad Quimica y Minera de Chile S.A. ADR	9,690	475,682
Ashland Global Holdings, Inc.	5,892	466,646
Valvoline, Inc.	19,325	447,180
Element Solutions, Inc.	23,879	423,375
W R Grace & Co.	7,614	417,399
Chemours Co.	16,317	404,498
Olin Corp.	16,196	397,774
Sensient Technologies Corp.	5,360	395,407
Ingevity Corp.*	5,090	385,466
HB Fuller Co.	6,870	356,416
Total Chemicals		24,463,001
Mining - 19.9%
Newmont Corp.	24,553	1,470,479
Freeport-McMoRan, Inc.	53,458	1,390,977
Barrick Gold Corp.	44,055	1,003,573
Rio Tinto plc ADR	7,765	584,083
Wheaton Precious Metals Corp.	13,918	580,937
BHP Group Ltd. ADR[1]	8,875	579,893
Agnico Eagle Mines Ltd.	7,912	557,875
Royal Gold, Inc.	5,112	543,712
Franco-Nevada Corp.	4,213	528,015
First Majestic Silver Corp.*,1	39,120	525,773
AngloGold Ashanti Ltd. ADR	23,169	524,083
Pan American Silver Corp.	15,067	519,962
Kirkland Lake Gold Ltd.	12,440	513,399
Teck Resources Ltd. — Class B	27,665	502,120
Alcoa Corp.*	20,742	478,103
Arconic Corp.*	13,670	407,366
Livent Corp.*	19,420	365,873
Coeur Mining, Inc.*	27,630	285,971
Total Mining		11,362,194
Packaging & Containers - 13.4%
Ball Corp.	13,213	1,231,187
Crown Holdings, Inc.*	8,126	814,225
Packaging Corporation of America	5,737	791,190
Amcor plc	65,734	773,689
Westrock Co.	16,641	724,383
AptarGroup, Inc.	4,734	648,037
Berry Global Group, Inc.*	10,919	613,538
Sealed Air Corp.	13,054	597,743
Sonoco Products Co.	8,979	532,006
Graphic Packaging Holding Co.	27,656	468,493
Silgan Holdings, Inc.	11,802	437,618
Total Packaging & Containers		7,632,109
Iron & Steel - 8.8%
Vale S.A. ADR	53,460	895,990
Nucor Corp.	16,297	866,837
Steel Dynamics, Inc.	16,652	613,959
Reliance Steel & Aluminum Co.	5,089	609,408
Cleveland-Cliffs, Inc.	35,220	512,803
ArcelorMittal S.A.*	20,873	477,992
United States Steel Corp.	22,633	379,555
Commercial Metals Co.	16,537	339,670
Allegheny Technologies, Inc.*	19,214	322,219
Total Iron & Steel		5,018,433
Building Materials - 5.6%
Vulcan Materials Co.	6,920	1,026,305
Martin Marietta Materials, Inc.	3,474	986,512
Eagle Materials, Inc.	4,400	445,940
Louisiana-Pacific Corp.	11,309	420,356
Summit Materials, Inc. — Class A*	17,461	350,617
Total Building Materials		3,229,730
Forest Products & Paper - 2.2%
International Paper Co.	19,293	959,248
Domtar Corp.	9,326	295,168
Total Forest Products & Paper		1,254,416
Biotechnology - 2.0%
Corteva, Inc.	29,685	1,149,403
Household Products & Housewares - 1.4%
Avery Dennison Corp.	5,157	799,902
Housewares - 1.2%
Scotts Miracle-Gro Co. — Class A	3,410	679,067
Distribution & Wholesale - 0.8%
Avient Corp.	10,330	416,093
Total Common Stocks
(Cost $40,831,067)		56,004,348

EXCHANGE-TRADED FUNDS† - 1.3%
VanEck Vectors Junior Gold Miners ETF[1]	13,121	711,683
Total Exchange-Traded Funds
(Cost $649,295)		711,683

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$266,043	$266,043
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	110,836	110,836
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	102,626	102,626
Total Repurchase Agreements
(Cost $479,505)		479,505

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	2,470,918	2,470,918
Total Securities Lending Collateral
(Cost $2,470,918)		2,470,918
Total Investments - 104.5%
(Cost $44,430,785)		$59,666,454
Other Assets & Liabilities, net - (4.5)%		(2,548,329)
Total Net Assets - 100.0%		$57,118,125

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$56,004,348	$—	$—	$56,004,348
Exchange-Traded Funds	711,683	—	—	711,683
Repurchase Agreements	—	479,505	—	479,505
Securities Lending Collateral	2,470,918	—	—	2,470,918
Total Assets	$59,186,949	$479,505	$—	$59,666,454

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 72.9%
Amgen, Inc.	46,124	$10,604,830
Gilead Sciences, Inc.	137,327	8,000,671
Vertex Pharmaceuticals, Inc.*	30,030	7,097,290
Illumina, Inc.*	18,293	6,768,410
Regeneron Pharmaceuticals, Inc.*	13,496	6,520,053
Biogen, Inc.*	22,700	5,558,322
Moderna, Inc.*	49,814	5,204,069
Corteva, Inc.	125,161	4,846,234
Alexion Pharmaceuticals, Inc.*	30,030	4,691,887
Seagen, Inc.*	26,529	4,646,289
Exact Sciences Corp.*	31,204	4,134,218
Incyte Corp.*	44,634	3,882,265
Bio-Rad Laboratories, Inc. — Class A*	6,450	3,759,963
BioMarin Pharmaceutical, Inc.*	38,909	3,411,930
Alnylam Pharmaceuticals, Inc.*	25,838	3,358,165
Guardant Health, Inc.*	25,656	3,306,545
Mirati Therapeutics, Inc.*	13,253	2,910,889
Ionis Pharmaceuticals, Inc.*	48,279	2,729,695
ACADIA Pharmaceuticals, Inc.*	49,103	2,625,046
CRISPR Therapeutics AG*	16,740	2,563,061
BeiGene Ltd. ADR*	9,710	2,508,967
Acceleron Pharma, Inc.*	18,632	2,383,778
Iovance Biotherapeutics, Inc.*	50,194	2,329,002
Arrowhead Pharmaceuticals, Inc.*	30,137	2,312,412
United Therapeutics Corp.*	15,148	2,299,315
BioNTech SE ADR*,1	27,800	2,266,256
Ultragenyx Pharmaceutical, Inc.*	16,339	2,261,808
Twist Bioscience Corp.*	15,850	2,239,446
Exelixis, Inc.*	111,104	2,229,857
Novavax, Inc.*,1	19,860	2,214,589
Amicus Therapeutics, Inc.*	95,070	2,195,166
Halozyme Therapeutics, Inc.*	50,560	2,159,418
Blueprint Medicines Corp.*	18,770	2,105,056
Fate Therapeutics, Inc.*	23,040	2,095,027
Sage Therapeutics, Inc.*	23,286	2,014,472
Biohaven Pharmaceutical Holding Company Ltd.*	22,920	1,964,473
Arena Pharmaceuticals, Inc.*	25,260	1,940,726
ChemoCentryx, Inc.*	30,270	1,874,318
PTC Therapeutics, Inc.*	29,928	1,826,506
Emergent BioSolutions, Inc.*	20,360	1,824,256
Bluebird Bio, Inc.*	36,415	1,575,677
Global Blood Therapeutics, Inc.*	34,845	1,509,137
Inovio Pharmaceuticals, Inc.*,1	125,840	1,113,684
Total Biotechnology		143,863,178
Pharmaceuticals - 17.5%
AbbVie, Inc.	121,152	12,981,437
Viatris, Inc.*	241,037	4,517,033
Horizon Therapeutics plc*	53,015	3,878,047
Jazz Pharmaceuticals plc*	19,797	3,267,495
Sarepta Therapeutics, Inc.*	19,079	3,252,779
Neurocrine Biosciences, Inc.*	27,696	2,654,662
PRA Health Sciences, Inc.*	20,545	2,577,165
Pacira BioSciences, Inc.*	24,880	1,488,819
Total Pharmaceuticals		34,617,437
Healthcare-Products - 5.7%
Bio-Techne Corp.	10,248	3,254,252
Novocure Ltd.*	17,763	3,073,710
Natera, Inc.*	24,900	2,478,048
Adaptive Biotechnologies Corp.*	41,050	2,427,286
Total Healthcare-Products		11,233,296
Healthcare-Services - 3.5%
Invitae Corp.*,1	58,730	2,455,501
Syneos Health, Inc.*	35,650	2,428,835
Medpace Holdings, Inc.*	13,720	1,909,824
Total Healthcare-Services		6,794,160
Total Common Stocks
(Cost $98,761,794)		196,508,071

RIGHTS†††- 0.0%
Biotechnology - 0.0%
Clinical Data, Inc. *	24,000	0
Total Rights
(Cost $–)		0

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$969,572	969,572
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	403,934	403,934
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	374,013	374,013
Total Repurchase Agreements
(Cost $1,747,519)		1,747,519

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	6,591,834	6,591,834
Total Securities Lending Collateral
(Cost $6,591,834)		6,591,834
Total Investments - 103.8%
(Cost $107,101,147)		$204,847,424
Other Assets & Liabilities, net - (3.8)%		(7,432,775)
Total Net Assets - 100.0%		$197,414,649

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$196,508,071	$—	$—		$196,508,071
Rights	—	—	—	*	—
Repurchase Agreements	—	1,747,519	—		1,747,519
Securities Lending Collateral	6,591,834	—	—		6,591,834
Total Assets	$203,099,905	$1,747,519	$—		$204,847,424

*	Security has a market value of $0.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.1%
Food - 35.7%
Mondelez International, Inc. — Class A	67,022	$3,918,776
Kraft Heinz Co.	78,845	2,732,768
Sysco Corp.	35,813	2,659,473
General Mills, Inc.	43,033	2,530,340
Hershey Co.	15,614	2,378,481
McCormick & Company, Inc.	22,366	2,138,190
Tyson Foods, Inc. — Class A	32,844	2,116,467
Kroger Co.	66,332	2,106,704
Hormel Foods Corp.	44,731	2,084,912
Kellogg Co.	31,325	1,949,355
Conagra Brands, Inc.	48,657	1,764,303
Campbell Soup Co.	33,865	1,637,373
J M Smucker Co.	13,411	1,550,312
Lamb Weston Holdings, Inc.	17,973	1,415,194
US Foods Holding Corp.*	34,497	1,149,095
Beyond Meat, Inc.*,1	8,720	1,090,000
Post Holdings, Inc.*	10,651	1,075,858
Performance Food Group Co.*	22,587	1,075,367
Ingredion, Inc.	12,488	982,431
Flowers Foods, Inc.	40,173	909,115
Hain Celestial Group, Inc.*	21,552	865,313
Grocery Outlet Holding Corp.*	20,144	790,652
Sanderson Farms, Inc.	5,507	728,025
Sprouts Farmers Market, Inc.*	31,844	640,064
Total Food		40,288,568
Beverages - 27.2%
Coca-Cola Co.	120,683	6,618,256
PepsiCo, Inc.	41,182	6,107,291
Monster Beverage Corp.*	31,860	2,946,413
Keurig Dr Pepper, Inc.	89,000	2,848,000
Constellation Brands, Inc. — Class A	12,465	2,730,458
Brown-Forman Corp. — Class B	32,657	2,593,945
Boston Beer Company, Inc. — Class A*	1,495	1,486,464
Molson Coors Beverage Co. — Class B	29,599	1,337,579
Coca-Cola European Partners plc	24,363	1,214,008
Anheuser-Busch InBev S.A. ADR	15,139	1,058,367
Diageo plc ADR	5,530	878,219
Fomento Economico Mexicano SAB de CV ADR	11,074	839,077
Total Beverages		30,658,077
Cosmetics & Personal Care - 13.7%
Procter & Gamble Co.	56,436	7,852,505
Estee Lauder Companies, Inc. — Class A	15,048	4,005,627
Colgate-Palmolive Co.	42,115	3,601,254
Total Cosmetics & Personal Care		15,459,386
Agriculture - 12.3%
Philip Morris International, Inc.	55,324	4,580,274
Altria Group, Inc.	86,177	3,533,257
Archer-Daniels-Midland Co.	45,393	2,288,261
Bunge Ltd.	19,354	1,269,236
Darling Ingredients, Inc.*	21,440	1,236,659
British American Tobacco plc ADR	24,074	902,534
Total Agriculture		13,810,221
Household Products & Housewares - 6.1%
Kimberly-Clark Corp.	21,191	2,857,182
Clorox Co.	10,480	2,116,122
Church & Dwight Company, Inc.	22,441	1,957,528
Total Household Products & Housewares		6,930,832
Retail - 1.9%
Casey's General Stores, Inc.	6,202	1,107,801
Freshpet, Inc.*	7,246	1,028,860
Total Retail		2,136,661
Pharmaceuticals - 1.0%
Herbalife Nutrition Ltd.*	22,348	1,073,821
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	16,816	709,299
Commercial Services - 0.6%
Medifast, Inc.	3,270	642,032
Total Common Stocks
(Cost $57,732,065)		111,708,897

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$501,426	501,426
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	208,900	208,900
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	193,426	193,426
Total Repurchase Agreements
(Cost $903,752)		903,752

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	848,870	848,870
Total Securities Lending Collateral
(Cost $848,870)		848,870
Total Investments - 100.7%
(Cost $59,484,687)		$113,461,519
Other Assets & Liabilities, net - (0.7)%		(754,554)
Total Net Assets - 100.0%		$112,706,965

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$111,708,897	$—	$—	$111,708,897
Repurchase Agreements	—	903,752	—	903,752
Securities Lending Collateral	848,870	—	—	848,870
Total Assets	$112,557,767	$903,752	$—	$113,461,519

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 73.6%
Consumer, Non-cyclical - 16.0%
UnitedHealth Group, Inc.	3,213	$1,126,735
Amgen, Inc.	3,213	738,733
Johnson & Johnson	3,213	505,662
Procter & Gamble Co.	3,213	447,057
Merck & Company, Inc.	3,213	262,823
Coca-Cola Co.	3,213	176,201
Total Consumer, Non-cyclical		3,257,211
Financial - 13.8%
Goldman Sachs Group, Inc.	3,213	847,300
Visa, Inc. — Class A	3,213	702,779
Travelers Companies, Inc.	3,213	451,009
JPMorgan Chase & Co.	3,213	408,276
American Express Co.	3,213	388,484
Total Financial		2,797,848
Consumer, Cyclical - 12.8%
Home Depot, Inc.	3,213	853,437
McDonald's Corp.	3,213	689,446
Walmart, Inc.	3,213	463,154
NIKE, Inc. — Class B	3,213	454,543
Walgreens Boots Alliance, Inc.	3,213	128,134
Total Consumer, Cyclical		2,588,714
Industrial - 12.4%
Boeing Co.	3,213	687,775
Honeywell International, Inc.	3,213	683,405
Caterpillar, Inc.	3,213	584,830
3M Co.	3,213	561,600
Total Industrial		2,517,610
Technology - 11.9%
salesforce.com, Inc.*	3,213	714,989
Microsoft Corp.	3,213	714,635
Apple, Inc.	3,213	426,333
International Business Machines Corp.	3,213	404,452
Intel Corp.	3,213	160,072
Total Technology		2,420,481
Communications - 4.5%
Walt Disney Co.*	3,213	582,131
Verizon Communications, Inc.	3,213	188,764
Cisco Systems, Inc.	3,213	143,782
Total Communications		914,677
Energy - 1.3%
Chevron Corp.	3,213	271,338
Basic Materials - 0.9%
Dow, Inc.	3,213	178,322
Total Common Stocks
(Cost $10,780,457)		14,946,201

MUTUAL FUNDS† - 12.1%
Guggenheim Strategy Fund II1	73,498	1,834,499
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	62,558	624,332
Total Mutual Funds
(Cost $2,442,626)		2,458,831

	Face Amount
U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	$200,000	199,961
0.08% due 01/28/21[3,4]	91,000	90,997
Total U.S. Treasury Bills
(Cost $290,952)		290,958

REPURCHASE AGREEMENTS††,5 - 12.0%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	1,346,586	1,346,586
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	561,002	561,002
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	519,447	519,447
Total Repurchase Agreements
(Cost $2,427,035)		2,427,035
Total Investments - 99.1%
(Cost $15,941,070)		$20,123,025
Other Assets & Liabilities, net - 0.9%		181,675
Total Net Assets - 100.0%		$20,304,700

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	4	Mar 2021	$609,360	$10,556

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	0.64% (1 Month USD LIBOR + 0.50%)	At Maturity	02/18/21	113	$3,472,516	$28,947
Barclays Bank plc	Dow Jones Industrial Average Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	02/17/21	42	1,291,707	8,540
						$4,764,223	$37,487

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,946,201	$—	$—	$14,946,201
Mutual Funds	2,458,831	—	—	2,458,831
U.S. Treasury Bills	—	290,958	—	290,958
Repurchase Agreements	—	2,427,035	—	2,427,035
Equity Futures Contracts**	10,556	—	—	10,556
Equity Index Swap Agreements**	—	37,487	—	37,487
Total Assets	$17,415,588	$2,755,480	$—	$20,171,068

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,767,616	$–	$–	$–	$66,883	$1,834,499	73,498	$25,234
Guggenheim Ultra Short Duration Fund — Institutional Class	1,493,141	–	(900,000)	2,634	28,557	624,332	62,558	11,655
	$3,260,757	$–	$(900,000)	$2,634	$95,440	$2,458,831		$36,889

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Semiconductors - 90.4%
NVIDIA Corp.	6,545	$3,417,799
Intel Corp.	54,943	2,737,260
QUALCOMM, Inc.	17,024	2,593,436
Broadcom, Inc.	5,775	2,528,584
Texas Instruments, Inc.	14,490	2,378,244
Advanced Micro Devices, Inc.*	20,941	1,920,499
Micron Technology, Inc.*	23,880	1,795,298
Applied Materials, Inc.	19,626	1,693,724
Lam Research Corp.	3,327	1,571,242
Analog Devices, Inc.	9,674	1,429,140
Taiwan Semiconductor Manufacturing Company Ltd. ADR	12,428	1,355,149
KLA Corp.	4,686	1,213,252
Microchip Technology, Inc.	8,364	1,155,152
Xilinx, Inc.	7,558	1,071,498
Marvell Technology Group Ltd.	21,854	1,038,939
NXP Semiconductor N.V.	6,487	1,031,498
Skyworks Solutions, Inc.	6,541	999,988
Maxim Integrated Products, Inc.	10,673	946,162
ASML Holding N.V. — Class G	1,859	906,672
Qorvo, Inc.*	5,186	862,276
Teradyne, Inc.	7,013	840,789
Monolithic Power Systems, Inc.	2,125	778,239
ON Semiconductor Corp.*	21,166	692,763
Entegris, Inc.	7,135	685,674
STMicroelectronics N.V. — Class Y	18,325	680,224
Cree, Inc.*	6,388	676,489
MKS Instruments, Inc.	3,678	553,355
Inphi Corp.*	3,372	541,105
Lattice Semiconductor Corp.*	10,371	475,199
Silicon Laboratories, Inc.*	3,498	445,435
Power Integrations, Inc.	5,199	425,590
Cirrus Logic, Inc.*	5,177	425,549
CMC Materials, Inc.	2,759	417,437
Semtech Corp.*	5,735	413,436
Brooks Automation, Inc.	6,009	407,711
Synaptics, Inc.*	3,903	376,249
Total Semiconductors		41,481,056
Energy-Alternate Sources - 7.7%
SolarEdge Technologies, Inc.*	2,665	850,455
Canadian Solar, Inc.*	16,273	833,829
Enphase Energy, Inc.*	4,736	831,026
First Solar, Inc.*	6,352	628,340
SunPower Corp. — Class A*,1	14,607	374,523
Total Energy-Alternate Sources		3,518,173
Electrical Components & Equipment - 1.3%
Universal Display Corp.	2,633	605,063
Total Common Stocks
(Cost $22,892,179)		45,604,292

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$213,548	213,548
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	88,966	88,966
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	82,376	82,376
Total Repurchase Agreements
(Cost $384,890)		384,890

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	291,535	291,535
Total Securities Lending Collateral
(Cost $291,535)		291,535
Total Investments - 100.8%
(Cost $23,568,604)		$46,280,717
Other Assets & Liabilities, net - (0.8)%		(370,420)
Total Net Assets - 100.0%		$45,910,297

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$45,604,292	$—	$—	$45,604,292
Repurchase Agreements	—	384,890	—	384,890
Securities Lending Collateral	291,535	—	—	291,535
Total Assets	$45,895,827	$384,890	$—	$46,280,717

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 28.3%
Communications - 10.4%
Alibaba Group Holding Ltd. ADR*	2,247	$522,944
JD.com, Inc. ADR*	1,546	135,894
Pinduoduo, Inc. ADR*	602	106,957
Baidu, Inc. ADR*	470	101,633
America Movil SAB de CV — Class L ADR	2,054	29,865
Trip.com Group Ltd. ADR*	787	26,546
Chunghwa Telecom Company Ltd. ADR	655	25,296
Telkom Indonesia Persero Tbk PT ADR	819	19,263
Vipshop Holdings Ltd. ADR*	666	18,721
GDS Holdings Ltd. ADR*	197	18,447
KE Holdings, Inc. ADR*	274	16,862
SK Telecom Company Ltd. ADR	614	15,031
Tencent Music Entertainment Group ADR*	716	13,776
iQIYI, Inc. ADR*	544	9,509
Total Communications		1,060,744
Technology - 8.7%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,676	618,911
Infosys Ltd. ADR	6,312	106,988
NetEase, Inc. ADR	691	66,177
United Microelectronics Corp. ADR[1]	3,981	33,560
Bilibili, Inc. ADR*	270	23,144
ASE Technology Holding Company Ltd. ADR	2,915	17,024
Wipro Ltd. ADR	2,560	14,464
GSX Techedu, Inc. ADR*	173	8,946
Total Technology		889,214
Financial - 3.4%
HDFC Bank Ltd. ADR*	2,197	158,755
ICICI Bank Ltd. ADR*	4,399	65,369
Banco Bradesco S.A. ADR	7,642	40,197
China Life Insurance Company Ltd. ADR[1]	2,564	28,358
KB Financial Group, Inc. ADR	673	26,651
Shinhan Financial Group Company Ltd. ADR	890	26,486
Total Financial		345,816
Basic Materials - 1.9%
Vale S.A. ADR	5,918	99,186
POSCO ADR	553	34,457
Sibanye Stillwater Ltd. ADR	1,184	18,814
AngloGold Ashanti Ltd. ADR	718	16,241
Gold Fields Ltd. ADR	1,522	14,109
Suzano S.A. ADR*	1,220	13,640
Total Basic Materials		196,447
Consumer, Non-cyclical - 1.9%
TAL Education Group ADR*	688	49,199
New Oriental Education & Technology Group, Inc. ADR*	256	47,567
Fomento Economico Mexicano SAB de CV ADR	320	24,246
Ambev S.A. ADR*	7,591	23,229
BeiGene Ltd. ADR*	67	17,312
Dr Reddy's Laboratories Ltd. ADR	209	14,900
Natura & Company Holding S.A. ADR*	723	14,460
Total Consumer, Non-cyclical		190,913
Consumer, Cyclical - 1.1%
NIO, Inc. ADR*	2,209	107,667
Energy - 0.5%
Petroleo Brasileiro S.A. ADR	3,206	36,003
China Petroleum & Chemical Corp. ADR	440	19,624
Total Energy		55,627
Industrial - 0.4%
ZTO Express Cayman, Inc. ADR	1,085	31,639
Cemex SAB de CV ADR*	2,608	13,483
Total Industrial		45,122
Total Common Stocks
(Cost $2,340,941)		2,891,550

PREFERRED STOCKS† - 0.9%
Financial - 0.5%
Itau Unibanco Holding S.A. ADR	8,349	50,845
Energy - 0.4%
Petroleo Brasileiro S.A. ADR	3,957	43,765
Total Preferred Stocks
(Cost $86,099)		94,610

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
0.08% due 01/28/21[2]	$5,000	5,000
Total U.S. Treasury Bills
(Cost $5,000)		5,000

REPURCHASE AGREEMENTS††,3 - 65.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[4]	3,729,184	3,729,184
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[4]	1,553,618	1,553,618
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[4]	1,438,535	1,438,535
Total Repurchase Agreements
(Cost $6,721,337)		6,721,337

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[6]	33,585	$33,585
Total Securities Lending Collateral
(Cost $33,585)		33,585
Total Investments - 95.4%
(Cost $9,186,962)		$9,746,082
Other Assets & Liabilities, net - 4.6%		470,216
Total Net Assets - 100.0%		$10,216,298

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	02/18/21	4,250	$15,310,164	$286,542
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	0.74% (1 Month USD LIBOR + 0.60%)	At Maturity	02/18/21	584	2,102,282	39,502
						$17,412,446	$326,044

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,891,550	$—	$—	$2,891,550
Preferred Stocks	94,610	—	—	94,610
U.S. Treasury Bills	—	5,000	—	5,000
Repurchase Agreements	—	6,721,337	—	6,721,337
Securities Lending Collateral	33,585	—	—	33,585
Equity Index Swap Agreements**	—	326,044	—	326,044
Total Assets	$3,019,745	$7,052,381	$—	$10,072,126

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
0.08% due 01/28/21[1,2]	$2,000	$2,000
Total U.S. Treasury Bills
(Cost $2,000)		2,000

REPURCHASE AGREEMENTS††,3 - 87.5%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[4]	315,319	315,319
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[4]	131,365	131,365
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[4]	121,635	121,635
Total Repurchase Agreements
(Cost $568,319)		568,319
Total Investments - 87.8%
(Cost $570,319)		$570,319
Other Assets & Liabilities, net - 12.2%		79,159
Total Net Assets - 100.0%		$649,478

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	1	Mar 2021	$126,179	$256
U.S. Treasury 10 Year Note Futures Contracts	1	Mar 2021	138,094	(17)
			$264,273	$239

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.34.V1	1.00%	Quarterly	12/20/25	$500,000	$(12,070)	$(30,044)	$17,974

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt Portfolio ETF Swap	0.65% (1 Week USD LIBOR + 0.55%)	At Maturity	01/28/21	4,901	$141,173	$514
Goldman Sachs International	iShares J.P. Morgan USD Emerging Markets Bond ETF Swap	0.55% (1 Week USD LIBOR + 0.45%)	At Maturity	01/28/21	1,331	154,170	413
						$295,343	$927

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as credit index swap collateral at December 31, 2020.

CDX.EM.34.index — Credit Default Swap Emerging Markets Series 34 Index Version 1

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$2,000	$—	$2,000
Repurchase Agreements	—	568,319	—	568,319
Interest Rate Futures Contracts**	256	—	—	256
Credit Default Swap Agreements**	—	17,974	—	17,974
Credit Index Swap Agreements**	—	927	—	927
Total Assets	$256	$589,220	$—	$589,476

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$17	$—	$—	$17

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas - 70.2%
Chevron Corp.	13,007	$1,098,441
Exxon Mobil Corp.	26,188	1,079,469
ConocoPhillips	14,059	562,219
Phillips 66	7,030	491,678
Marathon Petroleum Corp.	11,173	462,115
EOG Resources, Inc.	9,144	456,011
Valero Energy Corp.	7,607	430,328
Pioneer Natural Resources Co.	3,247	369,801
Hess Corp.	6,190	326,770
Occidental Petroleum Corp.	18,612	322,174
Petroleo Brasileiro S.A. ADR	26,042	292,452
Concho Resources, Inc.	4,993	291,342
Diamondback Energy, Inc.	4,942	239,193
BP plc ADR	11,531	236,616
Devon Energy Corp.	13,474	213,024
Continental Resources, Inc.[1]	13,032	212,422
Parsley Energy, Inc. — Class A	14,680	208,456
Cabot Oil & Gas Corp. — Class A	12,748	207,537
HollyFrontier Corp.	7,195	185,991
Apache Corp.	13,037	184,995
Royal Dutch Shell plc — Class A ADR	5,186	182,236
Ovintiv, Inc.	11,310	162,412
Equities Corp.	12,646	160,731
Cimarex Energy Co.	4,252	159,492
Helmerich & Payne, Inc.	5,567	128,932
Suncor Energy, Inc.	7,584	127,259
PDC Energy, Inc.*	6,091	125,048
CNX Resources Corp.*	11,180	120,744
Murphy Oil Corp.	9,754	118,023
Matador Resources Co.*	8,110	97,807
Delek US Holdings, Inc.	6,032	96,934
Canadian Natural Resources Ltd.	3,991	95,984
Equinor ASA ADR	4,678	76,813
Total Oil & Gas		9,523,449
Pipelines - 15.2%
Kinder Morgan, Inc.	34,723	474,663
Williams Companies, Inc.	20,150	404,007
ONEOK, Inc.	8,912	342,042
Cheniere Energy, Inc.*	5,655	339,470
Targa Resources Corp.	7,499	197,824
Enbridge, Inc.	4,774	152,720
TC Energy Corp.	2,644	107,664
Pembina Pipeline Corp.	1,710	40,459
Total Pipelines		2,058,849
Oil & Gas Services - 11.4%
Schlumberger N.V.	21,375	466,616
Baker Hughes Co.	18,950	395,108
Halliburton Co.	17,701	334,549
NOV, Inc.	14,641	201,021
ChampionX Corp.*	9,906	151,562
Total Oil & Gas Services		1,548,856
Energy-Alternate Sources - 0.9%
Renewable Energy Group, Inc.*	1,790	126,768
Retail - 0.9%
World Fuel Services Corp.	3,850	119,966
Metal Fabricate & Hardware - 0.4%
Tenaris S.A. ADR	2,991	47,706
Mining - 0.3%
Cameco Corp.	3,540	47,436
Food - 0.3%
Cosan Ltd. — Class A	2,430	44,785
Total Common Stocks
(Cost $10,117,563)		13,517,815

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$47,676	47,676
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	19,862	19,862
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	18,391	18,391
Total Repurchase Agreements
(Cost $85,929)		85,929

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	112,114	112,114
Total Securities Lending Collateral
(Cost $112,114)		112,114
Total Investments - 101.0%
(Cost $10,315,606)		$13,715,858
Other Assets & Liabilities, net - (1.0)%		(142,331)
Total Net Assets - 100.0%		$13,573,527

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,517,815	$—	$—	$13,517,815
Repurchase Agreements	—	85,929	—	85,929
Securities Lending Collateral	112,114	—	—	112,114
Total Assets	$13,629,929	$85,929	$—	$13,715,858

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Oil & Gas Services - 76.9%
Schlumberger N.V.	28,576	$623,814
Baker Hughes Co.	25,335	528,235
Halliburton Co.	23,671	447,382
NOV, Inc.	21,269	292,023
ChampionX Corp.*	14,398	220,289
Archrock, Inc.	18,666	161,648
TechnipFMC plc	16,946	159,292
Liberty Oilfield Services, Inc. — Class A	14,959	154,227
Dril-Quip, Inc.*	4,811	142,502
Core Laboratories N.V.	4,598	121,893
ProPetro Holding Corp.*	15,456	114,220
Oceaneering International, Inc.*	14,308	113,749
DMC Global, Inc.	2,529	109,379
US Silica Holdings, Inc.	12,752	89,519
Oil States International, Inc.*	15,112	75,862
Solaris Oilfield Infrastructure, Inc. — Class A	9,144	74,432
Matrix Service Co.*	6,178	68,082
Total Oil & Gas Services		3,496,548
Oil & Gas - 8.8%
Helmerich & Payne, Inc.	8,087	187,295
Patterson-UTI Energy, Inc.	24,568	129,228
Nabors Industries Ltd.	1,411	82,162
Total Oil & Gas		398,685
Transportation - 7.0%
SEACOR Holdings, Inc.*	3,177	131,687
Bristow Group, Inc.*	4,486	118,071
Tidewater, Inc.*	7,595	65,621
Total Transportation		315,379
Machinery-Diversified - 3.8%
Cactus, Inc. — Class A	6,655	173,496
Metal Fabricate & Hardware - 2.9%
Tenaris S.A. ADR	8,228	131,237
Total Common Stocks
(Cost $2,646,723)		4,515,345

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$7,869	7,869
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	3,278	3,278
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	3,035	3,035
Total Repurchase Agreements
(Cost $14,182)		14,182
Total Investments - 99.7%
(Cost $2,660,905)		$4,529,527
Other Assets & Liabilities, net - 0.3%		13,568
Total Net Assets - 100.0%		$4,543,095

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,515,345	$—	$—	$4,515,345
Repurchase Agreements	—	14,182	—	14,182
Total Assets	$4,515,345	$14,182	$—	$4,529,527

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 45.1%
Consumer, Non-cyclical - 19.3%
Nestle S.A. ADR	598	$70,445
Roche Holding AG ADR	1,164	51,030
Novartis AG ADR	512	48,348
Unilever plc ADR	542	32,715
AstraZeneca plc ADR	544	27,194
Novo Nordisk A/S ADR	352	24,587
Sanofi ADR	473	22,983
Diageo plc ADR	121	19,216
L'Oreal S.A. ADR	252	19,190
GlaxoSmithKline plc ADR	516	18,989
British American Tobacco plc ADR	472	17,695
Reckitt Benckiser Group plc ADR	752	13,626
Adyen N.V. ADR*	288	13,363
Anheuser-Busch InBev S.A. ADR	175	12,234
Bayer AG ADR	815	12,095
RELX plc ADR	409	10,086
Total Consumer, Non-cyclical		413,796
Financial - 5.1%
HSBC Holdings plc ADR*,1	859	22,257
Allianz SE ADR	860	21,199
Zurich Insurance Group AG ADR[1]	312	13,173
BNP Paribas S.A. ADR*	479	12,746
UBS Group AG	745	10,527
AXA S.A. ADR	430	10,298
Prudential plc ADR[1]	270	9,971
Intesa Sanpaolo SpA ADR*	632	8,943
Total Financial		109,114
Basic Materials - 4.1%
Linde plc	109	28,722
Rio Tinto plc ADR	221	16,624
Air Liquide S.A. ADR	491	16,149
BASF SE ADR	763	15,016
BHP Group plc ADR	207	10,977
Total Basic Materials		87,488
Industrial - 4.0%
Siemens AG ADR	311	22,327
Schneider Electric SE ADR	589	17,051
Airbus SE ADR*	482	13,168
Vinci S.A. ADR	468	11,663
ABB Ltd. ADR	373	10,429
Safran S.A. ADR*	292	10,354
Total Industrial		84,992
Technology - 3.4%
ASML Holding N.V. — Class G	88	42,920
SAP SE ADR[1]	226	29,468
Total Technology		72,388
Consumer, Cyclical - 3.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	274	34,176
adidas AG ADR*,1	77	14,090
Daimler AG ADR	698	12,229
Kering S.A. ADR	154	11,158
Total Consumer, Cyclical		71,653
Energy - 2.4%
TOTAL SE ADR	551	23,092
Royal Dutch Shell plc — Class A ADR	426	14,970
BP plc ADR	700	14,364
Total Energy		52,426
Utilities - 2.0%
Iberdrola S.A. ADR	300	17,250
Enel SpA ADR	1,618	16,423
National Grid plc ADR	146	8,618
Total Utilities		42,291
Communications - 1.5%
Deutsche Telekom AG ADR	671	12,259
Prosus N.V. ADR	461	9,999
Vodafone Group plc ADR	556	9,163
Total Communications		31,421
Total Common Stocks
(Cost $909,782)		965,569

MUTUAL FUNDS† - 18.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	22,777	227,311
Guggenheim Strategy Fund II2	6,284	156,854
Total Mutual Funds
(Cost $382,516)		384,165

	Face Amount
U.S. TREASURY BILLS†† - 11.8%
U.S. Treasury Bills
0.08% due 01/28/21[3,4]	$253,000	252,991
Total U.S. Treasury Bills
(Cost $252,985)		252,991

REPURCHASE AGREEMENTS††,5 - 31.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	378,110	378,110
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	157,525	157,525
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	145,856	145,856
Total Repurchase Agreements
(Cost $681,491)		681,491

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[7]	14,382	14,382
Total Securities Lending Collateral
(Cost $14,382)		14,382
Total Investments - 107.4%
(Cost $2,241,156)		$2,298,598
Other Assets & Liabilities, net - (7.4)%		(158,270)
Total Net Assets - 100.0%		$2,140,328

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased††
STOXX Europe 50 Index Futures Contracts	45	Mar 2021	$1,707,124	$8,596

Currency Futures Contracts Purchased†
Euro FX Futures Contracts	11	Mar 2021	1,682,450	6,047

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$965,569	$—	$—	$965,569
Mutual Funds	384,165	—	—	384,165
U.S. Treasury Bills	—	252,991	—	252,991
Repurchase Agreements	—	681,491	—	681,491
Securities Lending Collateral	14,382	—	—	14,382
Equity Futures Contracts**	—	8,596	—	8,596
Currency Futures Contracts**	6,047	—	—	6,047
Total Assets	$1,370,163	$943,078	$—	$2,313,241

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$269,269	$–	$(120,000)	$(1,670)	$9,255	$156,854	6,284	$2,428
Guggenheim Ultra Short Duration Fund — Institutional Class	252,254	–	(30,000)	(304)	5,361	227,311	22,777	2,123
	$521,523	$–	$(150,000)	$(1,974)	$14,616	$384,165		$4,551

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
REITs - 29.4%
American Tower Corp. — Class A	1,501	$336,914
Crown Castle International Corp.	1,790	284,950
Prologis, Inc.	2,798	278,849
Equinix, Inc.	365	260,676
Digital Realty Trust, Inc.	1,549	216,101
Public Storage	891	205,759
SBA Communications Corp.	666	187,899
Simon Property Group, Inc.	2,055	175,250
Welltower, Inc.	2,593	167,560
AvalonBay Communities, Inc.	1,003	160,911
Equity Residential	2,690	159,463
Alexandria Real Estate Equities, Inc.	894	159,329
Realty Income Corp.	2,511	156,109
Weyerhaeuser Co.	4,592	153,970
Invitation Homes, Inc.	4,644	137,927
Ventas, Inc.	2,758	135,252
Healthpeak Properties, Inc.	4,400	133,012
Essex Property Trust, Inc.	559	132,718
Sun Communities, Inc.	871	132,348
Extra Space Storage, Inc.	1,114	129,068
Boston Properties, Inc.	1,335	126,198
Duke Realty Corp.	3,090	123,507
VICI Properties, Inc.	4,624	117,912
WP Carey, Inc.	1,622	114,481
UDR, Inc.	2,974	114,291
Medical Properties Trust, Inc.	5,185	112,981
Host Hotels & Resorts, Inc.	7,681	112,373
Equity LifeStyle Properties, Inc.	1,740	110,246
Camden Property Trust	1,039	103,817
American Homes 4 Rent — Class A	3,375	101,250
Gaming and Leisure Properties, Inc.	2,363	100,195
STORE Capital Corp.	2,911	98,916
CyrusOne, Inc.	1,336	97,728
AGNC Investment Corp.	6,215	96,954
Americold Realty Trust	2,533	94,557
Lamar Advertising Co. — Class A	1,119	93,123
Omega Healthcare Investors, Inc.	2,552	92,689
Regency Centers Corp.	2,019	92,046
Vornado Realty Trust	2,425	90,549
National Retail Properties, Inc.	2,129	87,119
Kilroy Realty Corp.	1,492	85,641
CubeSmart	2,491	83,723
CoreSite Realty Corp.	660	82,685
Federal Realty Investment Trust	970	82,566
Rexford Industrial Realty, Inc.	1,670	82,014
Healthcare Trust of America, Inc. — Class A	2,860	78,764
American Campus Communities, Inc.	1,840	78,697
Life Storage, Inc.	650	77,603
First Industrial Realty Trust, Inc.	1,820	76,677
EastGroup Properties, Inc.	550	75,933
Douglas Emmett, Inc.	2,550	74,409
Brixmor Property Group, Inc.	4,384	72,555
SL Green Realty Corp.	1,192	71,019
QTS Realty Trust, Inc. — Class A	1,080	66,830
Healthcare Realty Trust, Inc.	2,210	65,416
Hudson Pacific Properties, Inc.	2,670	64,133
Agree Realty Corp.	950	63,251
Total REITs		7,066,913
Banks - 24.6%
JPMorgan Chase & Co.	5,323	676,394
Bank of America Corp.	18,235	552,703
Morgan Stanley	5,537	379,451
Citigroup, Inc.	6,078	374,770
Wells Fargo & Co.	12,385	373,779
Goldman Sachs Group, Inc.	1,254	330,692
U.S. Bancorp	6,027	280,798
Truist Financial Corp.	5,649	270,757
PNC Financial Services Group, Inc.	1,775	264,475
Bank of New York Mellon Corp.	4,899	207,914
State Street Corp.	2,423	176,346
First Republic Bank	1,141	167,647
SVB Financial Group*	394	152,805
Northern Trust Corp.	1,594	148,465
Fifth Third Bancorp	5,379	148,299
KeyCorp	8,406	137,942
M&T Bank Corp.	1,068	135,956
Regions Financial Corp.	8,365	134,844
Citizens Financial Group, Inc.	3,690	131,954
HDFC Bank Ltd. ADR*	1,742	125,877
ICICI Bank Ltd. ADR*	8,335	123,858
Huntington Bancshares, Inc.	9,773	123,433
Toronto-Dominion Bank	1,974	111,373
HSBC Holdings plc ADR*,1	4,277	110,817
Zions Bancorp North America	2,118	92,006
First Horizon National Corp.	7,075	90,277
Signature Bank	659	89,156
Total Banks		5,912,788
Insurance - 23.2%
Berkshire Hathaway, Inc. — Class B*	3,425	794,155
Marsh & McLennan Companies, Inc.	2,147	251,199
Progressive Corp.	2,477	244,926
Aon plc — Class A	1,093	230,918
Chubb Ltd.	1,463	225,185
MetLife, Inc.	4,689	220,149
Willis Towers Watson plc	941	198,250
Travelers Companies, Inc.	1,410	197,922
American International Group, Inc.	5,111	193,502
Allstate Corp.	1,753	192,707
Prudential Financial, Inc.	2,412	188,305
Aflac, Inc.	4,204	186,952
Arthur J Gallagher & Co.	1,218	150,679
Hartford Financial Services Group, Inc.	2,885	141,307
Everest Re Group Ltd.	550	128,750
Principal Financial Group, Inc.	2,585	128,242
Athene Holding Ltd. — Class A*	2,923	126,098
Cincinnati Financial Corp.	1,434	125,289
Arch Capital Group Ltd.*	3,457	124,694
Markel Corp.*	121	124,058
Brown & Brown, Inc.	2,524	119,663

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Insurance - 23.2% (continued)
RenaissanceRe Holdings Ltd.	720	$119,390
Loews Corp.	2,562	115,341
Equitable Holdings, Inc.	4,438	113,568
Lincoln National Corp.	2,173	109,324
Fidelity National Financial, Inc.	2,777	108,553
Globe Life, Inc.	1,130	107,305
Assurant, Inc.	701	95,490
Reinsurance Group of America, Inc. — Class A	820	95,038
American Financial Group, Inc.	1,070	93,753
Voya Financial, Inc.	1,583	93,096
Unum Group	3,321	76,184
First American Financial Corp.	1,470	75,896
MGIC Investment Corp.	5,410	67,895
Total Insurance		5,563,783
Diversified Financial Services - 14.6%
BlackRock, Inc. — Class A	486	350,668
American Express Co.	2,790	337,339
Charles Schwab Corp.	6,236	330,757
CME Group, Inc. — Class A	1,458	265,429
Intercontinental Exchange, Inc.	2,294	264,475
Capital One Financial Corp.	2,281	225,477
T. Rowe Price Group, Inc.	1,285	194,536
Discover Financial Services	1,895	171,554
Ameriprise Financial, Inc.	837	162,654
Nasdaq, Inc.	1,174	155,837
Synchrony Financial	4,349	150,954
Ally Financial, Inc.	3,360	119,818
Tradeweb Markets, Inc. — Class A	1,820	113,659
Franklin Resources, Inc.	4,536	113,355
Cboe Global Markets, Inc.	1,178	109,695
LPL Financial Holdings, Inc.	912	95,049
Invesco Ltd.	5,397	94,070
Eaton Vance Corp.	1,380	93,743
Credit Acceptance Corp.*,1	240	83,074
SLM Corp.	5,520	68,393
Total Diversified Financial Services		3,500,536
Private Equity - 3.1%
Blackstone Group, Inc. — Class A	4,345	281,600
KKR & Company, Inc. — Class A	4,764	192,894
Apollo Global Management, Inc.	3,081	150,907
Brookfield Asset Management, Inc. — Class A	2,778	114,648
Total Private Equity		740,049
Commercial Services - 2.9%
S&P Global, Inc.	934	307,034
Moody's Corp.	869	252,219
MarketAxess Holdings, Inc.	255	145,493
Total Commercial Services		704,746
Software - 0.8%
MSCI, Inc. — Class A	451	201,385
Media - 0.5%
FactSet Research Systems, Inc.	346	115,045
Savings & Loans - 0.3%
People's United Financial, Inc.	6,073	78,524
Total Common Stocks
(Cost $18,665,835)		23,883,769

SECURITIES LENDING COLLATERAL†,2 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[3]	148,827	148,827
Total Securities Lending Collateral
(Cost $148,827)		148,827
Total Investments - 100.0%
(Cost $18,814,662)		$24,032,596
Other Assets & Liabilities, net - 0.0%		(1,793)
Total Net Assets - 100.0%		$24,030,803

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,883,769	$—	$—	$23,883,769
Securities Lending Collateral	148,827	—	—	148,827
Total Assets	$24,032,596	$—	$—	$24,032,596

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 22.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	427,501	$4,266,456
Guggenheim Strategy Fund II1	168,781	4,212,766
Total Mutual Funds
(Cost $8,438,712)		8,479,222

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 74.5%
U.S. Treasury Bonds
1.63% due 11/15/50	$27,900,000	27,791,015
Total U.S. Government Securities
(Cost $27,508,025)		27,791,015

U.S. TREASURY BILLS†† - 3.6%
U.S. Treasury Bills
0.08% due 01/28/21[2,3]	1,321,000	1,320,949
Total U.S. Treasury Bills
(Cost $1,320,923)		1,320,949

REPURCHASE AGREEMENTS††,4 - 14.6%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	3,022,227	3,022,227
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	1,259,092	1,259,092
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	1,165,826	1,165,826
Total Repurchase Agreements
(Cost $5,447,145)		5,447,145
Total Investments - 115.4%
(Cost $42,714,805)		$43,038,331
Other Assets & Liabilities, net - (15.4)%		(5,735,740)
Total Net Assets - 100.0%		$37,302,591

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	95	Mar 2021	$20,294,375	$173,262

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$8,479,222	$—	$—	$8,479,222
U.S. Government Securities	—	27,791,015	—	27,791,015
U.S. Treasury Bills	—	1,320,949	—	1,320,949
Repurchase Agreements	—	5,447,145	—	5,447,145
Interest Rate Futures Contracts**	173,262	—	—	173,262
Total Assets	$8,652,484	$34,559,109	$—	$43,211,593

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,417,042	$800,000	$(7,300,000)	$(69,129)	$364,853	$4,212,766	168,781	$83,463
Guggenheim Ultra Short Duration Fund — Institutional Class	10,511,293	1,000,000	(7,400,000)	(73,709)	228,872	4,266,456	427,501	53,748
	$20,928,335	$1,800,000	$(14,700,000)	$(142,838)	$593,725	$8,479,222		$137,211

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 32.1%
Johnson & Johnson	7,445	$1,171,694
Merck & Company, Inc.	10,371	848,348
Pfizer, Inc.	22,638	833,305
AbbVie, Inc.	7,545	808,447
Bristol-Myers Squibb Co.	10,908	676,623
Eli Lilly & Co.	3,968	669,957
CVS Health Corp.	8,157	557,123
Cigna Corp.	2,515	523,573
Zoetis, Inc.	3,062	506,761
Becton Dickinson and Co.	1,941	485,677
DexCom, Inc.*	927	342,731
Canopy Growth Corp.*,1	13,861	341,535
McKesson Corp.	1,792	311,665
Viatris, Inc.*	15,007	281,231
AstraZeneca plc ADR	5,303	265,097
AmerisourceBergen Corp. — Class A	2,670	261,019
Jazz Pharmaceuticals plc*	1,567	258,633
Horizon Therapeutics plc*	3,300	241,395
Novartis AG ADR	2,512	237,208
GlaxoSmithKline plc ADR	6,123	225,326
Elanco Animal Health, Inc.*	7,023	215,395
Cardinal Health, Inc.	3,890	208,348
Perrigo Company plc	4,546	203,297
Teva Pharmaceutical Industries Ltd. ADR*	21,036	202,997
Sarepta Therapeutics, Inc.*	1,187	202,372
Henry Schein, Inc.*	2,609	174,438
Neurocrine Biosciences, Inc.*	1,723	165,150
Total Pharmaceuticals		11,219,345
Healthcare-Products - 30.5%
Abbott Laboratories	7,309	800,262
Thermo Fisher Scientific, Inc.	1,695	789,497
Danaher Corp.	3,234	718,401
Medtronic plc	5,611	657,273
Intuitive Surgical, Inc.*	706	577,579
Stryker Corp.	2,290	561,142
Edwards Lifesciences Corp.*	4,857	443,104
Boston Scientific Corp.*	11,402	409,902
IDEXX Laboratories, Inc.*	751	375,402
Align Technology, Inc.*	699	373,532
Baxter International, Inc.	4,476	359,154
Zimmer Biomet Holdings, Inc.	2,110	325,130
ResMed, Inc.	1,484	315,439
West Pharmaceutical Services, Inc.	941	266,595
Insulet Corp.*	986	252,051
Novocure Ltd.*	1,408	243,640
STERIS plc	1,280	242,611
Hologic, Inc.*	3,321	241,869
Avantor, Inc.*	8,302	233,701
ABIOMED, Inc.*	716	232,127
Varian Medical Systems, Inc.*	1,318	230,663
Masimo Corp.*	819	219,803
QIAGEN N.V.*	4,131	218,323
10X Genomics, Inc. — Class A*	1,522	215,515
Dentsply Sirona, Inc.	3,698	193,627
Repligen Corp.*	951	182,240
Penumbra, Inc.*,1	879	153,825
Quidel Corp.*	833	149,649
Tandem Diabetes Care, Inc.*	1,560	149,261
Hill-Rom Holdings, Inc.	1,477	144,702
Haemonetics Corp.*	1,176	139,650
Nevro Corp.*	761	131,729
iRhythm Technologies, Inc.*	550	130,466
Total Healthcare-Products		10,677,864
Biotechnology - 16.9%
Amgen, Inc.	2,871	660,100
Gilead Sciences, Inc.	8,548	498,007
Vertex Pharmaceuticals, Inc.*	1,868	441,483
Illumina, Inc.*	1,138	421,060
Regeneron Pharmaceuticals, Inc.*	840	405,812
Biogen, Inc.*	1,412	345,742
Moderna, Inc.*	3,103	324,170
Alexion Pharmaceuticals, Inc.*	1,868	291,856
Seagen, Inc.*	1,650	288,981
Exact Sciences Corp.*	1,944	257,561
Incyte Corp.*	2,778	241,631
BioMarin Pharmaceutical, Inc.*	2,422	212,385
Alnylam Pharmaceuticals, Inc.*	1,609	209,122
Guardant Health, Inc.*	1,598	205,950
Mirati Therapeutics, Inc.*	823	180,764
BioNTech SE ADR*,1	2,197	179,099
Arrowhead Pharmaceuticals, Inc.*	1,875	143,869
United Therapeutics Corp.*	944	143,290
Exelixis, Inc.*	6,915	138,784
Novavax, Inc.*,1	1,238	138,049
Emergent BioSolutions, Inc.*	1,266	113,434
Inovio Pharmaceuticals, Inc.*,1	7,835	69,340
Total Biotechnology		5,910,489
Healthcare-Services - 15.1%
UnitedHealth Group, Inc.	3,065	1,074,834
Anthem, Inc.	1,640	526,588
Humana, Inc.	1,072	439,809
HCA Healthcare, Inc.	2,549	419,209
Centene Corp.*	5,666	340,130
IQVIA Holdings, Inc.*	1,837	329,135
Teladoc Health, Inc.*	1,588	317,537
Laboratory Corporation of America Holdings*	1,248	254,030
Quest Diagnostics, Inc.	1,941	231,309
Catalent, Inc.*	2,201	229,058
Molina Healthcare, Inc.*	1,007	214,169
DaVita, Inc.*	1,737	203,924
Charles River Laboratories International, Inc.*	799	199,638
Universal Health Services, Inc. — Class B	1,387	190,713
Encompass Health Corp.	1,951	161,328
Invitae Corp.*,1	3,656	152,857
Total Healthcare-Services		5,284,268
Electronics - 3.1%
Agilent Technologies, Inc.	2,867	339,711
Mettler-Toledo International, Inc.*	263	299,736
PerkinElmer, Inc.	1,598	229,313
Waters Corp.*	882	218,224
Total Electronics		1,086,984

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Software - 1.8%
Veeva Systems, Inc. — Class A*	1,318	$358,826
Cerner Corp.	3,511	275,543
Total Software		634,369
Total Common Stocks
(Cost $23,868,009)		34,813,319

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$76,758	76,758
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	31,978	31,978
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	29,609	29,609
Total Repurchase Agreements
(Cost $138,345)		138,345

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	738,907	738,907
Total Securities Lending Collateral
(Cost $738,907)		738,907
Total Investments - 102.0%
(Cost $24,745,261)		$35,690,571
Other Assets & Liabilities, net - (2.0)%		(699,674)
Total Net Assets - 100.0%		$34,990,897

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,813,319	$—	$—	$34,813,319
Repurchase Agreements	—	138,345	—	138,345
Securities Lending Collateral	738,907	—	—	738,907
Total Assets	$35,552,226	$138,345	$—	$35,690,571

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 17.0%
Guggenheim Strategy Fund III[1]	112,348	$2,821,063
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	267,962	2,674,266
Guggenheim Strategy Fund II1	53,173	1,327,192
Total Mutual Funds
(Cost $6,713,045)		6,822,521

	Face Amount
FEDERAL AGENCY NOTES†† - 20.0%
Federal Farm Credit Bank
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	$2,500,000	2,507,708
0.18% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[2]	2,000,000	2,001,226
Fannie Mae
2.50% due 04/13/21	3,487,000	3,510,127
Total Federal Agency Notes
(Cost $8,012,268)		8,019,061

U.S. TREASURY BILLS†† - 16.2%
U.S. Treasury Bills
0.09% due 04/01/21[3]	5,000,000	4,999,033
0.08% due 01/28/21[3,4]	1,475,000	1,474,944
Total U.S. Treasury Bills
(Cost $6,473,764)		6,473,977

REPURCHASE AGREEMENTS††,5 - 44.2%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[6]	9,813,397	9,813,397
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[6]	4,088,366	4,088,366
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[6]	3,785,525	3,785,525
Total Repurchase Agreements
(Cost $17,687,288)		17,687,288
Total Investments - 97.4%
(Cost $38,886,365)		$39,002,847
Other Assets & Liabilities, net - 2.6%		1,035,847
Total Net Assets - 100.0%		$40,038,694

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	215	Mar 2021	$27,128,633	$55,095

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$15,100,000	$1,409,962	$807,557	$602,405
Goldman Sachs International	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	13,800,000	1,288,575	525,409	763,166
							$2,698,537	$1,332,966	$1,365,571

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.49% (1 Month USD LIBOR + 0.35%)	At Maturity	02/18/21	66,766	$5,824,348	$12,131
BNP Paribas	SPDR Bloomberg Barclays High Yield Bond ETF	0.54% (1 Month USD LIBOR + 0.40%)	At Maturity	02/18/21	51,929	5,651,969	11,745

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements†† (continued)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	0.45% (1 Week USD LIBOR + 0.35%)	At Maturity	01/28/21	9,924	$865,720	$744
						$12,342,037	$24,620

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures and credit default swap collateral at December 31, 2020.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as credit index swap collateral at December 31, 2020.

CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,822,521	$—	$—	$6,822,521
Federal Agency Notes	—	8,019,061	—	8,019,061
U.S. Treasury Bills	—	6,473,977	—	6,473,977
Repurchase Agreements	—	17,687,288	—	17,687,288
Interest Rate Futures Contracts**	55,095	—	—	55,095
Credit Default Swap Agreements**	—	1,365,571	—	1,365,571
Credit Index Swap Agreements**	—	24,620	—	24,620
Total Assets	$6,877,616	$33,570,517	$—	$40,448,133

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$692,308	$3,800,000	$(3,225,000)	$4,954	$54,930	$1,327,192	53,173	$21,998
Guggenheim Strategy Fund III	2,704,221	–	–	–	116,842	2,821,063	112,348	38,346
Guggenheim Ultra Short Duration Fund — Institutional Class	1,907,641	6,800,000	(6,100,000)	1,161	65,464	2,674,266	267,962	31,890
	$5,304,170	$10,600,000	$(9,325,000)	$6,115	$237,236	$6,822,521		$92,234

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Internet - 59.2%
Amazon.com, Inc.*	936	$3,048,486
Alphabet, Inc. — Class A*	1,536	2,692,055
Facebook, Inc. — Class A*	7,823	2,136,931
Alibaba Group Holding Ltd. ADR*	5,731	1,333,776
Netflix, Inc.*	2,116	1,144,185
Uber Technologies, Inc.*	14,778	753,678
Booking Holdings, Inc.*	337	750,590
Snap, Inc. — Class A*	12,092	605,446
JD.com, Inc. ADR*	6,571	577,591
Baidu, Inc. ADR*	2,472	534,545
Shopify, Inc. — Class A*	438	495,794
Pinduoduo, Inc. ADR*	2,768	491,791
Match Group, Inc.*	3,186	481,691
Roku, Inc.*	1,415	469,808
Twitter, Inc.*	8,577	464,445
Pinterest, Inc. — Class A*	6,911	455,435
eBay, Inc.	8,501	427,175
MercadoLibre, Inc.*	251	420,480
Okta, Inc.*	1,565	397,917
Spotify Technology S.A.*	1,208	380,109
Chewy, Inc. — Class A*	4,220	379,336
VeriSign, Inc.*	1,682	363,985
Zillow Group, Inc. — Class C*	2,752	357,210
Vipshop Holdings Ltd. ADR*	12,691	356,744
Expedia Group, Inc.	2,606	345,034
Etsy, Inc.*	1,787	317,925
Trip.com Group Ltd. ADR*	9,335	314,870
IAC*	1,662	314,700
Farfetch Ltd. — Class A*	4,662	297,482
Wayfair, Inc. — Class A*	1,301	293,779
Lyft, Inc. — Class A*	5,882	288,983
Wix.com Ltd.*	1,151	287,704
JOYY, Inc. ADR	3,441	275,211
GoDaddy, Inc. — Class A*	3,295	273,320
Fiverr International Ltd.*	1,362	265,726
F5 Networks, Inc.*	1,394	245,260
Anaplan, Inc.*	3,389	243,500
Grubhub, Inc.*	2,704	200,826
TripAdvisor, Inc.*	5,800	166,924
Stamps.com, Inc.*	685	134,390
Stitch Fix, Inc. — Class A*	2,132	125,191
Overstock.com, Inc.*,1	1,804	86,538
Total Internet		23,996,566
Software - 25.9%
Adobe, Inc.*	2,343	1,171,781
salesforce.com, Inc.*	4,839	1,076,823
Zoom Video Communications, Inc. — Class A*	2,051	691,843
Activision Blizzard, Inc.	6,797	631,101
Workday, Inc. — Class A*	2,314	554,458
Twilio, Inc. — Class A*	1,464	495,564
Electronic Arts, Inc.	3,324	477,326
Veeva Systems, Inc. — Class A*	1,742	474,260
DocuSign, Inc.*	2,075	461,273
Sea Ltd. ADR*	1,999	397,901
NetEase, Inc. ADR	4,130	395,530
Take-Two Interactive Software, Inc.*	1,756	364,879
Coupa Software, Inc.*	1,001	339,249
HubSpot, Inc.*	815	323,099
Bilibili, Inc. ADR*	3,725	319,307
Akamai Technologies, Inc.*	2,967	311,505
Citrix Systems, Inc.	2,330	303,133
MongoDB, Inc.*	823	295,490
Pluralsight, Inc. — Class A*	13,613	285,328
Five9, Inc.*	1,394	243,114
Fastly, Inc. — Class A*	2,396	209,339
Dropbox, Inc. — Class A*	9,238	204,991
Smartsheet, Inc. — Class A*	2,825	195,744
J2 Global, Inc.*	1,629	159,137
New Relic, Inc.*	2,225	145,515
Total Software		10,527,690
Telecommunications - 6.9%
Cisco Systems, Inc.	23,238	1,039,900
Motorola Solutions, Inc.	2,408	409,504
Arista Networks, Inc.*	1,203	349,556
GDS Holdings Ltd. ADR*	3,040	284,666
Telefonaktiebolaget LM Ericsson ADR	23,242	277,742
Ciena Corp.*	4,175	220,649
Juniper Networks, Inc.	9,209	207,295
Total Telecommunications		2,789,312
Commercial Services - 5.7%
PayPal Holdings, Inc.*	5,160	1,208,472
CoStar Group, Inc.*	506	467,686
Paylocity Holding Corp.*	1,248	256,976
Chegg, Inc.*	2,719	245,607
2U, Inc.*	3,101	124,071
Total Commercial Services		2,302,812
Healthcare-Services - 1.0%
Teladoc Health, Inc.*	2,100	419,916
Computers - 0.5%
Lumentum Holdings, Inc.*	2,128	201,734
Real Estate - 0.4%
Redfin Corp.*	2,282	156,614
Total Common Stocks
(Cost $22,779,374)		40,394,644

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$164,275	164,275
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	68,438	68,438
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	63,369	63,369
Total Repurchase Agreements
(Cost $296,082)		296,082

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	76,452	$76,452
Total Securities Lending Collateral
(Cost $76,452)		76,452
Total Investments - 100.5%
(Cost $23,151,908)		$40,767,178
Other Assets & Liabilities, net - (0.5)%		(221,518)
Total Net Assets - 100.0%		$40,545,660

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,394,644	$—	$—	$40,394,644
Repurchase Agreements	—	296,082	—	296,082
Securities Lending Collateral	76,452	—	—	76,452
Total Assets	$40,471,096	$296,082	$—	$40,767,178

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 21.9%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	$48,992	$48,992
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	20,411	20,411
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	18,899	18,899
Total Repurchase Agreements
(Cost $88,302)		88,302
Total Investments - 21.9%
(Cost $88,302)		$88,302
Other Assets & Liabilities, net - 78.1%		314,713
Total Net Assets - 100.0%		$403,015

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	(0.16)% (1 Month USD LIBOR - 0.30%)	At Maturity	02/18/21	11	$41,046	$(772)
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	(0.36)% (1 Week USD LIBOR - 0.45%)	At Maturity	02/18/21	213	767,327	(1,859)
						$808,373	$(2,631)

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$88,302	$—	$88,302

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,631	$—	$2,631

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 26.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	448,271	$4,473,745
Guggenheim Strategy Fund II1	178,575	4,457,234
Total Mutual Funds
(Cost $8,870,928)		8,930,979

	Face Amount
FEDERAL AGENCY NOTES†† - 28.2%
Federal Farm Credit Bank
0.18% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[2]	$3,500,000	3,502,146
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	3,000,000	3,010,069
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	2,220,000	2,227,830
Fannie Mae
0.24% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/11/22[2]	100,000	100,167
0.24% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/09/22[2]	100,000	100,167
0.22% (U.S. Secured Overnight Financing Rate + 0.15%, Rate Floor: 0.00%) due 12/10/21[2]	100,000	100,123
0.21% (U.S. Secured Overnight Financing Rate + 0.14%, Rate Floor: 0.00%) due 09/10/21[2]	100,000	100,083
0.22% (U.S. Secured Overnight Financing Rate + 0.15%, Rate Floor: 0.00%) due 12/09/21[2]	25,000	25,030
Freddie Mac
0.21% (U.S. Secured Overnight Financing Rate + 0.14%, Rate Floor: 0.00%) due 12/10/21[2]	140,000	140,120
Federal Home Loan Bank
0.19% (U.S. Secured Overnight Financing Rate + 0.12%, Rate Floor: 0.00%) due 02/10/22[2]	100,000	100,095
Total Federal Agency Notes
(Cost $9,386,861)		9,405,830

U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
0.08% due 01/28/21[3,4]	779,000	778,970
Total U.S. Treasury Bills
(Cost $778,955)		778,970

REPURCHASE AGREEMENTS†† - 62.3%
Individual Repurchase Agreements[6]
Barclays Capital, Inc. issued 12/31/20 at (0.05)% due 01/04/21 (secured by a U.S. Treasury Bond, at a rate of 1.63% and maturing 11/15/50 as collateral, with a value of $15,613,650) to be repurchased at $15,307,415	15,307,500	15,307,500
Mizuho Financial Group, Inc. issued 12/31/20 at (0.10)% due 01/04/21 (secured by a U.S. Treasury Bond, at a rate of 1.63% and maturing 11/15/50 as collateral, with a value of $2,386,206) to be repurchased at $2,339,391	2,339,418	2,339,418
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	1,735,423	1,735,423
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	722,996	722,996
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	669,441	669,441
Total Repurchase Agreements
(Cost $20,774,778)		20,774,778
Total Investments - 119.6%
(Cost $39,811,522)		$39,890,557

U.S. Government Securities Sold Short†† - (86.9)%
U.S. Treasury Bonds
1.63% due 11/15/50	29,100,000	(28,986,328)
Total U.S. Government Securities Sold Short - (86.9)%
(Proceeds $28,950,205)		$(28,986,328)
Other Assets & Liabilities, net - 67.3%		22,461,681
Total Net Assets - 100.0%		$33,365,910

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	26	Mar 2021	$5,554,250	$89,264

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as short security collateral at June 30, 2020.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$8,930,979	$—	$—	$8,930,979
Federal Agency Notes	—	9,405,830	—	9,405,830
U.S. Treasury Bills	—	778,970	—	778,970
Repurchase Agreements	—	20,774,778	—	20,774,778
Interest Rate Futures Contracts**	89,264	—	—	89,264
Total Assets	$9,020,243	$30,959,578	$—	$39,979,821

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$28,986,328	$—	$28,986,328

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,812,960	$500,000	$–	$–	$144,274	$4,457,234	178,575	$56,689
Guggenheim Ultra Short Duration Fund — Institutional Class	3,399,177	1,000,000	–	–	74,568	4,473,745	448,271	33,392
	$7,212,137	$1,500,000	$–	$–	$218,842	$8,930,979		$90,081

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 48.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	25,130	$250,798
Guggenheim Strategy Fund II1	8,042	200,722
Total Mutual Funds
(Cost $447,650)		451,520

	Face Amount
FEDERAL AGENCY NOTES†† - 21.4%
Federal Farm Credit Bank
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	$200,000	200,617
Total Federal Agency Notes
(Cost $200,000)		200,617

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
0.08% due 01/28/21[3,4]	5,000	5,000
Total U.S. Treasury Bills
(Cost $5,000)		5,000

REPURCHASE AGREEMENTS††,5 - 25.6%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	133,128	133,128
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	55,463	55,463
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	51,354	51,354
Total Repurchase Agreements
(Cost $239,945)		239,945
Total Investments - 95.6%
(Cost $892,595)		$897,082
Other Assets & Liabilities, net - 4.4%		40,946
Total Net Assets - 100.0%		$938,028

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	7	Mar 2021	$883,258	$(724)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$900,000	$(84,037)	$(80,682)	$(3,355)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$451,520	$—	$—	$451,520
Federal Agency Notes	—	200,617	—	200,617
U.S. Treasury Bills	—	5,000	—	5,000
Repurchase Agreements	—	239,945	—	239,945
Total Assets	$451,520	$445,562	$—	$897,082

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$724	$—	$—	$724
Credit Default Swap Agreements**	—	3,355	—	3,355
Total Liabilities	$724	$3,355	$—	$4,079

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,537,959	$2,160,000	$(3,530,000)	$(17,689)	$50,452	$200,722	8,042	$8,123
Guggenheim Ultra Short Duration Fund — Institutional Class	1,550,914	1,860,000	(3,180,000)	(13,874)	33,758	250,798	25,130	7,087
	$3,088,873	$4,020,000	$(6,710,000)	$(31,563)	$84,210	$451,520		$15,210

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 35.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	12,153	$121,283
Guggenheim Strategy Fund II1	4,824	120,411
Total Mutual Funds
(Cost $239,896)		241,694

	Face Amount
REPURCHASE AGREEMENTS††,2 - 65.2%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[3]	$246,376	246,376
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	102,643	102,643
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	95,039	95,039
Total Repurchase Agreements
(Cost $444,058)		444,058
Total Investments - 100.7%
(Cost $683,954)		$685,752
Other Assets & Liabilities, net - (0.7)%		(4,429)
Total Net Assets - 100.0%		$681,323

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P MidCap 400 Index Mini Futures Contracts	1	Mar 2021	$230,260	$260

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	(0.29)% (1 Week USD LIBOR + 0.20%)	At Maturity	02/17/21	81	$186,706	$235
Goldman Sachs International	S&P MidCap 400 Index	(0.19)% (1 Week USD LIBOR + 0.10%)	At Maturity	02/18/21	55	126,628	(1,242)
BNP Paribas	S&P MidCap 400 Index	(0.09)% (1 Month USD LIBOR - 0.05%)	At Maturity	02/18/21	58	134,748	(1,322)
						$448,082	$(2,329)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$241,694	$—	$—	$241,694
Repurchase Agreements	—	444,058	—	444,058
Equity Futures Contracts**	260	—	—	260
Equity Index Swap Agreements**	—	235	—	235
Total Assets	$241,954	$444,293	$—	$686,247

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,564	$—	$2,564

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$105,850	$50,000	$(40,000)	$241	$4,320	$120,411	4,824	$1,998
Guggenheim Ultra Short Duration Fund — Institutional Class	103,595	55,018	(40,000)	147	2,523	121,283	12,153	1,299
	$209,445	$105,018	$(80,000)	$388	$6,843	$241,694		$3,297

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 10.3%
Guggenheim Strategy Fund II1	61,417	$1,532,968
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	152,495	1,521,903
Total Mutual Funds
(Cost $2,973,832)		3,054,871

	Face Amount
U.S. TREASURY BILLS†† - 7.2%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	$2,000,000	1,999,613
0.08% due 01/28/21[3,4]	129,000	128,995
Total U.S. Treasury Bills
(Cost $2,128,552)		2,128,608

FEDERAL AGENCY NOTES†† - 5.0%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[5]	750,000	752,557
0.37% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[5]	500,000	501,478
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[5]	240,000	240,846
Total Federal Agency Notes
(Cost $1,489,792)		1,494,881

REPURCHASE AGREEMENTS††,6 - 75.2%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	12,353,949	12,353,949
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	5,146,787	5,146,787
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	4,765,544	4,765,544
Total Repurchase Agreements
(Cost $22,266,280)		22,266,280
Total Investments - 97.7%
(Cost $28,858,456)		$28,944,640
Other Assets & Liabilities, net - 2.3%		677,574
Total Net Assets - 100.0%		$29,622,214

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	10	Mar 2021	$2,573,850	$(63,341)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	(0.29)% (1 Month USD LIBOR + 0.15%)	At Maturity	02/18/21	510	$6,572,024	$(22,845)
Goldman Sachs International	NASDAQ-100 Index	(0.34)% (1 Week USD LIBOR + 0.25%)	At Maturity	02/18/21	735	9,479,043	(32,940)
Barclays Bank plc	NASDAQ-100 Index	(0.44)% (1 Week USD LIBOR + 0.35%)	At Maturity	02/17/21	851	10,973,013	(42,076)
						$27,024,080	$(97,861)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[5]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Repurchase Agreements — See Note 4.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,054,871	$—	$—	$3,054,871
U.S. Treasury Bills	—	2,128,608	—	2,128,608
Federal Agency Notes	—	1,494,881	—	1,494,881
Repurchase Agreements	—	22,266,280	—	22,266,280
Total Assets	$3,054,871	$25,889,769	$—	$28,944,640

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$63,341	$—	$—	$63,341
Equity Index Swap Agreements**	—	97,861	—	97,861
Total Liabilities	$63,341	$97,861	$—	$161,202

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,621,432	$1,150,000	$(1,300,000)	$(23,890)	$85,426	$1,532,968	61,417	$20,968
Guggenheim Ultra Short Duration Fund — Institutional Class	2,781,641	–	(1,300,000)	(15,470)	55,732	1,521,903	152,495	15,145
	$4,403,073	$1,150,000	$(2,600,000)	$(39,360)	$141,158	$3,054,871		$36,113

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 21.7%
Guggenheim Strategy Fund II1	59,132	$1,475,942
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	147,551	1,472,561
Total Mutual Funds
(Cost $2,911,333)		2,948,503

	Face Amount
FEDERAL AGENCY NOTES†† - 17.0%
Federal Home Loan Bank
0.06% (3 Month USD LIBOR - 0.17%, Rate Floor: 0.00%) due 01/06/21[2]	$2,200,000	2,199,999
Federal Farm Credit Bank
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	120,000	120,423
Total Federal Agency Notes
(Cost $2,319,991)		2,320,422

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
0.09% due 04/01/21[3,4]	200,000	199,961
Total U.S. Treasury Bills
(Cost $199,957)		199,961

REPURCHASE AGREEMENTS††,5 - 59.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[3]	4,516,326	4,516,326
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	1,881,550	1,881,550
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	1,742,176	1,742,176
Total Repurchase Agreements
(Cost $8,140,052)		8,140,052
Total Investments - 100.0%
(Cost $13,571,333)		$13,608,938
Other Assets & Liabilities, net - 0.0%		(2,078)
Total Net Assets - 100.0%		$13,606,860

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	10	Mar 2021	$987,100	$1,077

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	0.41% (1 Week USD LIBOR - 0.50%)	At Maturity	02/17/21	325	$640,887	$6,943
BNP Paribas	Russell 2000 Index	0.26% (1 Month USD LIBOR - 0.40%)	At Maturity	02/18/21	322	636,828	(4,996)
Goldman Sachs International	Russell 2000 Index	(0.04)% (1 Week USD LIBOR - 0.05%)	At Maturity	02/18/21	5,756	11,366,620	(80,620)
						$12,644,335	$(78,673)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,948,503	$—	$—	$2,948,503
Federal Agency Notes	—	2,320,422	—	2,320,422
U.S. Treasury Bills	—	199,961	—	199,961
Repurchase Agreements	—	8,140,052	—	8,140,052
Equity Futures Contracts**	1,077	—	—	1,077
Equity Index Swap Agreements**	—	6,943	—	6,943
Total Assets	$2,949,580	$10,667,378	$—	$13,616,958

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$85,616	$—	$85,616

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$826,823	$600,000	$–	$–	$49,119	$1,475,942	59,132	$19,908
Guggenheim Ultra Short Duration Fund — Institutional Class	1,068,939	375,000	–	–	28,622	1,472,561	147,551	13,204
	$1,895,762	$975,000	$–	$–	$77,741	$2,948,503		$33,112

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 19.2%
Guggenheim Strategy Fund II1	282,633	$7,054,522
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	527,442	5,263,876
Total Mutual Funds
(Cost $12,230,893)		12,318,398

	Face Amount
FEDERAL AGENCY NOTES†† - 52.7%
Federal Farm Credit Bank
0.28% (U.S. Prime Rate - 2.98%, Rate Floor: 0.00%) due 05/10/21[2]	$5,000,000	5,002,948
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	4,500,000	4,515,343
0.37% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[2]	4,000,000	4,011,820
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	3,040,000	3,050,722
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	3,000,000	3,009,250
Federal Home Loan Bank
0.12% (U.S. Secured Overnight Financing Rate + 0.03%, Rate Floor: 0.00%) due 02/22/21[2]	5,000,000	5,000,035
0.06% (3 Month USD LIBOR - 0.17%, Rate Floor: 0.00%) due 01/06/21[2]	2,500,000	2,499,998
0.19% (U.S. Secured Overnight Financing Rate + 0.10%, Rate Floor: 0.00%) due 02/22/21[2]	1,450,000	1,450,179
0.13% (U.S. Secured Overnight Financing Rate + 0.04%, Rate Floor: 0.00%) due 02/25/21[2]	250,000	250,009
Fannie Mae
0.31% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	5,000,000	5,011,473
Total Federal Agency Notes
(Cost $33,740,036)		33,801,777

U.S. GOVERNMENT SECURITIES†† - 11.1%
U.S. Treasury Notes
1.75% due 11/30/21	7,000,000	7,103,359
Total U.S. Government Securities
(Cost $7,104,626)		7,103,359

U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
0.09% due 04/01/21[3,4]	1,500,000	1,499,710
Total U.S. Treasury Bills
(Cost $1,499,672)		1,499,710

REPURCHASE AGREEMENTS††,5 - 15.6%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[3]	5,530,093	5,530,093
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	2,303,896	2,303,896
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	2,133,237	2,133,237
Total Repurchase Agreements
(Cost $9,967,226)		9,967,226
Total Investments - 100.9%
(Cost $64,542,453)		$64,690,470
Other Assets & Liabilities, net - (0.9)%		(599,579)
Total Net Assets - 100.0%		$64,090,891

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	23	Mar 2021	$4,305,888	$(18,913)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	(0.39)% (1 Week USD LIBOR + 0.30%)	At Maturity	02/17/21	1,983	$7,446,616	$(41,058)
Goldman Sachs International	S&P 500 Index	(0.44)% (1 Week USD LIBOR + 0.35%)	At Maturity	02/18/21	7,027	26,394,233	(184,727)
BNP Paribas	S&P 500 Index	(0.19)% (1 Month USD LIBOR + 0.05%)	At Maturity	02/18/21	6,894	$25,895,550	$(200,141)
						$59,736,399	$(425,926)

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,318,398	$—	$—	$12,318,398
Federal Agency Notes	—	33,801,777	—	33,801,777
U.S. Government Securities	—	7,103,359	—	7,103,359
U.S. Treasury Bills	—	1,499,710	—	1,499,710
Repurchase Agreements	—	9,967,226	—	9,967,226
Total Assets	$12,318,398	$52,372,072	$—	$64,690,470

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$18,913	$—	$—	$18,913
Equity Index Swap Agreements**	—	425,926	—	425,926
Total Liabilities	$18,913	$425,926	$—	$444,839

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,797,326	$–	$–	$–	$257,196	$7,054,522	282,633	$97,035
Guggenheim Ultra Short Duration Fund — Institutional Class	4,355,562	800,000	–	–	108,314	5,263,876	527,442	47,852
	$11,152,888	$800,000	$–	$–	$365,510	$12,318,398		$144,887

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 9.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	14,448	$144,192
Guggenheim Strategy Fund II1	4,036	100,749
Total Mutual Funds
(Cost $243,661)		244,941

	Face Amount
U.S. TREASURY BILLS†† - 12.2%
U.S. Treasury Bills
0.08% due 01/28/21[2,3]	$326,000	325,988
Total U.S. Treasury Bills
(Cost $325,981)		325,988

FEDERAL AGENCY NOTES†† - 7.6%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[4]	100,000	100,341
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[4]	100,000	100,308
Total Federal Agency Notes
(Cost $200,000)		200,649

REPURCHASE AGREEMENTS††,5 - 74.6%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	1,104,661	1,104,661
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	460,213	460,213
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	426,124	426,124
Total Repurchase Agreements
(Cost $1,990,998)		1,990,998
Total Investments - 103.6%
(Cost $2,760,640)		$2,762,576
Other Assets & Liabilities, net - (3.6)%		(94,972)
Total Net Assets - 100.0%		$2,667,604

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	39	Mar 2021	$5,367,375	$183,754

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	44	Mar 2021	5,330,875	37,985

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$244,941	$—	$—	$244,941
U.S. Treasury Bills	—	325,988	—	325,988
Federal Agency Notes	—	200,649	—	200,649
Repurchase Agreements	—	1,990,998	—	1,990,998
Equity Futures Contracts**	183,754	—	—	183,754
Currency Futures Contracts**	37,985	—	—	37,985
Total Assets	$466,680	$2,517,635	$—	$2,984,315

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$156,143	$–	$(60,000)	$(1,252)	$5,858	$100,749	4,036	$1,521
Guggenheim Ultra Short Duration Fund — Institutional Class	160,954	21	(20,000)	(271)	3,488	144,192	14,448	1,348
	$317,097	$21	$(80,000)	$(1,523)	$9,346	$244,941		$2,869

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.0%
Media - 22.1%
Walt Disney Co.*	4,418	$800,453
Comcast Corp. — Class A	13,745	720,238
Charter Communications, Inc. — Class A*	874	578,195
Liberty Broadband Corp. — Class C*	1,524	241,356
ViacomCBS, Inc. — Class B	6,062	225,870
Altice USA, Inc. — Class A*	5,743	217,488
DISH Network Corp. — Class A*	6,398	206,911
Discovery, Inc. — Class A*,1	6,737	202,716
Fox Corp. — Class A	6,752	196,618
Cable One, Inc.	74	164,851
News Corp. — Class A	8,608	154,686
New York Times Co. — Class A	2,590	134,084
Nexstar Media Group, Inc. — Class A	980	107,006
World Wrestling Entertainment, Inc. — Class A	1,808	86,875
Total Media		4,037,347
Retail - 17.3%
McDonald's Corp.	2,686	576,362
Starbucks Corp.	4,874	521,420
Chipotle Mexican Grill, Inc. — Class A*	199	275,955
Yum! Brands, Inc.	2,384	258,807
Yum China Holdings, Inc.	3,208	183,145
Darden Restaurants, Inc.	1,497	178,323
Domino's Pizza, Inc.	451	172,940
Restaurant Brands International, Inc.	2,583	157,847
Texas Roadhouse, Inc. — Class A	1,319	103,093
Wendy's Co.	4,490	98,421
Cracker Barrel Old Country Store, Inc.	618	81,527
Shake Shack, Inc. — Class A*	960	81,389
Wingstop, Inc.	605	80,193
Brinker International, Inc.	1,294	73,202
Papa John's International, Inc.	838	71,104
Jack in the Box, Inc.	734	68,115
Cheesecake Factory, Inc.[1]	1,635	60,593
Bloomin' Brands, Inc.	3,102	60,241
Dave & Buster's Entertainment, Inc.	1,835	55,087
Total Retail		3,157,764
Lodging - 11.4%
Las Vegas Sands Corp.	5,425	323,330
Marriott International, Inc. — Class A	2,337	308,297
Hilton Worldwide Holdings, Inc.	2,431	270,473
MGM Resorts International	5,746	181,056
Wynn Resorts Ltd.	1,398	157,736
Melco Resorts & Entertainment Ltd. ADR	7,664	142,167
Huazhu Group Ltd. ADR	3,116	140,313
Hyatt Hotels Corp. — Class A	1,738	129,047
Choice Hotels International, Inc.	1,090	116,336
Wyndham Hotels & Resorts, Inc.	1,923	114,303
Boyd Gaming Corp.*	2,316	99,403
Wyndham Destinations, Inc.	2,145	96,225
Total Lodging		2,078,686
Software - 9.2%
Activision Blizzard, Inc.	4,104	381,057
Electronic Arts, Inc.	2,005	287,918
Sea Ltd. ADR*	1,244	247,618
NetEase, Inc. ADR	2,519	241,245
Take-Two Interactive Software, Inc.*	1,061	220,465
Bilibili, Inc. ADR*	2,064	176,926
HUYA, Inc. ADR*,1	6,766	134,846
Total Software		1,690,075
Internet - 8.7%
Netflix, Inc.*	1,278	691,053
Roku, Inc.*	855	283,877
Spotify Technology S.A.*	752	236,624
Tencent Music Entertainment Group ADR*	10,593	203,809
iQIYI, Inc. ADR*	10,066	175,954
Total Internet		1,591,317
Leisure Time - 8.1%
Peloton Interactive, Inc. — Class A*	1,942	294,640
Carnival Corp.	10,601	229,618
Royal Caribbean Cruises Ltd.	2,675	199,796
Norwegian Cruise Line Holdings Ltd.*,1	5,204	132,338
Planet Fitness, Inc. — Class A*	1,567	121,646
Harley-Davidson, Inc.	3,107	114,027
Polaris, Inc.	1,158	110,334
Brunswick Corp.	1,418	108,108
YETI Holdings, Inc.*	1,492	102,157
Callaway Golf Co.	2,777	66,676
Total Leisure Time		1,479,340
Entertainment - 7.9%
Live Nation Entertainment, Inc.*	2,420	177,821
Caesars Entertainment, Inc.*	2,336	173,495
DraftKings, Inc. — Class A*	3,653	170,084
Vail Resorts, Inc.*	557	155,381
Penn National Gaming, Inc.*	1,662	143,547
Churchill Downs, Inc.	600	116,874
Marriott Vacations Worldwide Corp.	840	115,265
Madison Square Garden Sports Corp. — Class A*	533	98,125
Scientific Games Corp. — Class A*	2,118	87,876
Six Flags Entertainment Corp.	2,301	78,464
SeaWorld Entertainment, Inc.*	2,312	73,036
Cinemark Holdings, Inc.[1]	3,598	62,641
Total Entertainment		1,452,609
Beverages - 6.4%
Constellation Brands, Inc. — Class A	1,355	296,813
Brown-Forman Corp. — Class B	3,547	281,738
Boston Beer Company, Inc. — Class A*	162	161,075
Anheuser-Busch InBev S.A. ADR	2,099	146,741
Molson Coors Beverage Co. — Class B	3,215	145,286

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Beverages - 6.4% (continued)
Diageo plc ADR	863	$137,053
Total Beverages		1,168,706
Agriculture - 5.6%
Philip Morris International, Inc.	6,008	497,402
Altria Group, Inc.	9,360	383,760
British American Tobacco plc ADR	3,671	137,626
Total Agriculture		1,018,788
Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	1,740	162,759
Mattel, Inc.*	5,935	103,566
Total Toys, Games & Hobbies		266,325
Food Service - 0.8%
Aramark	3,766	144,916
Total Common Stocks
(Cost $11,936,891)		18,085,873

RIGHTS††† - 0.0%
Media - 0.0%
Nexstar Media Group, Inc.*	8,160	—
Total Rights
(Cost $–)		—

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$71,008	71,008
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	29,583	29,583
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	27,391	27,391
Total Repurchase Agreements
(Cost $127,982)		127,982

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	453,705	453,705
Total Securities Lending Collateral
(Cost $453,705)		453,705
Total Investments - 102.2%
(Cost $12,518,578)		$18,667,560
Other Assets & Liabilities, net - (2.2)%		(409,427)
Total Net Assets - 100.0%		$18,258,133

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$18,085,873	$—	$—		$18,085,873
Rights	—	—	—	*	—
Repurchase Agreements	—	127,982	—		127,982
Securities Lending Collateral	453,705	—	—		453,705
Total Assets	$18,539,578	$127,982	$—		$18,667,560

*	Security has a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 103.3%
Consumer, Non-cyclical - 31.3%
Johnson & Johnson[1]	1,143	$179,885
Merck & Company, Inc.[1]	2,063	168,753
Philip Morris International, Inc.[1]	2,017	166,988
Amgen, Inc.[1]	716	164,623
Molson Coors Beverage Co. — Class B1	3,562	160,967
Procter & Gamble Co.[1]	1,135	157,924
General Mills, Inc.[1]	2,439	143,413
Colgate-Palmolive Co.	1,658	141,776
UnitedHealth Group, Inc.	397	139,220
Kraft Heinz Co.	3,917	135,763
Kimberly-Clark Corp.[1]	984	132,673
McKesson Corp.[1]	741	128,875
Altria Group, Inc.[1]	2,882	118,162
DaVita, Inc.*	985	115,639
Campbell Soup Co.[1]	2,303	111,350
Cardinal Health, Inc.	2,062	110,441
J M Smucker Co.[1]	895	103,462
United Rentals, Inc.*	427	99,025
Pfizer, Inc.[1]	2,539	93,461
United Therapeutics Corp.*	595	90,315
Quanta Services, Inc.	1,234	88,873
CVS Health Corp.[1]	1,247	85,170
Conagra Brands, Inc.	2,238	81,150
Laboratory Corporation of America Holdings*	393	79,995
Ingredion, Inc.[1]	985	77,490
Eli Lilly & Co.[1]	437	73,783
Tyson Foods, Inc. — Class A	1,140	73,462
Post Holdings, Inc.*	716	72,323
Jazz Pharmaceuticals plc*	437	72,127
Gilead Sciences, Inc.[1]	1,234	71,893
Anthem, Inc.	217	69,677
Mondelez International, Inc. — Class A	1,175	68,702
Humana, Inc.	159	65,233
Cigna Corp.	306	63,703
Rent-A-Center, Inc.	1,632	62,489
John B Sanfilippo & Son, Inc.	772	60,880
Bristol-Myers Squibb Co.	975	60,479
Medtronic plc	479	56,110
Constellation Brands, Inc. — Class A	246	53,886
AbbVie, Inc.	492	52,718
TreeHouse Foods, Inc.*	1,237	52,560
Sprouts Farmers Market, Inc.*	2,598	52,220
Alexion Pharmaceuticals, Inc.*	331	51,715
Vector Group Ltd.	4,017	46,798
Encompass Health Corp.	555	45,893
Molina Healthcare, Inc.*	215	45,726
Innoviva, Inc.*	3,498	43,340
Hologic, Inc.*	559	40,712
Kellogg Co.	613	38,147
Alkermes plc*	1,870	37,306
PayPal Holdings, Inc.*	159	37,238
Ionis Pharmaceuticals, Inc.*	657	37,147
Chemed Corp.	69	36,750
Clorox Co.	182	36,749
Hill-Rom Holdings, Inc.	352	34,486
USANA Health Sciences, Inc.*	433	33,384
Prestige Consumer Healthcare, Inc.*	903	31,488
Thermo Fisher Scientific, Inc.[1]	62	28,878
Becton Dickinson and Co.	96	24,021
Vertex Pharmaceuticals, Inc.*	101	23,870
Abbott Laboratories	213	23,321
Coca-Cola Co.	414	22,704
PepsiCo, Inc.[1]	153	22,690
Danaher Corp.	100	22,214
Regeneron Pharmaceuticals, Inc.*	41	19,808
Total Consumer, Non-cyclical		4,942,023
Technology - 15.1%
Apple, Inc.[1]	2,372	314,741
Microsoft Corp.[1]	861	191,504
International Business Machines Corp.[1]	1,432	180,260
Cerner Corp.[1]	1,949	152,957
SS&C Technologies Holdings, Inc.[1]	2,053	149,356
Intel Corp.[1]	2,741	136,557
Seagate Technology plc	2,185	135,820
Texas Instruments, Inc.	797	130,812
Oracle Corp.[1]	1,816	117,477
NetApp, Inc.	1,760	116,582
HP, Inc.	3,792	93,245
KLA Corp.	321	83,110
CDK Global, Inc.	1,399	72,510
Skyworks Solutions, Inc.	411	62,834
Applied Materials, Inc.	693	59,806
Dell Technologies, Inc. — Class C*	755	55,334
Cirrus Logic, Inc.*	627	51,539
Paychex, Inc.	536	49,944
Microchip Technology, Inc.	331	45,714
Kulicke & Soffa Industries, Inc.	1,433	45,584
Broadcom, Inc.	70	30,649
Adobe, Inc.*	59	29,507
QUALCOMM, Inc.	191	29,097
Accenture plc — Class A	108	28,211
Fidelity National Information Services, Inc.	149	21,078
Total Technology		2,384,228
Industrial - 13.1%
Hubbell, Inc.	763	119,631
TE Connectivity Ltd.	982	118,891
AGCO Corp.	1,050	108,244
Snap-on, Inc.[1]	594	101,657
Vishay Intertechnology, Inc.	4,794	99,284
Masco Corp.	1,540	84,592
Caterpillar, Inc.[1]	448	81,545
3M Co.	451	78,830
Timken Co.	1,001	77,437
Oshkosh Corp.	873	75,139
Arrow Electronics, Inc.*	766	74,532
General Dynamics Corp.	480	71,434
Lockheed Martin Corp.	197	69,931
Waters Corp.*	280	69,277
Garmin Ltd.	562	67,249
Lincoln Electric Holdings, Inc.[1]	555	64,519
Keysight Technologies, Inc.*	467	61,686

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 103.3% (continued)
Industrial - 13.1% (continued)
Regal Beloit Corp.	480	$58,949
Eaton Corporation plc	431	51,780
Terex Corp.	1,462	51,009
Owens Corning	667	50,532
Acuity Brands, Inc.	368	44,561
Energizer Holdings, Inc.	1,001	42,222
PerkinElmer, Inc.	292	41,902
National Instruments Corp.	952	41,831
Pentair plc	764	40,561
Trane Technologies plc	249	36,145
Dover Corp.	284	35,855
A O Smith Corp.	651	35,688
Lennox International, Inc.	104	28,493
General Electric Co.	2,088	22,551
Honeywell International, Inc.	106	22,546
Union Pacific Corp.[1]	104	21,655
United Parcel Service, Inc. — Class B	127	21,387
Total Industrial		2,071,545
Communications - 12.4%
Cisco Systems, Inc.[1]	4,372	195,647
Verizon Communications, Inc.[1]	3,191	187,471
Alphabet, Inc. — Class C*,1	88	154,165
Amazon.com, Inc.*,1	47	153,076
Viavi Solutions, Inc.*	9,373	140,361
T-Mobile US, Inc.*	1,012	136,468
Juniper Networks, Inc.	5,063	113,968
AT&T, Inc.[1]	3,740	107,563
Sirius XM Holdings, Inc.[2]	16,772	106,838
Cogent Communications Holdings, Inc.	1,450	86,812
Omnicom Group, Inc.[1]	1,302	81,206
Facebook, Inc. — Class A*,1	277	75,665
Motorola Solutions, Inc.	436	74,146
VeriSign, Inc.*	341	73,792
eBay, Inc.	1,250	62,813
Ciena Corp.*	1,145	60,513
Discovery, Inc. — Class A*,2	1,558	46,880
Walt Disney Co.*	219	39,678
Comcast Corp. — Class A1	697	36,523
Netflix, Inc.*	56	30,281
Total Communications		1,963,866
Consumer, Cyclical - 10.6%
Gentex Corp.[1]	4,708	159,742
Best Buy Company, Inc.[1]	1,362	135,914
Gentherm, Inc.*	2,000	130,440
Lowe's Companies, Inc.	692	111,073
Allison Transmission Holdings, Inc.[1]	2,558	110,327
Genuine Parts Co.	1,094	109,870
Autoliv, Inc.	1,121	103,244
AutoZone, Inc.*	73	86,537
PACCAR, Inc.	954	82,311
Lear Corp.[1]	465	73,949
AutoNation, Inc.*	932	65,044
Cummins, Inc.[1]	270	61,317
PulteGroup, Inc.	1,381	59,549
Lennar Corp. — Class A	764	58,239
Brunswick Corp.	726	55,350
Meritage Homes Corp.*	540	44,723
MSC Industrial Direct Company, Inc. — Class A	489	41,267
Dolby Laboratories, Inc. — Class A	371	36,035
Hanesbrands, Inc.	2,433	35,473
Home Depot, Inc.[1]	119	31,609
Walmart, Inc.	182	26,235
McDonald's Corp.	100	21,458
Costco Wholesale Corp.	56	21,100
General Motors Co.	474	19,738
Total Consumer, Cyclical		1,680,544
Financial - 10.3%
Allstate Corp.[1]	1,624	178,526
Berkshire Hathaway, Inc. — Class B*,1	721	167,178
MetLife, Inc.	3,512	164,888
Highwoods Properties, Inc. REIT	2,811	111,400
Equity Residential REIT	1,645	97,516
Travelers Companies, Inc.	668	93,767
JPMorgan Chase & Co.	633	80,435
Piedmont Office Realty Trust, Inc. — Class A REIT	4,941	80,192
Western Union Co.	3,556	78,019
Bank of America Corp.	2,470	74,866
Hartford Financial Services Group, Inc.	1,357	66,466
Aflac, Inc.	1,493	66,394
Ameriprise Financial, Inc.	331	64,323
Synchrony Financial	1,621	56,265
SEI Investments Co.	797	45,804
M&T Bank Corp.	312	39,718
Visa, Inc. — Class A	181	39,590
Mastercard, Inc. — Class A	97	34,623
Goldman Sachs Group, Inc.	94	24,789
PNC Financial Services Group, Inc.	158	23,542
Wells Fargo & Co.	780	23,540
American Express Co.	184	22,247
Total Financial		1,634,088
Utilities - 10.2%
IDACORP, Inc.	1,433	137,611
Evergy, Inc.	2,405	133,502
Public Service Enterprise Group, Inc.[1]	2,281	132,982
Ameren Corp.	1,612	125,833
Exelon Corp.[1]	2,867	121,045
Duke Energy Corp.	1,284	117,563
PPL Corp.[1]	4,105	115,761
Southern Co.[1]	1,494	91,776
OGE Energy Corp.	2,475	78,854
UGI Corp.	2,104	73,556
NiSource, Inc.	2,874	65,929
Consolidated Edison, Inc.	889	64,248
ONE Gas, Inc.	818	62,798
Southwest Gas Holdings, Inc.	945	57,409
CenterPoint Energy, Inc.	2,632	56,956
National Fuel Gas Co.[1]	1,119	46,024
NorthWestern Corp.	661	38,543
Avista Corp.	886	35,564
Portland General Electric Co.	761	32,548

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 103.3% (continued)
Utilities - 10.2% (continued)
NextEra Energy, Inc.	362	$27,928
Total Utilities		1,616,430
Energy - 0.3%
Exxon Mobil Corp.[1]	540	22,259
Chevron Corp.	231	19,508
Total Energy		41,767
Total Common Stocks
(Cost $14,028,360)		16,334,491

MONEY MARKET FUND† - 2.0%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio Institutional Class, 0.01%[3]	317,456	317,456
Total Money Market Fund
(Cost $317,456)		317,456

SECURITIES LENDING COLLATERAL†,4 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[3]	121,042	121,042
Total Securities Lending Collateral
(Cost $121,042)		121,042
Total Investments - 106.1%
(Cost $14,466,858)		$16,772,989
Other Assets & Liabilities, net - (6.1)%		(959,589)
Total Net Assets - 100.0%		$15,813,400

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$3,556,648	$449,516
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	3,568,480	449,428
					$7,125,128	$898,944
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	(0.11%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$5,782,393	$(840,029)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.21%) (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	5,782,431	(849,450)
					$11,564,824	$(1,689,479)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
United Rentals, Inc.	93	0.65%	$9,264
Rent-A-Center, Inc.	357	0.41%	7,305
McKesson Corp.	162	0.79%	6,694
DaVita, Inc.	215	0.71%	5,992
Eli Lilly & Co.	95	0.45%	5,866
Procter & Gamble Co.	248	0.97%	5,394
United Therapeutics Corp.	130	0.55%	5,279
Johnson & Johnson	250	1.11%	5,164
Amgen, Inc.	156	1.01%	5,017
UnitedHealth Group, Inc.	86	0.85%	4,928
Quanta Services, Inc.	269	0.54%	4,853
Colgate-Palmolive Co.	362	0.87%	4,207
Cardinal Health, Inc.	451	0.68%	3,804
Alexion Pharmaceuticals, Inc.	72	0.32%	3,786
Jazz Pharmaceuticals plc	95	0.44%	3,549
Anthem, Inc.	47	0.42%	2,668
Philip Morris International, Inc.	441	1.03%	2,436
Thermo Fisher Scientific, Inc.	13	0.17%	2,064
Medtronic plc	104	0.34%	2,036
Kraft Heinz Co.	856	0.83%	1,978
J M Smucker Co.	195	0.63%	1,775
Molina Healthcare, Inc.	47	0.28%	1,701
CVS Health Corp.	272	0.52%	1,661
Constellation Brands, Inc. — Class A	53	0.33%	1,635
Cigna Corp.	67	0.39%	1,469
PayPal Holdings, Inc.	34	0.22%	1,423
Mondelez International, Inc. — Class A	257	0.42%	1,395
Abbott Laboratories	46	0.14%	1,315
Post Holdings, Inc.	156	0.44%	1,188
Molson Coors Beverage Co. — Class B	779	0.99%	999
Chemed Corp.	15	0.22%	919
Kellogg Co.	134	0.23%	722
Conagra Brands, Inc.	489	0.50%	655
Alkermes plc	409	0.23%	532
Hologic, Inc.	122	0.25%	507
PepsiCo, Inc.	33	0.14%	498
Becton Dickinson and Co.	21	0.15%	452
Vertex Pharmaceuticals, Inc.	22	0.15%	434
Laboratory Corporation of America Holdings	86	0.49%	371
Danaher Corp.	21	0.13%	334
AbbVie, Inc.	107	0.32%	333
Tyson Foods, Inc. — Class A	249	0.45%	328
Coca-Cola Co.	90	0.14%	317
Hill-Rom Holdings, Inc.	77	0.21%	315
Bristol-Myers Squibb Co.	213	0.37%	282
Merck & Company, Inc.	451	1.04%	253
Ionis Pharmaceuticals, Inc.	143	0.23%	233
USANA Health Sciences, Inc.	94	0.20%	216
Encompass Health Corp.	121	0.28%	104
Clorox Co.	39	0.22%	61
Prestige Consumer Healthcare, Inc.	197	0.19%	(35)
Altria Group, Inc.	630	0.73%	(38)
Vector Group Ltd.	878	0.29%	(58)
Pfizer, Inc.	555	0.57%	(90)
Humana, Inc.	34	0.39%	(103)
Campbell Soup Co.	503	0.68%	(507)
Innoviva, Inc.	765	0.27%	(546)
Sprouts Farmers Market, Inc.	568	0.32%	(560)
Regeneron Pharmaceuticals, Inc.	9	0.12%	(748)
Ingredion, Inc.	215	0.48%	(795)
Kimberly-Clark Corp.	215	0.82%	(853)
TreeHouse Foods, Inc.	270	0.32%	(1,338)
General Mills, Inc.	533	0.88%	(1,412)
John B Sanfilippo & Son, Inc.	169	0.37%	(1,881)
Gilead Sciences, Inc.	269	0.44%	(4,059)
Total Consumer, Non-cyclical			101,688
Financial
MetLife, Inc.	768	1.01%	5,132
JPMorgan Chase & Co.	138	0.49%	3,877
Allstate Corp.	355	1.10%	3,542
Berkshire Hathaway, Inc. — Class B	157	1.02%	3,220
Synchrony Financial	354	0.35%	3,032
Hartford Financial Services Group, Inc.	296	0.41%	2,941
Travelers Companies, Inc.	146	0.58%	2,724
Aflac, Inc.	326	0.41%	2,702
Ameriprise Financial, Inc.	72	0.39%	2,442
Bank of America Corp.	540	0.46%	2,180
Visa, Inc. — Class A	39	0.24%	1,624
M&T Bank Corp.	68	0.24%	1,514
PNC Financial Services Group, Inc.	34	0.14%	1,487
Mastercard, Inc. — Class A	21	0.21%	1,062
Western Union Co.	777	0.48%	1,040
American Express Co.	40	0.14%	955
SEI Investments Co.	174	0.28%	119
Wells Fargo & Co.	170	0.14%	(102)
Equity Residential	359	0.60%	(560)
Highwoods Properties, Inc.	614	0.68%	(882)
Piedmont Office Realty Trust, Inc. — Class A	1,080	0.49%	(1,289)
Total Financial			36,760
Technology
Apple, Inc.	518	1.93%	36,060
Microsoft Corp.	188	1.18%	16,980
NetApp, Inc.	385	0.72%	9,342
Texas Instruments, Inc.	174	0.80%	7,666
SS&C Technologies Holdings, Inc.	449	0.92%	5,394
HP, Inc.	829	0.57%	5,262
CDK Global, Inc.	306	0.45%	5,083
Applied Materials, Inc.	151	0.37%	5,068
Seagate Technology plc	477	0.83%	5,029
KLA Corp.	70	0.51%	5,007

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Oracle Corp.	397	0.72%	$3,989
Cerner Corp.	426	0.94%	3,431
QUALCOMM, Inc.	41	0.18%	3,143
Microchip Technology, Inc.	72	0.28%	2,782
Cirrus Logic, Inc.	137	0.32%	2,496
Kulicke & Soffa Industries, Inc.	313	0.28%	2,294
Adobe, Inc.	12	0.17%	1,922
Skyworks Solutions, Inc.	89	0.38%	1,233
Broadcom, Inc.	15	0.18%	1,145
Accenture plc — Class A	23	0.17%	605
Dell Technologies, Inc. — Class C	165	0.34%	491
Paychex, Inc.	117	0.31%	(31)
International Business Machines Corp.	313	1.11%	(184)
Fidelity National Information Services, Inc.	32	0.13%	(240)
Intel Corp.	599	0.84%	(2,853)
Total Technology			121,114
Industrial
TE Connectivity Ltd.	214	0.73%	8,937
AGCO Corp.	229	0.66%	7,287
Snap-on, Inc.	129	0.62%	6,922
Caterpillar, Inc.	98	0.50%	6,387
Timken Co.	218	0.47%	6,316
Regal Beloit Corp.	105	0.36%	5,547
Vishay Intertechnology, Inc.	1,048	0.61%	5,191
Owens Corning	146	0.31%	4,649
Garmin Ltd.	123	0.41%	4,521
Lincoln Electric Holdings, Inc.	121	0.40%	4,020
Hubbell, Inc.	166	0.73%	3,606
Waters Corp.	61	0.42%	2,918
Terex Corp.	319	0.31%	2,782
Arrow Electronics, Inc.	167	0.46%	2,527
Eaton Corporation plc	94	0.32%	2,358
Acuity Brands, Inc.	80	0.27%	1,736
Oshkosh Corp.	190	0.46%	1,632
National Instruments Corp.	208	0.26%	1,496
Keysight Technologies, Inc.	102	0.38%	1,403
Trane Technologies plc	54	0.22%	1,328
Union Pacific Corp.	22	0.13%	1,303
Pentair plc	167	0.25%	1,219
Dover Corp.	62	0.22%	1,110
3M Co.	98	0.48%	1,109
PerkinElmer, Inc.	64	0.26%	1,053
A O Smith Corp.	142	0.22%	876
Energizer Holdings, Inc.	218	0.26%	571
United Parcel Service, Inc. — Class B	27	0.13%	333
Lennox International, Inc.	22	0.17%	176
General Electric Co.	456	0.14%	137
Honeywell International, Inc.	23	0.14%	114
Masco Corp.	336	0.52%	(390)
General Dynamics Corp.	105	0.44%	(436)
Lockheed Martin Corp.	43	0.43%	(1,417)
Total Industrial			87,321
Consumer, Cyclical
Gentherm, Inc.	437	0.80%	12,719
Autoliv, Inc.	245	0.63%	8,828
Gentex Corp.	1,029	0.98%	7,805
Lear Corp.	101	0.45%	6,464
Cummins, Inc.	59	0.38%	4,636
Hanesbrands, Inc.	532	0.22%	2,828
Brunswick Corp.	158	0.34%	2,799
Dolby Laboratories, Inc. — Class A	81	0.22%	2,533
MSC Industrial Direct Company, Inc. — Class A	107	0.25%	2,087
Home Depot, Inc.	26	0.19%	1,758
Lowe's Companies, Inc.	151	0.68%	1,698
Allison Transmission Holdings, Inc.	559	0.68%	1,237
PACCAR, Inc.	208	0.50%	966
AutoNation, Inc.	204	0.40%	960
Walmart, Inc.	39	0.16%	910
Genuine Parts Co.	239	0.67%	833
McDonald's Corp.	22	0.13%	712
General Motors Co.	103	0.12%	687
AutoZone, Inc.	15	0.50%	611
Costco Wholesale Corp.	12	0.13%	357
Lennar Corp. — Class A	167	0.36%	(165)
PulteGroup, Inc.	302	0.37%	(319)
Meritage Homes Corp.	118	0.27%	(981)
Best Buy Company, Inc.	298	0.84%	(2,731)
Total Consumer, Cyclical			57,232
Energy
Chevron Corp.	50	0.12%	(1,143)
Exxon Mobil Corp.	118	0.14%	(2,784)
Total Energy			(3,927)
Communications
Amazon.com, Inc.	10	0.92%	14,062
Alphabet, Inc. — Class C	19	0.94%	12,790
Facebook, Inc. — Class A	60	0.46%	6,824
Viavi Solutions, Inc.	2,049	0.86%	6,402
T-Mobile US, Inc.	221	0.84%	5,443
Walt Disney Co.	48	0.24%	2,522
Comcast Corp. — Class A	152	0.22%	2,223
Cisco Systems, Inc.	956	1.20%	1,826
Ciena Corp.	250	0.37%	1,728
Motorola Solutions, Inc.	95	0.45%	1,428
Netflix, Inc.	12	0.18%	1,410
Verizon Communications, Inc.	697	1.15%	1,338
VeriSign, Inc.	74	0.45%	1,131
Discovery, Inc. — Class A	340	0.29%	986
Cogent Communications Holdings, Inc.	317	0.53%	892
Juniper Networks, Inc.	1,107	0.70%	91
Sirius XM Holdings, Inc.	3,668	0.66%	(156)
eBay, Inc.	273	0.39%	(314)
Omnicom Group, Inc.	284	0.50%	(2,573)
AT&T, Inc.	878	0.71%	(4,544)
Total Communications			53,509
Utilities
Southern Co.	326	0.56%	1,985
CenterPoint Energy, Inc.	575	0.35%	1,565
Public Service Enterprise Group, Inc.	499	0.82%	1,449
IDACORP, Inc.	313	0.85%	1,099

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
UGI Corp.	460	0.45%	$687
Exelon Corp.	627	0.74%	568
NorthWestern Corp.	144	0.24%	550
Ameren Corp.	352	0.77%	244
OGE Energy Corp.	541	0.48%	203
NextEra Energy, Inc.	79	0.17%	180
Avista Corp.	193	0.22%	(481)
ONE Gas, Inc.	178	0.38%	(869)
Consolidated Edison, Inc.	194	0.39%	(894)
Portland General Electric Co.	166	0.20%	(1,154)
PPL Corp.	897	0.71%	(1,224)
NiSource, Inc.	628	0.41%	(1,234)
Duke Energy Corp.	280	0.72%	(1,245)
Evergy, Inc.	526	0.82%	(1,628)
National Fuel Gas Co.	244	0.28%	(1,659)
Southwest Gas Holdings, Inc.	206	0.35%	(2,323)
Total Utilities			(4,181)
Total GS Equity Long Custom Basket			449,516

GS EQUITY SHORT CUSTOM BASKET
Financial
Realty Income Corp.	1,497	(1.65)%	10,527
UDR, Inc.	975	(0.65)%	8,676
Kilroy Realty Corp.	1,000	(1.03)%	8,275
JBG SMITH Properties	1,483	(0.80)%	2,991
Global Net Lease, Inc.	1,805	(0.54)%	2,956
Douglas Emmett, Inc.	712	(0.36)%	2,935
American Tower Corp. — Class A	70	(0.27)%	869
First Industrial Realty Trust, Inc.	1,020	(0.74)%	361
Host Hotels & Resorts, Inc.	1,605	(0.41)%	279
Truist Financial Corp.	319	(0.26)%	257
Crown Castle International Corp.	96	(0.26)%	85
Agree Realty Corp.	1,418	(1.63)%	80
Camden Property Trust	426	(0.74)%	(66)
SBA Communications Corp.	56	(0.27)%	(733)
Prologis, Inc.	541	(0.93)%	(779)
Fulton Financial Corp.	1,695	(0.37)%	(926)
First Midwest Bancorp, Inc.	1,930	(0.53)%	(941)
Duke Realty Corp.	905	(0.63)%	(1,489)
Howard Hughes Corp.	426	(0.58)%	(1,581)
Southside Bancshares, Inc.	1,170	(0.63)%	(1,621)
CyrusOne, Inc.	563	(0.71)%	(1,660)
Healthpeak Properties, Inc.	1,419	(0.74)%	(1,816)
TFS Financial Corp.	1,644	(0.50)%	(2,305)
Americold Realty Trust	870	(0.56)%	(3,396)
QTS Realty Trust, Inc. — Class A	501	(0.54)%	(3,868)
STAG Industrial, Inc.	758	(0.41)%	(3,951)
Rayonier, Inc.	1,432	(0.73)%	(4,024)
First Financial Bankshares, Inc.	1,242	(0.78)%	(4,102)
Alleghany Corp.	123	(1.28)%	(4,392)
Healthcare Trust of America, Inc. — Class A	1,617	(0.77)%	(4,398)
Intercontinental Exchange, Inc.	385	(0.77)%	(4,573)
Equinix, Inc.	52	(0.64)%	(4,784)
Medical Properties Trust, Inc.	2,553	(0.96)%	(5,099)
Loews Corp.	799	(0.62)%	(5,245)
Brookline Bancorp, Inc.	3,708	(0.77)%	(5,584)
EastGroup Properties, Inc.	345	(0.82)%	(6,745)
Alexandria Real Estate Equities, Inc.	316	(0.97)%	(7,401)
Terreno Realty Corp.	659	(0.67)%	(7,514)
Sun Communities, Inc.	462	(1.21)%	(10,303)
Rexford Industrial Realty, Inc.	1,546	(1.31)%	(14,467)
First Republic Bank	521	(1.32)%	(21,680)
Total Financial			(97,152)
Utilities
American States Water Co.	312	(0.43)%	2,471
California Water Service Group	973	(0.91)%	(2,413)
Total Utilities			58
Industrial
Raytheon Technologies Corp.	687	(0.85)%	2,159
US Ecology, Inc.	666	(0.42)%	783
AMETEK, Inc.	199	(0.42)%	(122)
TransDigm Group, Inc.	60	(0.64)%	(4,435)
Martin Marietta Materials, Inc.	73	(0.36)%	(5,411)
HEICO Corp.	184	(0.42)%	(5,904)
Eagle Materials, Inc.	245	(0.43)%	(6,559)
Ingersoll Rand, Inc.	1,458	(1.15)%	(8,525)
Crown Holdings, Inc.	380	(0.66)%	(10,871)
AptarGroup, Inc.	936	(2.22)%	(12,086)
Casella Waste Systems, Inc. — Class A	816	(0.87)%	(12,414)
Vulcan Materials Co.	355	(0.91)%	(12,670)
Ball Corp.	881	(1.42)%	(15,527)
Tetra Tech, Inc.	615	(1.23)%	(17,709)
Total Industrial			(109,291)
Communications
Anaplan, Inc.	236	(0.29)%	(7,164)
Okta, Inc.	105	(0.46)%	(9,864)
Zendesk, Inc.	360	(0.89)%	(14,601)
Liberty Broadband Corp. — Class C	749	(2.05)%	(15,618)
Q2 Holdings, Inc.	411	(0.90)%	(19,275)
Total Communications			(66,522)
Basic Materials
Huntsman Corp.	2,005	(0.87)%	1,968
Newmont Corp.	418	(0.43)%	662
Sherwin-Williams Co.	33	(0.42)%	63
Ecolab, Inc.	91	(0.34)%	(3,728)
Ashland Global Holdings, Inc.	819	(1.12)%	(4,271)
Axalta Coating Systems Ltd.	1,396	(0.69)%	(5,664)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
DuPont de Nemours, Inc.	1,148	(1.41)%	$(5,740)
PPG Industries, Inc.	229	(0.57)%	(6,886)
Air Products and Chemicals, Inc.	405	(1.91)%	(10,348)
Celanese Corp. — Class A	456	(1.02)%	(13,611)
Balchem Corp.	858	(1.71)%	(16,139)
Freeport-McMoRan, Inc.	1,036	(0.47)%	(16,424)
Linde plc	424	(1.93)%	(19,970)
RPM International, Inc.	983	(1.54)%	(24,324)
Albemarle Corp.	436	(1.11)%	(34,465)
Quaker Chemical Corp.	307	(1.35)%	(35,805)
United States Steel Corp.	4,094	(1.19)%	(38,804)
Total Basic Materials			(233,486)
Consumer, Cyclical
United Airlines Holdings, Inc.	701	(0.52)%	575
Alaska Air Group, Inc.	987	(0.89)%	16
JetBlue Airways Corp.	2,623	(0.66)%	(6,420)
Five Below, Inc.	153	(0.46)%	(7,005)
Delta Air Lines, Inc.	1,435	(1.00)%	(8,674)
Southwest Airlines Co.	1,368	(1.10)%	(8,755)
Hilton Worldwide Holdings, Inc.	550	(1.06)%	(9,423)
Live Nation Entertainment, Inc.	457	(0.58)%	(9,766)
TJX Companies, Inc.	852	(1.01)%	(10,929)
NIKE, Inc. — Class B	499	(1.22)%	(14,392)
Burlington Stores, Inc.	259	(1.17)%	(15,439)
Copart, Inc.	522	(1.15)%	(15,514)
Scotts Miracle-Gro Co. — Class A	251	(0.86)%	(18,926)
Starbucks Corp.	878	(1.62)%	(26,138)
Total Consumer, Cyclical			(150,790)
Energy
Williams Companies, Inc.	1,430	(0.50)%	633
Cheniere Energy, Inc.	562	(0.58)%	(619)
Ovintiv, Inc.	2,949	(0.73)%	(2,502)
ChampionX Corp.	2,578	(0.68)%	(3,389)
NOV, Inc.	1,717	(0.41)%	(3,964)
Phillips 66	1,146	(1.39)%	(5,442)
Hess Corp.	823	(0.75)%	(5,547)
Schlumberger N.V.	3,267	(1.23)%	(8,602)
Total Energy			(29,432)
Consumer, Non-cyclical
Nevro Corp.	334	(1.00)%	(541)
Moody's Corp.	152	(0.76)%	(2,820)
Verisk Analytics, Inc. — Class A	202	(0.73)%	(3,705)
CoStar Group, Inc.	57	(0.91)%	(5,059)
WD-40 Co.	124	(0.57)%	(5,384)
Equifax, Inc.	325	(1.08)%	(9,264)
Avalara, Inc.	120	(0.34)%	(9,648)
Avery Dennison Corp.	233	(0.63)%	(10,867)
Total Consumer, Non-cyclical			(47,288)
Technology
Splunk, Inc.	209	(0.61)%	2,954
salesforce.com, Inc.	60	(0.23)%	(1,298)
Clarivate plc	1,241	(0.64)%	(3,655)
Appfolio, Inc. — Class A	110	(0.34)%	(3,719)
Tyler Technologies, Inc.	64	(0.48)%	(4,402)
Pegasystems, Inc.	356	(0.82)%	(4,437)
ANSYS, Inc.	137	(0.86)%	(6,121)
Atlassian Corporation plc — Class A	113	(0.46)%	(6,473)
Rapid7, Inc.	393	(0.61)%	(6,723)
Coupa Software, Inc.	64	(0.38)%	(7,593)
Smartsheet, Inc. — Class A	311	(0.37)%	(7,895)
Workiva, Inc.	216	(0.34)%	(10,917)
Zscaler, Inc.	114	(0.39)%	(14,019)
HubSpot, Inc.	69	(0.47)%	(14,254)
Varonis Systems, Inc.	369	(1.04)%	(17,574)
Total Technology			(106,126)
Total GS Equity Short Custom Basket			(840,029)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
McKesson Corp.	162	0.77%	$9,430
United Rentals, Inc.	93	0.59%	9,259
Rent-A-Center, Inc.	357	0.38%	7,280
DaVita, Inc.	215	0.71%	5,980
Procter & Gamble Co.	248	0.97%	5,950
Eli Lilly & Co.	95	0.45%	5,915
Johnson & Johnson	250	1.10%	5,336
United Therapeutics Corp.	130	0.55%	5,264
UnitedHealth Group, Inc.	86	0.85%	4,946
Quanta Services, Inc.	269	0.54%	4,879
Colgate-Palmolive Co.	362	0.87%	4,259
Amgen, Inc.	156	1.01%	4,119
Alexion Pharmaceuticals, Inc.	72	0.32%	3,792
Cardinal Health, Inc.	451	0.68%	3,460
Jazz Pharmaceuticals plc	95	0.44%	3,075
Medtronic plc	104	0.34%	2,796
Anthem, Inc.	47	0.42%	2,649
Thermo Fisher Scientific, Inc.	13	0.17%	2,245
Kraft Heinz Co.	856	0.83%	1,999
J M Smucker Co.	195	0.63%	1,776
CVS Health Corp.	272	0.52%	1,767
Molina Healthcare, Inc.	47	0.28%	1,706
Constellation Brands, Inc. — Class A	53	0.33%	1,625
Mondelez International, Inc. — Class A	257	0.42%	1,483
PayPal Holdings, Inc.	34	0.22%	1,419
Cigna Corp.	67	0.39%	1,416
Abbott Laboratories	46	0.14%	1,415
Post Holdings, Inc.	156	0.44%	1,236
Pfizer, Inc.	555	0.57%	1,162
Molson Coors Beverage Co. — Class B	779	0.99%	1,022
Chemed Corp.	15	0.22%	947
PepsiCo, Inc.	33	0.14%	872
Kellogg Co.	134	0.23%	804
Philip Morris International, Inc.	441	1.02%	725
Conagra Brands, Inc.	489	0.50%	655
Alkermes plc	409	0.23%	527
Hologic, Inc.	122	0.25%	453
Becton Dickinson and Co.	21	0.15%	442
Vertex Pharmaceuticals, Inc.	22	0.15%	431
Laboratory Corporation of America Holdings	86	0.49%	368
Tyson Foods, Inc. — Class A	249	0.45%	364
Coca-Cola Co.	90	0.14%	346
Danaher Corp.	21	0.13%	326
AbbVie, Inc.	107	0.32%	322
Merck & Company, Inc.	451	1.03%	305
Hill-Rom Holdings, Inc.	77	0.21%	305
Bristol-Myers Squibb Co.	213	0.37%	250
USANA Health Sciences, Inc.	94	0.20%	223
Ionis Pharmaceuticals, Inc.	143	0.23%	222
Encompass Health Corp.	121	0.28%	96
Clorox Co.	39	0.22%	68
Altria Group, Inc.	630	0.72%	(10)
Prestige Consumer Healthcare, Inc.	197	0.19%	(27)
Vector Group Ltd.	878	0.29%	(54)
Humana, Inc.	34	0.39%	(131)
Innoviva, Inc.	765	0.27%	(410)
Campbell Soup Co.	503	0.68%	(500)
Sprouts Farmers Market, Inc.	568	0.32%	(532)
Regeneron Pharmaceuticals, Inc.	9	0.12%	(823)
Kimberly-Clark Corp.	215	0.81%	(830)
TreeHouse Foods, Inc.	270	0.32%	(1,325)
General Mills, Inc.	533	0.88%	(1,384)
John B Sanfilippo & Son, Inc.	169	0.37%	(1,914)
Ingredion, Inc.	215	0.47%	(2,121)
Gilead Sciences, Inc.	269	0.44%	(4,059)
Total Consumer, Non-cyclical			103,591
Financial
MetLife, Inc.	768	1.01%	5,106
JPMorgan Chase & Co.	138	0.49%	4,162
Allstate Corp.	355	1.09%	3,533
Berkshire Hathaway, Inc. — Class B	157	1.02%	3,253
Synchrony Financial	354	0.34%	3,031
Hartford Financial Services Group, Inc.	296	0.41%	2,939
Aflac, Inc.	326	0.41%	2,723
Travelers Companies, Inc.	146	0.57%	2,719
Ameriprise Financial, Inc.	72	0.39%	2,452
Bank of America Corp.	540	0.46%	2,153
Visa, Inc. — Class A	39	0.24%	1,599
PNC Financial Services Group, Inc.	34	0.14%	1,490
M&T Bank Corp.	68	0.24%	1,470
Mastercard, Inc. — Class A	21	0.21%	1,060
Western Union Co.	777	0.48%	1,055
American Express Co.	40	0.14%	972
Goldman Sachs Group, Inc.	20	0.15%	566
SEI Investments Co.	174	0.28%	129
Wells Fargo & Co.	170	0.14%	(117)
Equity Residential	359	0.60%	(541)
Highwoods Properties, Inc.	614	0.68%	(847)
Piedmont Office Realty Trust, Inc. — Class A	1,080	0.49%	(1,362)
Total Financial			37,545
Industrial
TE Connectivity Ltd.	214	0.73%	8,943
AGCO Corp.	229	0.66%	7,292
Snap-on, Inc.	129	0.62%	6,983
Caterpillar, Inc.	98	0.50%	6,418
Timken Co.	218	0.47%	6,306
Regal Beloit Corp.	105	0.36%	5,596
Vishay Intertechnology, Inc.	1,048	0.61%	5,221
Owens Corning	146	0.31%	4,636

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Garmin Ltd.	123	0.41%	$4,551
Lincoln Electric Holdings, Inc.	121	0.39%	4,064
Hubbell, Inc.	166	0.73%	3,608
Waters Corp.	61	0.42%	2,801
Terex Corp.	319	0.31%	2,780
Arrow Electronics, Inc.	167	0.46%	2,568
Eaton Corporation plc	94	0.32%	2,357
Oshkosh Corp.	190	0.46%	2,098
Acuity Brands, Inc.	80	0.27%	1,717
National Instruments Corp.	208	0.26%	1,486
Keysight Technologies, Inc.	102	0.38%	1,404
Trane Technologies plc	54	0.22%	1,308
Union Pacific Corp.	22	0.13%	1,303
Pentair plc	167	0.25%	1,217
3M Co.	98	0.48%	1,100
Dover Corp.	62	0.22%	1,096
PerkinElmer, Inc.	64	0.26%	1,048
A O Smith Corp.	142	0.22%	880
Energizer Holdings, Inc.	218	0.26%	572
United Parcel Service, Inc. — Class B	27	0.13%	328
Lennox International, Inc.	22	0.17%	168
Honeywell International, Inc.	23	0.14%	130
General Electric Co.	456	0.14%	124
Masco Corp.	336	0.52%	(386)
General Dynamics Corp.	105	0.44%	(435)
Lockheed Martin Corp.	43	0.43%	(1,380)
Total Industrial			87,902
Utilities
Southern Co.	326	0.56%	2,143
CenterPoint Energy, Inc.	575	0.35%	1,557
Public Service Enterprise Group, Inc.	499	0.82%	1,452
IDACORP, Inc.	313	0.84%	1,098
UGI Corp.	460	0.45%	689
Exelon Corp.	627	0.74%	559
NorthWestern Corp.	144	0.24%	544
Ameren Corp.	352	0.77%	248
OGE Energy Corp.	541	0.48%	209
NextEra Energy, Inc.	79	0.17%	185
Avista Corp.	193	0.22%	(496)
Consolidated Edison, Inc.	194	0.39%	(874)
ONE Gas, Inc.	178	0.38%	(907)
Portland General Electric Co.	166	0.20%	(1,153)
NiSource, Inc.	628	0.40%	(1,227)
Duke Energy Corp.	280	0.72%	(1,234)
Evergy, Inc.	526	0.82%	(1,611)
PPL Corp.	897	0.71%	(2,239)
Southwest Gas Holdings, Inc.	206	0.35%	(2,351)
National Fuel Gas Co.	244	0.28%	(2,360)
Total Utilities			(5,768)
Technology
Apple, Inc.	518	1.93%	36,580
Microsoft Corp.	188	1.17%	19,862
NetApp, Inc.	385	0.71%	9,331
Texas Instruments, Inc.	174	0.80%	7,677
SS&C Technologies Holdings, Inc.	449	0.92%	5,396
HP, Inc.	829	0.57%	5,248
CDK Global, Inc.	306	0.44%	5,092
Applied Materials, Inc.	151	0.37%	5,056
Seagate Technology plc	477	0.83%	5,030
KLA Corp.	70	0.51%	5,026
Oracle Corp.	397	0.72%	4,284
Cerner Corp.	426	0.94%	3,445
QUALCOMM, Inc.	41	0.18%	3,174
Microchip Technology, Inc.	72	0.28%	2,780
Cirrus Logic, Inc.	137	0.32%	2,470
Kulicke & Soffa Industries, Inc.	313	0.28%	2,267
Adobe, Inc.	12	0.17%	1,927
Skyworks Solutions, Inc.	89	0.38%	1,221
Broadcom, Inc.	15	0.18%	1,169
Accenture plc — Class A	23	0.17%	654
Dell Technologies, Inc. — Class C	165	0.34%	492
Paychex, Inc.	117	0.31%	(31)
International Business Machines Corp.	313	1.10%	(93)
Fidelity National Information Services, Inc.	32	0.13%	(237)
Intel Corp.	599	0.84%	(3,855)
Total Technology			123,965
Communications
Amazon.com, Inc.	10	0.91%	14,175
Alphabet, Inc. — Class C	19	0.93%	11,375
Facebook, Inc. — Class A	60	0.46%	6,858
Viavi Solutions, Inc.	2,049	0.86%	6,554
T-Mobile US, Inc.	221	0.84%	5,425
Walt Disney Co.	48	0.24%	2,506
Comcast Corp. — Class A	152	0.22%	2,224
Cisco Systems, Inc.	956	1.20%	1,840
Ciena Corp.	250	0.37%	1,721
Netflix, Inc.	12	0.18%	1,421
Motorola Solutions, Inc.	95	0.45%	1,401
VeriSign, Inc.	74	0.45%	1,120
Discovery, Inc. — Class A	340	0.29%	995
Cogent Communications Holdings, Inc.	317	0.53%	811
Juniper Networks, Inc.	1,107	0.70%	55
Sirius XM Holdings, Inc.	3,668	0.65%	(122)
eBay, Inc.	273	0.38%	(273)
Verizon Communications, Inc.	697	1.15%	(1,153)
Omnicom Group, Inc.	284	0.50%	(1,876)
AT&T, Inc.	1,106	0.89%	(6,015)
Total Communications			49,042
Consumer, Cyclical
Gentherm, Inc.	437	0.80%	12,706
Autoliv, Inc.	245	0.63%	8,785
Gentex Corp.	1,029	0.98%	7,778
Lear Corp.	101	0.45%	6,470
Cummins, Inc.	59	0.38%	4,630
Hanesbrands, Inc.	532	0.22%	2,839
Brunswick Corp.	158	0.34%	2,783
Dolby Laboratories, Inc. — Class A	81	0.22%	2,530

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MSC Industrial Direct Company, Inc. — Class A	107	0.25%	$2,095
Home Depot, Inc.	26	0.19%	1,986
Lowe's Companies, Inc.	151	0.68%	1,681
AutoNation, Inc.	204	0.40%	983
PACCAR, Inc.	208	0.50%	980
Walmart, Inc.	39	0.16%	909
Allison Transmission Holdings, Inc.	559	0.68%	865
Genuine Parts Co.	239	0.67%	809
General Motors Co.	103	0.12%	700
McDonald's Corp.	22	0.13%	687
AutoZone, Inc.	15	0.50%	585
Costco Wholesale Corp.	12	0.13%	375
Lennar Corp. — Class A	167	0.36%	(161)
PulteGroup, Inc.	302	0.36%	(326)
Meritage Homes Corp.	118	0.27%	(921)
Best Buy Company, Inc.	298	0.83%	(2,696)
Total Consumer, Cyclical			57,072
Energy
Chevron Corp.	50	0.12%	(1,151)
Exxon Mobil Corp.	118	0.14%	(2,770)
Total Energy			(3,921)
Total MS Equity Long Custom Basket			449,428

MS EQUITY SHORT CUSTOM BASKET
Basic Materials
Huntsman Corp.	2,005	(0.89)%	1,919
Newmont Corp.	418	(0.45)%	643
Sherwin-Williams Co.	33	(0.44)%	69
Ecolab, Inc.	91	(0.36)%	(3,641)
Ashland Global Holdings, Inc.	819	(1.12)%	(4,392)
Axalta Coating Systems Ltd.	1,396	(0.69)%	(5,728)
DuPont de Nemours, Inc.	1,148	(1.41)%	(5,757)
PPG Industries, Inc.	229	(0.57)%	(7,095)
Air Products and Chemicals, Inc.	405	(1.91)%	(10,309)
Celanese Corp. — Class A	456	(1.02)%	(13,581)
Freeport-McMoRan, Inc.	1,036	(0.47)%	(16,421)
Balchem Corp.	858	(1.71)%	(19,320)
Linde plc	424	(1.93)%	(20,076)
RPM International, Inc.	983	(1.54)%	(22,306)
Albemarle Corp.	436	(1.11)%	(34,389)
Quaker Chemical Corp.	307	(1.35)%	(35,642)
United States Steel Corp.	4,094	(1.19)%	(38,783)
Total Basic Materials			(234,809)
Financial
Realty Income Corp.	1,497	(1.61)%	9,884
UDR, Inc.	975	(0.65)%	8,526
Kilroy Realty Corp.	1,000	(0.99)%	8,391
Agree Realty Corp.	1,418	(1.63)%	3,839
JBG SMITH Properties	1,483	(0.80)%	2,999
Global Net Lease, Inc.	1,805	(0.54)%	2,963
Douglas Emmett, Inc.	712	(0.36)%	2,944
QTS Realty Trust, Inc. — Class A	501	(0.54)%	1,388
American Tower Corp. — Class A	70	(0.27)%	860
First Industrial Realty Trust, Inc.	1,020	(0.74)%	332
Americold Realty Trust	870	(0.56)%	297
Host Hotels & Resorts, Inc.	1,605	(0.41)%	238
Truist Financial Corp.	319	(0.26)%	222
Crown Castle International Corp.	96	(0.26)%	117
Camden Property Trust	426	(0.74)%	(67)
SBA Communications Corp.	56	(0.27)%	(737)
Fulton Financial Corp.	1,695	(0.37)%	(840)
Prologis, Inc.	541	(0.93)%	(870)
First Midwest Bancorp, Inc.	1,930	(0.53)%	(1,047)
Southside Bancshares, Inc.	1,170	(0.63)%	(1,511)
Duke Realty Corp.	905	(0.63)%	(1,543)
CyrusOne, Inc.	563	(0.71)%	(1,560)
Howard Hughes Corp.	426	(0.58)%	(1,696)
Healthpeak Properties, Inc.	1,419	(0.74)%	(1,817)
TFS Financial Corp.	1,644	(0.50)%	(2,283)
STAG Industrial, Inc.	758	(0.41)%	(3,875)
Rayonier, Inc.	1,432	(0.73)%	(4,079)
First Financial Bankshares, Inc.	1,242	(0.78)%	(4,107)
Healthcare Trust of America, Inc. — Class A	1,617	(0.77)%	(4,345)
Intercontinental Exchange, Inc.	385	(0.77)%	(4,576)
Alleghany Corp.	123	(1.28)%	(4,613)
Medical Properties Trust, Inc.	2,553	(0.96)%	(5,101)
Loews Corp.	799	(0.62)%	(5,259)
Brookline Bancorp, Inc.	3,708	(0.77)%	(5,562)
Equinix, Inc.	52	(0.64)%	(6,304)
EastGroup Properties, Inc.	345	(0.82)%	(7,352)
Alexandria Real Estate Equities, Inc.	316	(0.97)%	(7,458)
Terreno Realty Corp.	659	(0.67)%	(10,890)
Sun Communities, Inc.	462	(1.21)%	(14,598)
Rexford Industrial Realty, Inc.	1,546	(1.31)%	(20,091)
First Republic Bank	521	(1.32)%	(21,819)
Total Financial			(101,000)
Utilities
American States Water Co.	312	(0.43)%	2,485
California Water Service Group	973	(0.91)%	(2,474)
Total Utilities			11
Industrial
Raytheon Technologies Corp.	687	(0.85)%	2,089
US Ecology, Inc.	666	(0.42)%	797
AMETEK, Inc.	199	(0.42)%	(126)
TransDigm Group, Inc.	60	(0.64)%	(4,410)
Martin Marietta Materials, Inc.	73	(0.36)%	(5,401)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
HEICO Corp.	184	(0.42)%	$(5,951)
Eagle Materials, Inc.	245	(0.43)%	(6,566)
Ingersoll Rand, Inc.	1,458	(1.15)%	(8,530)
Crown Holdings, Inc.	380	(0.66)%	(10,854)
AptarGroup, Inc.	936	(2.22)%	(12,146)
Casella Waste Systems, Inc. — Class A	816	(0.87)%	(12,368)
Vulcan Materials Co.	355	(0.91)%	(12,612)
Ball Corp.	881	(1.42)%	(15,686)
Tetra Tech, Inc.	615	(1.23)%	(17,644)
Total Industrial			(109,408)
Communications
Anaplan, Inc.	236	(0.29)%	(7,141)
Okta, Inc.	105	(0.46)%	(10,052)
Zendesk, Inc.	360	(0.89)%	(14,681)
Liberty Broadband Corp. — Class C	749	(2.05)%	(15,667)
Q2 Holdings, Inc.	411	(0.90)%	(20,155)
Total Communications			(67,696)
Consumer, Cyclical
United Airlines Holdings, Inc.	701	(0.52)%	610
Alaska Air Group, Inc.	987	(0.89)%	232
JetBlue Airways Corp.	2,623	(0.66)%	(6,512)
Five Below, Inc.	153	(0.46)%	(7,013)
Southwest Airlines Co.	1,368	(1.10)%	(8,748)
Delta Air Lines, Inc.	1,435	(1.00)%	(8,760)
Hilton Worldwide Holdings, Inc.	550	(1.06)%	(9,482)
Live Nation Entertainment, Inc.	457	(0.58)%	(9,808)
TJX Companies, Inc.	852	(1.01)%	(10,968)
NIKE, Inc. — Class B	499	(1.22)%	(14,372)
Burlington Stores, Inc.	259	(1.17)%	(15,211)
Copart, Inc.	522	(1.15)%	(15,510)
Scotts Miracle-Gro Co. — Class A	251	(0.86)%	(18,956)
Starbucks Corp.	878	(1.62)%	(26,099)
Total Consumer, Cyclical			(150,597)
Consumer, Non-cyclical
Nevro Corp.	334	(1.00)%	(855)
Moody's Corp.	152	(0.76)%	(2,797)
Verisk Analytics, Inc. — Class A	202	(0.73)%	(3,708)
CoStar Group, Inc.	57	(0.91)%	(5,012)
WD-40 Co.	124	(0.57)%	(5,347)
Equifax, Inc.	325	(1.08)%	(9,211)
Avery Dennison Corp.	233	(0.63)%	(10,813)
Avalara, Inc.	120	(0.34)%	(10,817)
Total Consumer, Non-cyclical			(48,560)
Energy
Williams Companies, Inc.	1,430	(0.50)%	648
Cheniere Energy, Inc.	562	(0.58)%	(681)
Ovintiv, Inc.	2,949	(0.73)%	(2,893)
ChampionX Corp.	2,578	(0.68)%	(3,788)
NOV, Inc.	1,717	(0.41)%	(3,950)
Phillips 66	1,146	(1.39)%	(5,375)
Hess Corp.	823	(0.75)%	(5,554)
Schlumberger N.V.	3,267	(1.23)%	(8,831)
Total Energy			(30,424)
Technology
Splunk, Inc.	209	(0.61)%	2,953
salesforce.com, Inc.	60	(0.23)%	(1,247)
Clarivate plc	1,241	(0.64)%	(3,637)
Appfolio, Inc. — Class A	110	(0.34)%	(3,713)
Tyler Technologies, Inc.	64	(0.48)%	(4,419)
Pegasystems, Inc.	356	(0.82)%	(4,446)
ANSYS, Inc.	137	(0.86)%	(6,082)
Atlassian Corporation plc — Class A	113	(0.46)%	(6,396)
Rapid7, Inc.	393	(0.61)%	(6,910)
Coupa Software, Inc.	64	(0.38)%	(7,603)
Smartsheet, Inc. — Class A	311	(0.37)%	(7,900)
Workiva, Inc.	216	(0.34)%	(10,892)
Zscaler, Inc.	114	(0.39)%	(14,020)
HubSpot, Inc.	69	(0.47)%	(14,931)
Varonis Systems, Inc.	369	(1.04)%	(17,724)
Total Technology			(106,967)
Total MS Equity Short Custom Basket			(849,450)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at December 31, 2020.
[2]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[3]	Rate indicated is the 7-day yield as of December 31, 2020.
[4]	Securities lending collateral — See Note 5.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,334,491	$—	$—	$16,334,491
Money Market Fund	317,456	—	—	317,456
Securities Lending Collateral	121,042	—	—	121,042
Equity Custom Basket Swap Agreements**	—	898,944	—	898,944
Total Assets	$16,772,989	$898,944	$—	$17,671,933

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$1,689,479	$—	$1,689,479

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 64.9%
Financial - 15.3%
Medical Properties Trust, Inc. REIT	2,398	$52,252
Brown & Brown, Inc.	1,055	50,017
Camden Property Trust REIT	436	43,565
CyrusOne, Inc. REIT	539	39,428
Alleghany Corp.	64	38,636
RenaissanceRe Holdings Ltd.	227	37,641
Omega Healthcare Investors, Inc. REIT	1,016	36,901
STORE Capital Corp. REIT	1,057	35,917
Reinsurance Group of America, Inc. — Class A	304	35,234
Eaton Vance Corp.	511	34,712
Jones Lang LaSalle, Inc.*	230	34,125
Signature Bank	240	32,470
Lamar Advertising Co. — Class A REIT	387	32,206
East West Bancorp, Inc.	633	32,099
National Retail Properties, Inc. REIT	777	31,795
First Horizon National Corp.	2,482	31,670
Commerce Bancshares, Inc.	472	31,014
SEI Investments Co.	537	30,861
Prosperity Bancshares, Inc.	414	28,715
Rexford Industrial Realty, Inc. REIT	584	28,680
American Financial Group, Inc.	315	27,600
Kilroy Realty Corp. REIT	469	26,921
American Campus Communities, Inc. REIT	616	26,346
Life Storage, Inc. REIT	217	25,908
First American Financial Corp.	500	25,815
Apartment Income REIT Corp*	666	25,581
TCF Financial Corp.	682	25,248
Old Republic International Corp.	1,265	24,933
EastGroup Properties, Inc. REIT	177	24,437
First Industrial Realty Trust, Inc. REIT	577	24,309
CoreSite Realty Corp. REIT	191	23,928
Primerica, Inc.	176	23,572
Stifel Financial Corp.	462	23,287
First Financial Bankshares, Inc.	636	23,007
Jefferies Financial Group, Inc.	926	22,780
Cousins Properties, Inc. REIT	665	22,278
Interactive Brokers Group, Inc. — Class A	361	21,992
Brixmor Property Group, Inc. REIT	1,327	21,962
New York Community Bancorp, Inc.	2,076	21,902
Pinnacle Financial Partners, Inc.	339	21,832
Cullen/Frost Bankers, Inc.	250	21,807
Essent Group Ltd.	503	21,730
Janus Henderson Group plc	666	21,652
Douglas Emmett, Inc. REIT	738	21,535
Synovus Financial Corp.	661	21,397
Kemper Corp.	275	21,128
SLM Corp.	1,679	20,803
Affiliated Managers Group, Inc.	203	20,645
Spirit Realty Capital, Inc. REIT	511	20,527
Evercore, Inc. — Class A	182	19,954
Glacier Bancorp, Inc.	427	19,646
Hanover Insurance Group, Inc.	167	19,526
MGIC Investment Corp.	1,515	19,013
Kinsale Capital Group, Inc.	95	19,012
United Bankshares, Inc.	581	18,824
RLI Corp.	177	18,435
Highwoods Properties, Inc. REIT	465	18,428
Park Hotels & Resorts, Inc. REIT	1,054	18,076
Healthcare Realty Trust, Inc. REIT	609	18,026
Rayonier, Inc. REIT	611	17,951
Selective Insurance Group, Inc.	268	17,951
Valley National Bancorp	1,807	17,618
Webster Financial Corp.	404	17,029
Bank OZK	541	16,917
Physicians Realty Trust REIT	932	16,590
Hudson Pacific Properties, Inc. REIT	681	16,358
PROG Holdings, Inc.	302	16,269
Sabra Health Care REIT, Inc.	926	16,085
Alliance Data Systems Corp.	214	15,857
CIT Group, Inc.	441	15,832
Wintrust Financial Corp.	258	15,761
Sterling Bancorp	870	15,642
JBG SMITH Properties REIT	498	15,572
PotlatchDeltic Corp. REIT	299	14,956
Umpqua Holdings Corp.	985	14,913
Brighthouse Financial, Inc.*	400	14,482
CNO Financial Group, Inc.	622	13,827
FNB Corp.	1,444	13,718
Bank of Hawaii Corp.	179	13,715
Texas Capital Bancshares, Inc.*	226	13,447
LendingTree, Inc.*	49	13,416
UMB Financial Corp.	193	13,315
PacWest Bancorp	523	13,284
Home BancShares, Inc.	680	13,246
Hancock Whitney Corp.	387	13,166
Corporate Office Properties Trust REIT	502	13,092
Federated Hermes, Inc. — Class B	422	12,192
PS Business Parks, Inc. REIT	90	11,958
BancorpSouth Bank	431	11,827
Associated Banc-Corp.	687	11,713
Weingarten Realty Investors REIT	539	11,680
Pebblebrook Hotel Trust REIT	586	11,017
EPR Properties REIT	334	10,855
Cathay General Bancorp	335	10,784
International Bancshares Corp.	249	9,323
Fulton Financial Corp.	726	9,235
Washington Federal, Inc.	339	8,726
Genworth Financial, Inc. — Class A*	2,264	8,558
Service Properties Trust REIT	737	8,468
Navient Corp.	833	8,180
Trustmark Corp.	284	7,756
Urban Edge Properties REIT	491	6,354
Mercury General Corp.	119	6,213

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 64.9% (continued)
Financial - 15.3% (continued)
Macerich Co. REIT[1]	502	$5,356
Total Financial		2,161,944
Industrial - 13.5%
Trimble, Inc.*	1,119	74,716
Generac Holdings, Inc.*	281	63,902
Cognex Corp.	781	62,703
Graco, Inc.	750	54,262
XPO Logistics, Inc.*	409	48,753
Nordson Corp.	241	48,429
Toro Co.	480	45,523
Universal Display Corp.	192	44,122
Trex Company, Inc.*	518	43,367
Lennox International, Inc.	156	42,739
AptarGroup, Inc.	290	39,698
Hubbell, Inc.	243	38,100
Builders FirstSource, Inc.*	918	37,464
Carlisle Companies, Inc.	239	37,327
Owens Corning	484	36,668
II-VI, Inc.*	464	35,245
Axon Enterprise, Inc.*	284	34,799
AECOM*	675	33,602
Arrow Electronics, Inc.*	338	32,887
Middleby Corp.*	249	32,101
Woodward, Inc.	261	31,719
Donaldson Company, Inc.	565	31,572
Lincoln Electric Holdings, Inc.	266	30,923
ITT, Inc.	387	29,807
Stericycle, Inc.*	410	28,425
AGCO Corp.	275	28,350
Tetra Tech, Inc.	241	27,903
Littelfuse, Inc.	109	27,758
TopBuild Corp.*	148	27,244
Sonoco Products Co.	449	26,603
Oshkosh Corp.	305	26,251
National Instruments Corp.	587	25,793
Jabil, Inc.	602	25,603
MSA Safety, Inc.	162	24,201
MDU Resources Group, Inc.	897	23,627
Knight-Swift Transportation Holdings, Inc.	562	23,503
Timken Co.	303	23,440
Landstar System, Inc.	172	23,162
EMCOR Group, Inc.	246	22,499
Regal Beloit Corp.	182	22,351
Mercury Systems, Inc.*	251	22,103
Curtiss-Wright Corp.	186	21,641
Acuity Brands, Inc.	165	19,980
KBR, Inc.	638	19,733
Eagle Materials, Inc.	187	18,953
Louisiana-Pacific Corp.	489	18,176
Hexcel Corp.*	374	18,135
Simpson Manufacturing Company, Inc.	194	18,129
nVent Electric plc	761	17,724
Clean Harbors, Inc.*	227	17,275
Colfax Corp.*	451	17,246
Crane Co.	221	17,163
MasTec, Inc.*	251	17,113
Valmont Industries, Inc.	95	16,618
Coherent, Inc.*	109	16,352
EnerSys	191	15,864
Avnet, Inc.	442	15,519
SYNNEX Corp.	184	14,985
Ryder System, Inc.	241	14,884
Kirby Corp.*	269	13,942
Kennametal, Inc.	373	13,518
GATX Corp.	157	13,059
Silgan Holdings, Inc.	351	13,015
Vishay Intertechnology, Inc.	593	12,281
Energizer Holdings, Inc.	261	11,009
Terex Corp.	310	10,816
Dycom Industries, Inc.*	143	10,800
Werner Enterprises, Inc.	260	10,197
Trinity Industries, Inc.	378	9,975
Fluor Corp.	560	8,943
Belden, Inc.	200	8,380
O-I Glass, Inc.	703	8,366
Worthington Industries, Inc.	161	8,266
Greif, Inc. — Class A	118	5,532
Total Industrial		1,912,833
Consumer, Non-cyclical - 11.7%
Masimo Corp.*	227	60,922
Molina Healthcare, Inc.*	265	56,360
Charles River Laboratories International, Inc.*	223	55,719
Bio-Techne Corp.	173	54,936
Amedisys, Inc.*	147	43,120
Repligen Corp.*	225	43,117
Darling Ingredients, Inc.*	725	41,818
Jazz Pharmaceuticals plc*	249	41,098
Boston Beer Company, Inc. — Class A*	41	40,766
WEX, Inc.*	197	40,096
Service Corporation International	773	37,954
Chemed Corp.	71	37,815
Encompass Health Corp.	445	36,797
PRA Health Sciences, Inc.*	287	36,001
Arrowhead Pharmaceuticals, Inc.*	460	35,296
Paylocity Holding Corp.*	167	34,387
Quidel Corp.*	171	30,720
United Therapeutics Corp.*	199	30,206
LHC Group, Inc.*	141	30,078
Hill-Rom Holdings, Inc.	299	29,293
Exelixis, Inc.*	1,388	27,857
Post Holdings, Inc.*	274	27,677
Haemonetics Corp.*	227	26,956
CoreLogic, Inc.	348	26,907
Penumbra, Inc.*,1	151	26,425
Helen of Troy Ltd.*	113	25,107
Halozyme Therapeutics, Inc.*	569	24,302
HealthEquity, Inc.*	344	23,980
Ingredion, Inc.	300	23,601
ManpowerGroup, Inc.	257	23,176
Syneos Health, Inc.*	340	23,164
Globus Medical, Inc. — Class A*	341	22,240
LiveRamp Holdings, Inc.*	297	21,738
Integra LifeSciences Holdings Corp.*	317	20,580
Acadia Healthcare Company, Inc.*	398	20,003

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 64.9% (continued)
Consumer, Non-cyclical - 11.7% (continued)
Flowers Foods, Inc.	880	$19,914
ASGN, Inc.*	237	19,797
Grand Canyon Education, Inc.*	210	19,553
Tenet Healthcare Corp.*	472	18,847
Neogen Corp.*	237	18,794
ICU Medical, Inc.*	87	18,661
Emergent BioSolutions, Inc.*	202	18,099
FTI Consulting, Inc.*	160	17,875
Medpace Holdings, Inc.*	123	17,122
Sabre Corp.*	1,420	17,069
Lancaster Colony Corp.	87	15,984
Brink's Co.	221	15,912
Grocery Outlet Holding Corp.*	383	15,033
Hain Celestial Group, Inc.*	369	14,815
LivaNova plc*	217	14,368
Nektar Therapeutics*	803	13,651
Cantel Medical Corp.	168	13,248
Insperity, Inc.	160	13,027
H&R Block, Inc.	821	13,021
NuVasive, Inc.*	229	12,900
Sanderson Farms, Inc.	89	11,766
Patterson Companies, Inc.	389	11,526
TreeHouse Foods, Inc.*	253	10,750
Sprouts Farmers Market, Inc.*	528	10,613
Strategic Education, Inc.	109	10,391
Avanos Medical, Inc.*	214	9,818
Graham Holdings Co. — Class B	18	9,601
John Wiley & Sons, Inc. — Class A	195	8,904
Coty, Inc. — Class A	1,268	8,901
Avis Budget Group, Inc.*	231	8,616
Edgewell Personal Care Co.	243	8,403
Adtalem Global Education, Inc.*	233	7,910
Prestige Consumer Healthcare, Inc.*	224	7,811
Ligand Pharmaceuticals, Inc. — Class B*,1	72	7,161
WW International, Inc.*	210	5,124
Pilgrim's Pride Corp.*	218	4,275
Tootsie Roll Industries, Inc.	77	2,287
Total Consumer, Non-cyclical		1,651,759
Consumer, Cyclical - 9.9%
Caesars Entertainment, Inc.*	932	69,220
Penn National Gaming, Inc.*	660	57,004
Five Below, Inc.*	250	43,745
IAA, Inc.*	602	39,118
Lear Corp.	244	38,803
Gentex Corp.	1,096	37,187
Scotts Miracle-Gro Co. — Class A	182	36,243
Deckers Outdoor Corp.*	126	36,134
Williams-Sonoma, Inc.	343	34,931
Lithia Motors, Inc. — Class A	117	34,242
Watsco, Inc.	147	33,303
RH*	70	31,326
Churchill Downs, Inc.	159	30,972
Casey's General Stores, Inc.	165	29,472
Kohl's Corp.	705	28,686
Mattel, Inc.*	1,557	27,170
Brunswick Corp.	351	26,760
Marriott Vacations Worldwide Corp.	184	25,248
Harley-Davidson, Inc.	686	25,176
Wyndham Hotels & Resorts, Inc.	417	24,787
Polaris, Inc.	259	24,678
Tempur Sealy International, Inc.*	859	23,193
Thor Industries, Inc.	248	23,061
BJ's Wholesale Club Holdings, Inc.*	614	22,890
Texas Roadhouse, Inc. — Class A	292	22,823
Toll Brothers, Inc.	514	22,343
Skechers USA, Inc. — Class A*	607	21,815
Ollie's Bargain Outlet Holdings, Inc.*	254	20,770
JetBlue Airways Corp.*	1,407	20,458
Fox Factory Holding Corp.*	187	19,768
Foot Locker, Inc.	467	18,885
AutoNation, Inc.*	263	18,355
Carter's, Inc.	195	18,344
Wingstop, Inc.	133	17,629
Wendy's Co.	802	17,580
MSC Industrial Direct Company, Inc. — Class A	205	17,300
Wyndham Destinations, Inc.	384	17,226
Dick's Sporting Goods, Inc.	294	16,526
Avient Corp.	409	16,474
Visteon Corp.*	125	15,690
Boyd Gaming Corp.*	359	15,408
Nordstrom, Inc.*	487	15,199
Taylor Morrison Home Corp. — Class A*	581	14,903
Adient plc*	420	14,604
Univar Solutions, Inc.*	757	14,391
Cracker Barrel Old Country Store, Inc.	106	13,984
Choice Hotels International, Inc.	129	13,768
American Eagle Outfitters, Inc.	669	13,427
KB Home	394	13,207
FirstCash, Inc.	185	12,957
Dana, Inc.	646	12,610
Papa John's International, Inc.	147	12,473
Nu Skin Enterprises, Inc. — Class A	228	12,456
Columbia Sportswear Co.	136	11,884
Six Flags Entertainment Corp.	338	11,526
Goodyear Tire & Rubber Co.	1,043	11,379
KAR Auction Services, Inc.	578	10,757
Scientific Games Corp. — Class A*	251	10,414
TRI Pointe Group, Inc.*	567	9,781
Jack in the Box, Inc.	102	9,466
Healthcare Services Group, Inc.	333	9,357
Herman Miller, Inc.	264	8,923
World Fuel Services Corp.	284	8,849
Cinemark Holdings, Inc.[1]	481	8,374
Urban Outfitters, Inc.*	306	7,834
HNI Corp.	191	6,582
Total Consumer, Cyclical		1,409,848
Technology - 5.5%
Monolithic Power Systems, Inc.	190	69,584

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 64.9% (continued)
Technology - 5.5% (continued)
Fair Isaac Corp.*	130	$66,435
Ceridian HCM Holding, Inc.*	582	62,018
PTC, Inc.*	470	56,217
Cree, Inc.*	494	52,315
MKS Instruments, Inc.	247	37,161
Lumentum Holdings, Inc.*	338	32,043
Manhattan Associates, Inc.*	284	29,871
CDK Global, Inc.	544	28,196
CACI International, Inc. — Class A*	113	28,174
Silicon Laboratories, Inc.*	196	24,959
Science Applications International Corp.	261	24,701
NCR Corp.*	577	21,678
Sailpoint Technologies Holdings, Inc.*	407	21,669
Cirrus Logic, Inc.*	259	21,290
Semtech Corp.*	291	20,978
MAXIMUS, Inc.	275	20,127
ACI Worldwide, Inc.*	522	20,060
CMC Materials, Inc.	130	19,669
J2 Global, Inc.*	192	18,756
Qualys, Inc.*	150	18,281
Concentrix Corp.*	184	18,161
Synaptics, Inc.*	154	14,845
Perspecta, Inc.	612	14,737
Blackbaud, Inc.	222	12,778
CommVault Systems, Inc.*	211	11,683
Teradata Corp.*	489	10,988
NetScout Systems, Inc.*	329	9,021
Total Technology		786,395
Energy - 2.7%
Enphase Energy, Inc.*	565	99,141
SolarEdge Technologies, Inc.*	229	73,078
Sunrun, Inc.*	698	48,427
First Solar, Inc.*	379	37,491
Cimarex Energy Co.	456	17,105
Equities Corp.	1,233	15,671
Murphy USA, Inc.	119	15,573
WPX Energy, Inc.*	1,807	14,727
Equitrans Midstream Corp.	1,819	14,624
ChampionX Corp.*	832	12,730
CNX Resources Corp.*	1,005	10,854
Antero Midstream Corp.	1,280	9,869
Murphy Oil Corp.	646	7,817
Total Energy		377,107
Basic Materials - 2.3%
RPM International, Inc.	581	52,743
Reliance Steel & Aluminum Co.	285	34,129
Steel Dynamics, Inc.	894	32,962
Royal Gold, Inc.	294	31,270
Ashland Global Holdings, Inc.	244	19,325
Valvoline, Inc.	829	19,183
Chemours Co.	736	18,245
United States Steel Corp.	986	16,535
Olin Corp.	636	15,620
Sensient Technologies Corp.	190	14,016
Ingevity Corp.*	185	14,010
NewMarket Corp.	33	13,144
Cabot Corp.	253	11,355
Commercial Metals Co.	537	11,030
Minerals Technologies, Inc.	152	9,442
Compass Minerals International, Inc.	152	9,381
Domtar Corp.	247	7,818
Total Basic Materials		330,208
Utilities - 2.0%
Essential Utilities, Inc.	999	47,243
UGI Corp.	933	32,618
OGE Energy Corp.	895	28,515
IDACORP, Inc.	226	21,703
ONE Gas, Inc.	238	18,271
Hawaiian Electric Industries, Inc.	489	17,306
PNM Resources, Inc.	356	17,276
Black Hills Corp.	281	17,267
National Fuel Gas Co.	407	16,740
Southwest Gas Holdings, Inc.	254	15,431
New Jersey Resources Corp.	430	15,286
Spire, Inc.	231	14,793
ALLETE, Inc.	233	14,432
NorthWestern Corp.	226	13,178
Total Utilities		290,059
Communications - 2.0%
FactSet Research Systems, Inc.	170	56,525
Cable One, Inc.	24	53,465
Ciena Corp.*	690	36,466
New York Times Co. — Class A	648	33,547
Grubhub, Inc.*	415	30,822
TEGNA, Inc.	981	13,685
TripAdvisor, Inc.*	430	12,376
Yelp, Inc. — Class A*	311	10,160
World Wrestling Entertainment, Inc. — Class A	209	10,043
ViaSat, Inc.*	287	9,370
InterDigital, Inc.	138	8,374
Telephone & Data Systems, Inc.	445	8,264
Total Communications		283,097
Financials - 0.2%
Total Common Stocks
(Cost $6,575,374)		9,203,250

MUTUAL FUNDS† - 29.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	296,259	2,956,660
Guggenheim Strategy Fund II2	50,475	1,259,868
Total Mutual Funds
(Cost $4,203,644)		4,216,528

	Face Amount
U.S. TREASURY BILLS†† - 9.9%
U.S. Treasury Bills
0.09% due 04/01/21[3,4]	$900,000	899,826
0.08% due 01/28/21[4,5]	503,000	502,981
Total U.S. Treasury Bills
(Cost $1,402,772)		1,402,807

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 3.6%
Federal Farm Credit Bank
0.37% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[6]	$500,000	$501,477
Total Federal Agency Notes
(Cost $499,792)		501,477

REPURCHASE AGREEMENTS††,7 - 59.5%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[3]	4,684,688	4,684,688
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	1,951,692	1,951,692
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	1,807,122	1,807,122
Total Repurchase Agreements
(Cost $8,443,502)		8,443,502

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[9]	25,349	25,349
Total Securities Lending Collateral
(Cost $25,349)		25,349
Total Investments - 167.8%
(Cost $21,150,433)		$23,792,913
Other Assets & Liabilities, net - (67.8)%		(9,612,187)
Total Net Assets - 100.0%		$14,180,726

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P MidCap 400 Index Mini Futures Contracts	18	Mar 2021	$4,144,680	$4,684

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	0.49% (1 Week USD LIBOR + 0.40%)	At Maturity	02/18/21	2,260	$5,212,020	$51,134
BNP Paribas	S&P MidCap 400 Index	0.59% (1 Month USD LIBOR + 0.45%)	At Maturity	02/18/21	479	1,105,459	10,846
Barclays Bank plc	S&P MidCap 400 Index	0.44% (1 Week USD LIBOR + 0.35%)	At Maturity	02/17/21	3,983	9,186,880	(11,549)
						$15,504,359	$50,431

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[6]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of December 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,203,250	$—	$—	$9,203,250
Mutual Funds	4,216,528	—	—	4,216,528
U.S. Treasury Bills	—	1,402,807	—	1,402,807
Federal Agency Notes	—	501,477	—	501,477
Repurchase Agreements	—	8,443,502	—	8,443,502
Securities Lending Collateral	25,349	—	—	25,349
Equity Futures Contracts**	4,684	—	—	4,684
Equity Index Swap Agreements**	—	61,980	—	61,980
Total Assets	$13,449,811	$10,409,766	$—	$23,859,577

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$11,549	$—	$11,549

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$492,048	$745,000	$–	$–	$22,820	$1,259,868	50,475	$12,150
Guggenheim Ultra Short Duration Fund — Institutional Class	509,945	2,732,000	(300,000)	(405)	15,120	2,956,660	296,259	9,760
	$1,001,993	$3,477,000	$(300,000)	$(405)	$37,940	$4,216,528		$21,910

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 75.0%
Technology - 33.2%
Apple, Inc.	276,545	$36,694,756
Microsoft Corp.	122,976	27,352,322
NVIDIA Corp.	15,322	8,001,148
Adobe, Inc.*	11,873	5,937,925
Intel Corp.	101,432	5,053,342
Broadcom, Inc.	10,012	4,383,754
QUALCOMM, Inc.	27,993	4,264,454
Texas Instruments, Inc.	22,720	3,729,034
Advanced Micro Devices, Inc.*	29,768	2,730,023
Intuit, Inc.	6,504	2,470,544
Micron Technology, Inc.*	27,554	2,071,510
Applied Materials, Inc.	22,605	1,950,811
Fiserv, Inc.*	16,594	1,889,393
Activision Blizzard, Inc.	19,129	1,776,128
Lam Research Corp.	3,564	1,683,170
Autodesk, Inc.*	5,428	1,657,385
Zoom Video Communications, Inc. — Class A*	4,821	1,626,220
Analog Devices, Inc.	9,146	1,351,139
NXP Semiconductor N.V.	6,924	1,100,985
Cognizant Technology Solutions Corp. — Class A	13,234	1,084,526
Workday, Inc. — Class A*	4,455	1,067,463
Electronic Arts, Inc.	7,174	1,030,186
DocuSign, Inc.*	4,583	1,018,801
KLA Corp.	3,823	989,813
Synopsys, Inc.*	3,756	973,705
Cadence Design Systems, Inc.*	6,904	941,913
ASML Holding N.V. — Class G	1,875	914,475
Microchip Technology, Inc.	6,444	889,981
Xilinx, Inc.	6,067	860,119
Paychex, Inc.	8,898	829,116
Marvell Technology Group Ltd.	16,588	788,594
NetEase, Inc. ADR	8,102	775,928
ANSYS, Inc.*	2,126	773,439
Atlassian Corporation plc — Class A*	3,271	764,989
Splunk, Inc.*	3,970	674,463
Skyworks Solutions, Inc.	4,111	628,490
Cerner Corp.	7,588	595,506
Maxim Integrated Products, Inc.	6,616	586,508
Check Point Software Technologies Ltd.*	3,470	461,198
Total Technology		132,373,256
Communications - 23.4%
Amazon.com, Inc.*	8,161	26,579,806
Facebook, Inc. — Class A*	39,100	10,680,556
Alphabet, Inc. — Class C*	5,365	9,398,836
Alphabet, Inc. — Class A*	4,890	8,570,410
Comcast Corp. — Class A	113,012	5,921,829
Netflix, Inc.*	10,935	5,912,882
Cisco Systems, Inc.	104,588	4,680,313
T-Mobile US, Inc.*	30,721	4,142,727
Charter Communications, Inc. — Class A*	4,947	3,272,688
Booking Holdings, Inc.*	1,014	2,258,452
MercadoLibre, Inc.*	1,232	2,063,871
JD.com, Inc. ADR*	21,569	1,895,915
Baidu, Inc. ADR*	6,836	1,478,217
Pinduoduo, Inc. ADR*	7,385	1,312,093
Match Group, Inc.*	6,583	995,284
eBay, Inc.	17,062	857,365
Okta, Inc.*	2,969	754,898
Sirius XM Holdings, Inc.[1]	105,181	670,003
VeriSign, Inc.*	2,824	611,114
CDW Corp.	3,540	466,536
Trip.com Group Ltd. ADR*	12,944	436,601
Fox Corp. — Class A	8,355	243,298
Fox Corp. — Class B	6,381	184,283
Total Communications		93,387,977
Consumer, Non-cyclical - 9.9%
PayPal Holdings, Inc.*	29,002	6,792,268
PepsiCo, Inc.	34,205	5,072,601
Amgen, Inc.	14,410	3,313,147
Intuitive Surgical, Inc.*	2,910	2,380,671
Mondelez International, Inc. — Class A	35,399	2,069,780
Automatic Data Processing, Inc.	10,613	1,870,011
Gilead Sciences, Inc.	31,026	1,807,575
Vertex Pharmaceuticals, Inc.*	6,436	1,521,084
Illumina, Inc.*	3,615	1,337,550
Regeneron Pharmaceuticals, Inc.*	2,595	1,253,670
Monster Beverage Corp.*	13,066	1,208,344
Keurig Dr Pepper, Inc.	34,831	1,114,592
IDEXX Laboratories, Inc.*	2,112	1,055,725
Kraft Heinz Co.	30,261	1,048,846
Align Technology, Inc.*	1,952	1,043,110
Moderna, Inc.*	9,794	1,023,179
Biogen, Inc.*	3,809	932,672
Cintas Corp.	2,590	915,461
DexCom, Inc.*	2,377	878,825
Alexion Pharmaceuticals, Inc.*	5,417	846,352
Verisk Analytics, Inc. — Class A	4,025	835,550
Seagen, Inc.*	4,463	781,650
Incyte Corp.*	5,420	471,432
Total Consumer, Non-cyclical		39,574,095
Consumer, Cyclical - 7.4%
Tesla, Inc.*	19,080	13,464,183
Costco Wholesale Corp.	10,921	4,114,814
Starbucks Corp.	29,051	3,107,876
Ross Stores, Inc.	8,811	1,082,079
Lululemon Athletica, Inc.*	3,092	1,076,109
Marriott International, Inc. — Class A	8,027	1,058,922
Peloton Interactive, Inc. — Class A*	6,324	959,477
Walgreens Boots Alliance, Inc.	21,432	854,708
O'Reilly Automotive, Inc.*	1,793	811,458
Copart, Inc.*	5,844	743,649
PACCAR, Inc.	8,575	739,851
Fastenal Co.	14,208	693,777
Dollar Tree, Inc.*	5,821	628,901
Total Consumer, Cyclical		29,335,804
Utilities - 0.7%
American Electric Power Company, Inc.	12,286	1,023,055
Exelon Corp.	24,146	1,019,444
Xcel Energy, Inc.	13,006	867,110
Total Utilities		2,909,609

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 75.0% (continued)
Industrial - 0.4%
CSX Corp.	18,929	$1,717,807
Total Common Stocks
(Cost $260,338,094)		299,298,548

MUTUAL FUNDS† - 7.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,033,410	20,293,429
Guggenheim Strategy Fund II2	403,950	10,082,597
Total Mutual Funds
(Cost $30,044,280)		30,376,026

	Face Amount
U.S. TREASURY BILLS†† - 10.8%
U.S. Treasury Bills
0.09% due 04/01/21[3,4]	$31,000,000	30,994,007
0.08% due 01/28/21[4,5]	8,685,000	8,684,667
0.01% due 01/05/21[4]	2,300,000	2,300,000
0.07% due 04/01/21[3,4]	1,000,000	999,806
Total U.S. Treasury Bills
(Cost $42,977,435)		42,978,480

FEDERAL AGENCY DISCOUNT NOTES†† - 0.4%
Federal Home Loan Bank
0.01% due 01/05/21[4]	1,200,000	1,199,999
0.03% due 01/05/21[4]	300,000	299,999
Total Federal Agency Discount Notes
(Cost $1,499,998)		1,499,998

REPURCHASE AGREEMENTS††,6 - 6.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[3]	15,138,205	15,138,205
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	6,306,738	6,306,738
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	5,839,573	5,839,573
Total Repurchase Agreements
(Cost $27,284,516)		27,284,516

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[8]	497,098	497,098
Total Securities Lending Collateral
(Cost $497,098)		497,098
Total Investments - 100.7%
(Cost $362,641,421)		$401,934,666
Other Assets & Liabilities, net - (0.7)%		(2,859,591)
Total Net Assets - 100.0%		$399,075,075

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	315	Mar 2021	$81,076,275	$3,134,196

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	02/17/21	22,307	$287,497,846	$1,102,386
Goldman Sachs International	NASDAQ-100 Index	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	02/18/21	9,651	124,386,579	429,759
BNP Paribas	NASDAQ-100 Index	0.79% (1 Month USD LIBOR + 0.65%)	At Maturity	02/18/21	488	6,289,214	21,856
						$418,173,639	$1,554,001

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$299,298,548	$—	$—	$299,298,548
Mutual Funds	30,376,026	—	—	30,376,026
U.S. Treasury Bills	—	42,978,480	—	42,978,480
Federal Agency Discount Notes	—	1,499,998	—	1,499,998
Repurchase Agreements	—	27,284,516	—	27,284,516
Securities Lending Collateral	497,098	—	—	497,098
Equity Futures Contracts**	3,134,196	—	—	3,134,196
Equity Index Swap Agreements**	—	1,554,001	—	1,554,001
Total Assets	$333,305,868	$73,316,995	$—	$406,622,863

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,209,488	$8,650,000	$–	$–	$223,109	$10,082,597	403,950	$120,601
Guggenheim Ultra Short Duration Fund — Institutional Class	1,143,698	20,000,000	(1,000,000)	284	149,447	20,293,429	2,033,410	101,522
	$2,353,186	$28,650,000	$(1,000,000)	$284	$372,556	$30,376,026		$222,123

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 94.5%
Technology - 41.8%
Apple, Inc.	1,450,563	$192,475,205
Microsoft Corp.	645,048	143,471,576
NVIDIA Corp.	80,365	41,966,603
Adobe, Inc.*	62,282	31,148,474
Intel Corp.	532,045	26,506,482
Broadcom, Inc.	52,516	22,994,131
QUALCOMM, Inc.	146,838	22,369,301
Texas Instruments, Inc.	119,177	19,560,521
Advanced Micro Devices, Inc.*	156,149	14,320,425
Intuit, Inc.	34,112	12,957,443
Micron Technology, Inc.*	144,530	10,865,765
Applied Materials, Inc.	118,572	10,232,764
Fiserv, Inc.*	87,043	9,910,716
Activision Blizzard, Inc.	100,340	9,316,569
Lam Research Corp.	18,697	8,830,032
Autodesk, Inc.*	28,469	8,692,725
Zoom Video Communications, Inc. — Class A*	25,285	8,529,136
Analog Devices, Inc.	47,970	7,086,608
NXP Semiconductor N.V.	36,320	5,775,243
Cognizant Technology Solutions Corp. — Class A	69,413	5,688,395
Workday, Inc. — Class A*	23,369	5,599,446
Electronic Arts, Inc.	37,632	5,403,955
DocuSign, Inc.*	24,040	5,344,092
KLA Corp.	20,054	5,192,181
Synopsys, Inc.*	19,703	5,107,806
Cadence Design Systems, Inc.*	36,214	4,940,676
ASML Holding N.V. — Class G	9,834	4,796,238
Microchip Technology, Inc.	33,805	4,668,808
Xilinx, Inc.	31,824	4,511,688
Paychex, Inc.	46,674	4,349,083
Marvell Technology Group Ltd.	87,007	4,136,313
NetEase, Inc. ADR	42,501	4,070,321
ANSYS, Inc.*	11,150	4,056,370
Atlassian Corporation plc — Class A*	17,159	4,012,975
Splunk, Inc.*	20,824	3,537,789
Skyworks Solutions, Inc.	21,562	3,296,399
Cerner Corp.	39,805	3,123,897
Maxim Integrated Products, Inc.	34,704	3,076,510
Check Point Software Technologies Ltd.*	18,202	2,419,228
Total Technology		694,341,889
Communications - 29.5%
Amazon.com, Inc.*	42,808	139,422,659
Facebook, Inc. — Class A*	205,102	56,025,662
Alphabet, Inc. — Class C*	28,144	49,304,911
Alphabet, Inc. — Class A*	25,650	44,955,216
Comcast Corp. — Class A	592,790	31,062,196
Netflix, Inc.*	57,358	31,015,191
Cisco Systems, Inc.	548,600	24,549,850
T-Mobile US, Inc.*	161,144	21,730,268
Charter Communications, Inc. — Class A*	25,950	17,167,222
Booking Holdings, Inc.*	5,317	11,842,395
MercadoLibre, Inc.*	6,462	10,825,272
JD.com, Inc. ADR*	113,140	9,945,006
Baidu, Inc. ADR*	35,855	7,753,285
Pinduoduo, Inc. ADR*	38,740	6,882,936
Match Group, Inc.*	34,533	5,221,044
eBay, Inc.	89,497	4,497,224
Okta, Inc.*	15,574	3,959,845
Sirius XM Holdings, Inc.[1]	551,715	3,514,425
VeriSign, Inc.*	14,815	3,205,966
CDW Corp.	18,564	2,446,550
Trip.com Group Ltd. ADR*	67,898	2,290,200
Fox Corp. — Class A	43,823	1,276,126
Fox Corp. — Class B	33,474	966,729
Total Communications		489,860,178
Consumer, Non-cyclical - 12.5%
PayPal Holdings, Inc.*	152,121	35,626,738
PepsiCo, Inc.	179,420	26,607,986
Amgen, Inc.	75,583	17,378,043
Intuitive Surgical, Inc.*	15,261	12,485,024
Mondelez International, Inc. — Class A	185,679	10,856,651
Automatic Data Processing, Inc.	55,673	9,809,583
Gilead Sciences, Inc.	162,746	9,481,582
Vertex Pharmaceuticals, Inc.*	33,761	7,979,075
Illumina, Inc.*	18,955	7,013,350
Regeneron Pharmaceuticals, Inc.*	13,614	6,577,060
Monster Beverage Corp.*	68,540	6,338,579
Keurig Dr Pepper, Inc.	182,704	5,846,528
IDEXX Laboratories, Inc.*	11,074	5,535,560
Kraft Heinz Co.	158,734	5,501,721
Align Technology, Inc.*	10,236	5,469,914
Moderna, Inc.*	51,375	5,367,146
Biogen, Inc.*	19,978	4,891,813
Cintas Corp.	13,583	4,801,047
DexCom, Inc.*	12,467	4,609,299
Alexion Pharmaceuticals, Inc.*	28,413	4,439,247
Verisk Analytics, Inc. — Class A	21,109	4,382,017
Seagen, Inc.*	23,409	4,099,852
Incyte Corp.*	28,432	2,473,016
Total Consumer, Non-cyclical		207,570,831
Consumer, Cyclical - 9.3%
Tesla, Inc.*	100,083	70,625,570
Costco Wholesale Corp.	57,285	21,583,842
Starbucks Corp.	152,382	16,301,826
Ross Stores, Inc.	46,220	5,676,278
Lululemon Athletica, Inc.*	16,218	5,644,351
Marriott International, Inc. — Class A	42,108	5,554,887
Peloton Interactive, Inc. — Class A*	33,173	5,033,008
Walgreens Boots Alliance, Inc.	112,422	4,483,389
O'Reilly Automotive, Inc.*	9,406	4,256,874
Copart, Inc.*	30,657	3,901,103
PACCAR, Inc.	44,978	3,880,702
Fastenal Co.	74,530	3,639,300
Dollar Tree, Inc.*	30,535	3,299,002
Total Consumer, Cyclical		153,880,132
Utilities - 0.9%
American Electric Power Company, Inc.	64,446	5,366,419
Exelon Corp.	126,659	5,347,543
Xcel Energy, Inc.	68,220	4,548,227
Total Utilities		15,262,189

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 94.5% (continued)
Industrial - 0.5%
CSX Corp.	99,291	$9,010,658
Total Common Stocks
(Cost $481,717,055)		1,569,925,877

MUTUAL FUNDS† - 2.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,262,578	22,580,532
Guggenheim Strategy Fund II2	575,584	14,366,588
Guggenheim Strategy Fund III[2]	370,504	9,299,645
Total Mutual Funds
(Cost $46,178,710)		46,246,765

	Face Amount
FEDERAL AGENCY NOTES†† - 1.2%
Federal Farm Credit Bank
0.37% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[3]	$3,500,000	3,510,343
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[3]	3,000,000	3,010,069
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 11/23/21[3]	1,400,000	1,403,626
0.16% (3 Month USD LIBOR - 0.08%, Rate Floor: 0.00%) due 01/15/21[3]	1,000,000	1,000,002
Freddie Mac
0.63% due 07/08/24	8,000,000	8,000,329
Fannie Mae
0.31% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[3]	2,000,000	2,004,589
Total Federal Agency Notes
(Cost $18,898,751)		18,928,958

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
0.01% due 01/05/21[4]	8,800,000	8,799,999
0.08% due 01/28/21[4,5]	3,555,000	3,554,864
0.09% due 04/01/21[4,6]	1,500,000	1,499,710
Total U.S. Treasury Bills
(Cost $13,854,451)		13,854,573

FEDERAL AGENCY DISCOUNT NOTES†† - 0.4%
Federal Home Loan Bank
0.01% due 01/05/21[4]	4,700,000	4,699,995
0.03% due 01/05/21[4]	1,200,000	1,199,996
Total Federal Agency Discount Notes
(Cost $5,899,991)		5,899,991

REPURCHASE AGREEMENTS††,7 - 0.1%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[6]	1,377,019	1,377,019
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[6]	573,681	573,681
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[6]	531,186	531,186
Total Repurchase Agreements
(Cost $2,481,886)		2,481,886

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[9]	2,785,135	$2,785,135
Total Securities Lending Collateral
(Cost $2,785,135)		2,785,135
Total Investments - 100.0%
(Cost $571,815,979)		$1,660,123,185
Other Assets & Liabilities, net - 0.0%		700,129
Total Net Assets - 100.0%		$1,660,823,314

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	247	Mar 2021	$63,574,095	$2,146,855

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	02/17/21	953	$12,281,919	$47,101
Goldman Sachs International	NASDAQ-100 Index	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	02/18/21	964	12,419,028	35,859
BNP Paribas	NASDAQ-100 Index	0.79% (1 Month USD LIBOR + 0.65%)	At Maturity	02/18/21	295	$3,806,560	$13,233
						$28,507,507	$96,193

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,569,925,877	$—	$—	$1,569,925,877
Mutual Funds	46,246,765	—	—	46,246,765
Federal Agency Notes	—	18,928,958	—	18,928,958
U.S. Treasury Bills	—	13,854,573	—	13,854,573
Federal Agency Discount Notes	—	5,899,991	—	5,899,991
Repurchase Agreements	—	2,481,886	—	2,481,886
Securities Lending Collateral	2,785,135	—	—	2,785,135
Equity Futures Contracts**	2,146,855	—	—	2,146,855
Equity Index Swap Agreements**	—	96,193	—	96,193
Total Assets	$1,621,104,632	$41,261,601	$—	$1,662,366,233

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$13,842,806	$–	$–	$–	$523,782	$14,366,588	575,584	$197,614
Guggenheim Strategy Fund III	8,569,619	350,000	–	–	380,026	9,299,645	370,504	126,306
Guggenheim Ultra Short Duration Fund — Institutional Class	15,735,775	6,500,000	–	–	344,757	22,580,532	2,262,578	153,512
	$38,148,200	$6,850,000	$–	$–	$1,248,565	$46,246,765		$477,432

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 81.3%
Technology - 18.9%
Apple, Inc.	142,245	$18,874,489
Microsoft Corp.	67,292	14,967,087
NVIDIA Corp.	5,509	2,876,800
Adobe, Inc.*	4,270	2,135,512
Intel Corp.	36,474	1,817,135
salesforce.com, Inc.*	8,144	1,812,284
Broadcom, Inc.	3,600	1,576,260
QUALCOMM, Inc.	10,066	1,533,454
Accenture plc — Class A	5,639	1,472,963
Texas Instruments, Inc.	8,169	1,340,778
Oracle Corp.	16,883	1,092,161
International Business Machines Corp.	7,931	998,354
Advanced Micro Devices, Inc.*	10,700	981,297
ServiceNow, Inc.*	1,736	955,547
Intuit, Inc.	2,338	888,089
Fidelity National Information Services, Inc.	5,523	781,284
Micron Technology, Inc.*	9,908	744,883
Applied Materials, Inc.	8,129	701,533
Activision Blizzard, Inc.	6,879	638,715
Lam Research Corp.	1,281	604,978
Autodesk, Inc.*	1,957	597,550
Fiserv, Inc.*	5,118	582,735
Analog Devices, Inc.	3,289	485,884
Cognizant Technology Solutions Corp. — Class A	4,759	390,000
Electronic Arts, Inc.	2,581	370,632
KLA Corp.	1,374	355,742
Synopsys, Inc.*	1,358	352,048
Cadence Design Systems, Inc.*	2,482	338,619
MSCI, Inc. — Class A	737	329,093
Microchip Technology, Inc.	2,316	319,863
Xilinx, Inc.	2,182	309,342
HP, Inc.	12,225	300,613
ANSYS, Inc.*	764	277,943
Paychex, Inc.	2,848	265,377
Skyworks Solutions, Inc.	1,478	225,957
Cerner Corp.	2,728	214,093
Take-Two Interactive Software, Inc.*	1,024	212,777
Maxim Integrated Products, Inc.	2,379	210,898
Paycom Software, Inc.*	436	197,181
Zebra Technologies Corp. — Class A*	475	182,556
Fortinet, Inc.*	1,198	177,939
Teradyne, Inc.	1,477	177,078
Qorvo, Inc.*	1,015	168,764
Broadridge Financial Solutions, Inc.	1,029	157,643
Tyler Technologies, Inc.*	358	156,274
Akamai Technologies, Inc.*	1,449	152,131
Western Digital Corp.	2,708	149,996
Citrix Systems, Inc.	1,096	142,590
Hewlett Packard Enterprise Co.	11,455	135,742
NetApp, Inc.	1,988	131,685
Leidos Holdings, Inc.	1,191	125,198
Seagate Technology plc	1,990	123,699
Jack Henry & Associates, Inc.	679	109,991
IPG Photonics Corp.*	317	70,941
DXC Technology Co.	2,264	58,298
Xerox Holdings Corp.	1,483	34,391
Total Technology		65,384,866
Consumer, Non-cyclical - 17.0%
Johnson & Johnson	23,431	3,687,571
Procter & Gamble Co.	22,070	3,070,820
UnitedHealth Group, Inc.	8,445	2,961,493
PayPal Holdings, Inc.*	10,429	2,442,472
Coca-Cola Co.	34,424	1,887,812
Merck & Company, Inc.	22,519	1,842,054
PepsiCo, Inc.	12,300	1,824,090
Pfizer, Inc.	49,472	1,821,064
Abbott Laboratories	15,775	1,727,205
AbbVie, Inc.	15,714	1,683,755
Thermo Fisher Scientific, Inc.	3,527	1,642,806
Medtronic plc	11,980	1,403,337
Danaher Corp.	5,627	1,249,982
Bristol-Myers Squibb Co.	20,113	1,247,609
Eli Lilly & Co.	7,067	1,193,192
Amgen, Inc.	5,182	1,191,445
Philip Morris International, Inc.	13,861	1,147,552
Intuitive Surgical, Inc.*	1,046	855,733
CVS Health Corp.	11,650	795,695
Mondelez International, Inc. — Class A	12,729	744,265
Stryker Corp.	2,909	712,821
Anthem, Inc.	2,214	710,893
S&P Global, Inc.	2,140	703,482
Zoetis, Inc.	4,230	700,065
Altria Group, Inc.	16,541	678,181
Automatic Data Processing, Inc.	3,817	672,555
Cigna Corp.	3,215	669,299
Colgate-Palmolive Co.	7,629	652,356
Gilead Sciences, Inc.	11,157	650,007
Becton Dickinson and Co.	2,581	645,818
Global Payments, Inc.	2,664	573,879
Vertex Pharmaceuticals, Inc.*	2,314	546,891
Estee Lauder Companies, Inc. — Class A	2,016	536,639
Edwards Lifesciences Corp.*	5,546	505,962
Humana, Inc.	1,178	483,298
Illumina, Inc.*	1,299	480,630
Boston Scientific Corp.*	12,745	458,183
Regeneron Pharmaceuticals, Inc.*	932	450,258
Moody's Corp.	1,437	417,075
Kimberly-Clark Corp.	3,027	408,131
HCA Healthcare, Inc.	2,349	386,316
IDEXX Laboratories, Inc.*	759	379,401
Baxter International, Inc.	4,546	364,771
Align Technology, Inc.*	638	340,935
Sysco Corp.	4,534	336,695
Biogen, Inc.*	1,370	335,458
Constellation Brands, Inc. — Class A	1,508	330,328
General Mills, Inc.	5,440	319,872
DexCom, Inc.*	854	315,741
Centene Corp.*	5,160	309,755
IQVIA Holdings, Inc.*	1,705	305,485
Alexion Pharmaceuticals, Inc.*	1,948	304,356
Monster Beverage Corp.*	3,289	304,167

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 81.3% (continued)
Consumer, Non-cyclical - 17.0% (continued)
Verisk Analytics, Inc. — Class A	1,447	$300,383
IHS Markit Ltd.	3,317	297,966
Zimmer Biomet Holdings, Inc.	1,844	284,142
Cintas Corp.	781	276,052
ResMed, Inc.	1,290	274,202
Corteva, Inc.	6,631	256,752
Archer-Daniels-Midland Co.	4,952	249,630
McKesson Corp.	1,429	248,532
Clorox Co.	1,122	226,554
Kroger Co.	6,892	218,890
McCormick & Company, Inc.	2,213	211,563
Equifax, Inc.	1,083	208,846
FleetCor Technologies, Inc.*	742	202,440
Viatris, Inc.*	10,738	201,230
Hershey Co.	1,313	200,009
Kraft Heinz Co.	5,767	199,884
Church & Dwight Company, Inc.	2,210	192,778
MarketAxess Holdings, Inc.	337	192,279
West Pharmaceutical Services, Inc.	658	186,418
Laboratory Corporation of America Holdings*	867	176,478
Teleflex, Inc.	413	169,978
Tyson Foods, Inc. — Class A	2,617	168,639
Hologic, Inc.*	2,288	166,635
Cooper Companies, Inc.	436	158,408
Conagra Brands, Inc.	4,347	157,622
Catalent, Inc.*	1,465	152,463
United Rentals, Inc.*	641	148,654
Incyte Corp.*	1,657	144,126
STERIS plc	759	143,861
Quest Diagnostics, Inc.	1,199	142,885
Varian Medical Systems, Inc.*	813	142,283
Kellogg Co.	2,263	140,827
Cardinal Health, Inc.	2,612	139,899
ABIOMED, Inc.*	402	130,328
Brown-Forman Corp. — Class B	1,624	128,994
AmerisourceBergen Corp. — Class A	1,309	127,968
Gartner, Inc.*	794	127,191
J M Smucker Co.	1,015	117,334
Hormel Foods Corp.	2,499	116,478
Avery Dennison Corp.	742	115,092
Bio-Rad Laboratories, Inc. — Class A*	191	111,342
Lamb Weston Holdings, Inc.	1,302	102,519
Dentsply Sirona, Inc.	1,945	101,840
Universal Health Services, Inc. — Class B	692	95,150
Quanta Services, Inc.	1,235	88,944
Campbell Soup Co.	1,802	87,127
Henry Schein, Inc.*	1,271	84,979
DaVita, Inc.*	658	77,249
Rollins, Inc.	1,970	76,948
Molson Coors Beverage Co. — Class B	1,674	75,648
Nielsen Holdings plc	3,177	66,304
Robert Half International, Inc.	1,014	63,355
Perrigo Company plc	1,214	54,290
Total Consumer, Non-cyclical		58,940,043
Communications - 13.2%
Amazon.com, Inc.*	3,796	12,363,306
Facebook, Inc. — Class A*	21,396	5,844,532
Alphabet, Inc. — Class A*	2,675	4,688,312
Alphabet, Inc. — Class C*	2,584	4,526,858
Walt Disney Co.*	16,114	2,919,534
Verizon Communications, Inc.	36,831	2,163,821
Comcast Corp. — Class A	40,639	2,129,484
Netflix, Inc.*	3,932	2,126,151
AT&T, Inc.	63,425	1,824,103
Cisco Systems, Inc.	37,609	1,683,003
Charter Communications, Inc. — Class A*	1,298	858,692
Booking Holdings, Inc.*	364	810,726
T-Mobile US, Inc.*	5,192	700,141
Twitter, Inc.*	7,079	383,328
eBay, Inc.	5,828	292,857
Motorola Solutions, Inc.	1,508	256,450
Corning, Inc.	6,800	244,800
Etsy, Inc.*	1,120	199,259
VeriSign, Inc.*	893	193,245
ViacomCBS, Inc. — Class B	5,028	187,343
CDW Corp.	1,272	167,637
Expedia Group, Inc.	1,210	160,204
Arista Networks, Inc.*	484	140,636
Omnicom Group, Inc.	1,913	119,314
NortonLifeLock, Inc.	5,268	109,469
F5 Networks, Inc.*	547	96,239
Fox Corp. — Class A	3,004	87,476
Lumen Technologies, Inc.	8,788	85,683
Interpublic Group of Companies, Inc.	3,471	81,638
DISH Network Corp. — Class A*	2,201	71,180
Discovery, Inc. — Class C*	2,626	68,775
Juniper Networks, Inc.	2,935	66,067
News Corp. — Class A	3,480	62,536
Discovery, Inc. — Class A*	1,426	42,908
Fox Corp. — Class B	1,377	39,768
News Corp. — Class B	1,084	19,263
Total Communications		45,814,738
Financial - 11.8%
Berkshire Hathaway, Inc. — Class B*	17,321	4,016,220
JPMorgan Chase & Co.	27,130	3,447,409
Visa, Inc. — Class A	15,092	3,301,073
Mastercard, Inc. — Class A	7,830	2,794,840
Bank of America Corp.	67,757	2,053,715
Citigroup, Inc.	18,530	1,142,560
Wells Fargo & Co.	36,799	1,110,594
BlackRock, Inc. — Class A	1,262	910,583
American Tower Corp. — Class A REIT	3,954	887,515
Morgan Stanley	12,721	871,770
Goldman Sachs Group, Inc.	3,062	807,480
Charles Schwab Corp.	13,277	704,212
American Express Co.	5,805	701,883
Prologis, Inc. REIT	6,579	655,663
Chubb Ltd.	4,016	618,143
Crown Castle International Corp. REIT	3,836	610,653
CME Group, Inc. — Class A	3,194	581,468
Intercontinental Exchange, Inc.	4,996	575,989

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 81.3% (continued)
Financial - 11.8% (continued)
Truist Financial Corp.	11,999	$575,112
U.S. Bancorp	12,201	568,444
Equinix, Inc. REIT	793	566,345
PNC Financial Services Group, Inc.	3,771	561,879
Marsh & McLennan Companies, Inc.	4,514	528,138
Progressive Corp.	5,212	515,362
Aon plc — Class A	2,034	429,723
Capital One Financial Corp.	4,071	402,418
Digital Realty Trust, Inc. REIT	2,492	347,659
MetLife, Inc.	6,808	319,636
Travelers Companies, Inc.	2,254	316,394
Public Storage REIT	1,353	312,448
Bank of New York Mellon Corp.	7,256	307,945
T. Rowe Price Group, Inc.	2,015	305,051
Allstate Corp.	2,706	297,471
American International Group, Inc.	7,668	290,310
SBA Communications Corp. REIT	989	279,027
Prudential Financial, Inc.	3,525	275,197
Aflac, Inc.	5,814	258,549
Simon Property Group, Inc. REIT	2,918	248,847
Discover Financial Services	2,728	246,966
Willis Towers Watson plc	1,147	241,650
Welltower, Inc. REIT	3,714	239,999
State Street Corp.	3,139	228,456
First Republic Bank	1,548	227,448
Weyerhaeuser Co. REIT	6,644	222,773
Arthur J Gallagher & Co.	1,711	211,668
Ameriprise Financial, Inc.	1,050	204,046
AvalonBay Communities, Inc. REIT	1,243	199,415
Alexandria Real Estate Equities, Inc. REIT	1,100	196,042
Realty Income Corp. REIT	3,122	194,095
CBRE Group, Inc. — Class A*	2,986	187,282
Equity Residential REIT	3,048	180,685
SVB Financial Group*	460	178,402
Fifth Third Bancorp	6,341	174,821
Northern Trust Corp.	1,851	172,402
Synchrony Financial	4,832	167,719
Ventas, Inc. REIT	3,334	163,499
Hartford Financial Services Group, Inc.	3,189	156,197
M&T Bank Corp.	1,142	145,377
Healthpeak Properties, Inc. REIT	4,792	144,862
KeyCorp	8,691	142,619
Regions Financial Corp.	8,548	137,794
Essex Property Trust, Inc. REIT	580	137,704
Citizens Financial Group, Inc.	3,800	135,888
Nasdaq, Inc.	1,021	135,528
Extra Space Storage, Inc. REIT	1,149	133,123
Duke Realty Corp. REIT	3,310	132,301
Mid-America Apartment Communities, Inc. REIT	1,018	128,970
Boston Properties, Inc. REIT	1,261	119,202
Cincinnati Financial Corp.	1,332	116,377
Huntington Bancshares, Inc.	9,055	114,365
Principal Financial Group, Inc.	2,274	112,813
Raymond James Financial, Inc.	1,084	103,706
UDR, Inc. REIT	2,621	100,725
Loews Corp.	2,080	93,642
Host Hotels & Resorts, Inc. REIT	6,278	91,847
Cboe Global Markets, Inc.	961	89,488
W R Berkley Corp.	1,253	83,224
Everest Re Group Ltd.	355	83,102
Globe Life, Inc.	857	81,381
Lincoln National Corp.	1,617	81,351
Western Union Co.	3,658	80,257
Iron Mountain, Inc. REIT	2,564	75,587
Assurant, Inc.	528	71,924
Comerica, Inc.	1,238	69,155
Regency Centers Corp. REIT	1,404	64,008
Zions Bancorp North America	1,460	63,422
Franklin Resources, Inc.	2,425	60,601
Invesco Ltd.	3,352	58,425
Kimco Realty Corp. REIT	3,849	57,773
Federal Realty Investment Trust REIT	613	52,179
Vornado Realty Trust REIT	1,395	52,089
People's United Financial, Inc.	3,781	48,888
Unum Group	1,813	41,590
SL Green Realty Corp. REIT	646	38,489
Total Financial		40,771,066
Consumer, Cyclical - 7.9%
Tesla, Inc.*	6,748	4,761,861
Home Depot, Inc.	9,582	2,545,171
Walmart, Inc.	12,339	1,778,667
NIKE, Inc. — Class B	11,167	1,579,796
Costco Wholesale Corp.	3,927	1,479,615
McDonald's Corp.	6,632	1,423,095
Starbucks Corp.	10,446	1,117,513
Lowe's Companies, Inc.	6,522	1,046,846
Target Corp.	4,457	786,794
TJX Companies, Inc.	10,686	729,747
General Motors Co.	11,211	466,826
Dollar General Corp.	2,180	458,454
Ross Stores, Inc.	3,168	389,062
Chipotle Mexican Grill, Inc. — Class A*	249	345,291
Aptiv plc	2,403	313,087
Marriott International, Inc. — Class A	2,366	312,123
Ford Motor Co.	34,779	305,708
Cummins, Inc.	1,317	299,091
O'Reilly Automotive, Inc.*	645	291,908
Yum! Brands, Inc.	2,685	291,484
Hilton Worldwide Holdings, Inc.	2,469	274,701
PACCAR, Inc.	3,083	266,001
Walgreens Boots Alliance, Inc.	6,396	255,072
Fastenal Co.	5,110	249,521
Southwest Airlines Co.	5,253	244,842
AutoZone, Inc.*	206	244,201
VF Corp.	2,846	243,077
Copart, Inc.*	1,849	235,285
Delta Air Lines, Inc.	5,676	228,232
Dollar Tree, Inc.*	2,093	226,128
Best Buy Company, Inc.	2,051	204,669
DR Horton, Inc.	2,951	203,383
Lennar Corp. — Class A	2,449	186,687

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 81.3% (continued)
Consumer, Cyclical - 7.9% (continued)
Las Vegas Sands Corp.	2,923	$174,211
WW Grainger, Inc.	401	163,744
Tractor Supply Co.	1,037	145,781
Ulta Beauty, Inc.*	501	143,867
Carnival Corp.	6,587	142,674
Darden Restaurants, Inc.	1,158	137,941
CarMax, Inc.*	1,459	137,817
Domino's Pizza, Inc.	350	134,211
Pool Corp.	357	132,983
Genuine Parts Co.	1,284	128,952
NVR, Inc.*	31	126,476
Tiffany & Co.	961	126,323
Royal Caribbean Cruises Ltd.	1,656	123,687
MGM Resorts International	3,649	114,980
United Airlines Holdings, Inc.*	2,604	112,623
Hasbro, Inc.	1,133	105,981
PulteGroup, Inc.	2,386	102,884
Whirlpool Corp.	557	100,533
Wynn Resorts Ltd.	863	97,372
Advance Auto Parts, Inc.	603	94,979
Live Nation Entertainment, Inc.*	1,272	93,467
LKQ Corp.*	2,491	87,783
American Airlines Group, Inc.	5,413	85,363
BorgWarner, Inc.	2,176	84,081
L Brands, Inc.	2,079	77,318
Tapestry, Inc.*	2,468	76,705
Mohawk Industries, Inc.*	532	74,985
Norwegian Cruise Line Holdings Ltd.*	2,808	71,407
Newell Brands, Inc.	3,361	71,354
PVH Corp.	633	59,432
Alaska Air Group, Inc.	1,100	57,200
Leggett & Platt, Inc.	1,178	52,185
Hanesbrands, Inc.	3,099	45,183
Ralph Lauren Corp. — Class A	429	44,505
Gap, Inc.	1,831	36,968
Under Armour, Inc. — Class A*	1,677	28,794
Under Armour, Inc. — Class C*	1,731	25,757
Total Consumer, Cyclical		27,404,444
Industrial - 6.7%
Honeywell International, Inc.	6,245	1,328,311
Union Pacific Corp.	5,997	1,248,695
United Parcel Service, Inc. — Class B	6,365	1,071,866
Boeing Co.	4,723	1,011,005
Raytheon Technologies Corp.	13,517	966,601
3M Co.	5,134	897,372
Caterpillar, Inc.	4,835	880,067
General Electric Co.	77,967	842,044
Lockheed Martin Corp.	2,190	777,406
Deere & Co.	2,789	750,380
CSX Corp.	6,807	617,735
FedEx Corp.	2,150	558,183
Norfolk Southern Corp.	2,261	537,236
Illinois Tool Works, Inc.	2,563	522,544
Emerson Electric Co.	5,323	427,810
Eaton Corporation plc	3,548	426,257
Northrop Grumman Corp.	1,380	420,514
Waste Management, Inc.	3,459	407,920
Roper Technologies, Inc.	932	401,776
TE Connectivity Ltd.	2,944	356,430
L3Harris Technologies, Inc.	1,870	353,467
Amphenol Corp. — Class A	2,662	348,110
Agilent Technologies, Inc.	2,724	322,767
Parker-Hannifin Corp.	1,146	312,182
Trane Technologies plc	2,137	310,207
General Dynamics Corp.	2,068	307,760
Johnson Controls International plc	6,443	300,179
TransDigm Group, Inc.*	484	299,523
Carrier Global Corp.	7,251	273,508
Ball Corp.	2,911	271,247
Rockwell Automation, Inc.	1,033	259,087
Stanley Black & Decker, Inc.	1,425	254,448
AMETEK, Inc.	2,048	247,685
Otis Worldwide Corp.	3,624	244,801
Mettler-Toledo International, Inc.*	212	241,612
Keysight Technologies, Inc.*	1,649	217,816
Fortive Corp.	3,000	212,460
Republic Services, Inc. — Class A	1,871	180,177
Vulcan Materials Co.	1,178	174,709
Kansas City Southern	833	170,040
Old Dominion Freight Line, Inc.	856	167,074
Amcor plc	13,960	164,309
Xylem, Inc.	1,604	163,271
Dover Corp.	1,283	161,979
Garmin Ltd.	1,327	158,789
Martin Marietta Materials, Inc.	554	157,320
Ingersoll Rand, Inc.*	3,308	150,713
Expeditors International of Washington, Inc.	1,506	143,236
PerkinElmer, Inc.	997	143,070
Waters Corp.*	552	136,576
IDEX Corp.	674	134,261
Teledyne Technologies, Inc.*	328	128,570
Masco Corp.	2,329	127,932
Jacobs Engineering Group, Inc.	1,154	125,740
Westinghouse Air Brake Technologies Corp.	1,591	116,461
Packaging Corporation of America	844	116,396
CH Robinson Worldwide, Inc.	1,210	113,583
Fortune Brands Home & Security, Inc.	1,236	105,950
Westrock Co.	2,337	101,730
J.B. Hunt Transport Services, Inc.	743	101,531
Howmet Aerospace, Inc.*	3,473	99,119
Textron, Inc.	2,037	98,448
Allegion plc	819	95,315
Snap-on, Inc.	482	82,489
Pentair plc	1,480	78,573
A O Smith Corp.	1,205	66,058
Sealed Air Corp.	1,381	63,236
Huntington Ingalls Industries, Inc.	359	61,202
FLIR Systems, Inc.	1,167	51,150
Flowserve Corp.	1,159	42,709
Vontier Corp.*	1,198	40,013
Total Industrial		23,248,740

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 81.3% (continued)
Utilities - 2.2%
NextEra Energy, Inc.	17,437	$1,345,264
Duke Energy Corp.	6,550	599,718
Southern Co.	9,401	577,503
Dominion Energy, Inc.	7,261	546,027
American Electric Power Company, Inc.	4,418	367,887
Exelon Corp.	8,683	366,596
Sempra Energy	2,568	327,189
Xcel Energy, Inc.	4,677	311,816
Eversource Energy	3,051	263,942
Public Service Enterprise Group, Inc.	4,502	262,467
WEC Energy Group, Inc.	2,808	258,420
American Water Works Company, Inc.	1,613	247,547
Consolidated Edison, Inc.	3,044	219,990
Edison International	3,369	211,640
DTE Energy Co.	1,722	209,068
PPL Corp.	6,843	192,973
Entergy Corp.	1,782	177,915
Ameren Corp.	2,200	171,732
CMS Energy Corp.	2,549	155,514
FirstEnergy Corp.	4,829	147,816
AES Corp.	5,920	139,120
Alliant Energy Corp.	2,222	114,500
Evergy, Inc.	2,019	112,075
Atmos Energy Corp.	1,120	106,882
CenterPoint Energy, Inc.	4,849	104,932
NRG Energy, Inc.	2,174	81,634
Pinnacle West Capital Corp.	1,002	80,110
NiSource, Inc.	3,411	78,248
Total Utilities		7,778,525
Energy - 1.9%
Exxon Mobil Corp.	37,633	1,551,232
Chevron Corp.	17,134	1,446,966
ConocoPhillips	9,505	380,105
Phillips 66	3,888	271,927
Schlumberger N.V.	12,390	270,474
EOG Resources, Inc.	5,192	258,925
Marathon Petroleum Corp.	5,791	239,516
Kinder Morgan, Inc.	17,328	236,874
Williams Companies, Inc.	10,801	216,560
Valero Energy Corp.	3,629	205,293
Pioneer Natural Resources Co.	1,463	166,621
ONEOK, Inc.	3,955	151,793
Halliburton Co.	7,868	148,705
Occidental Petroleum Corp.	7,459	129,115
Hess Corp.	2,432	128,385
Baker Hughes Co.	6,097	127,122
Concho Resources, Inc.	1,747	101,938
Diamondback Energy, Inc.	1,406	68,050
Cabot Oil & Gas Corp. — Class A	3,548	57,762
Devon Energy Corp.	3,404	53,817
Apache Corp.	3,359	47,664
NOV, Inc.	3,456	47,451
Marathon Oil Corp.	7,026	46,863
TechnipFMC plc	3,760	35,344
HollyFrontier Corp.	1,327	34,303
Total Energy		6,422,805
Basic Materials - 1.7%
Linde plc	4,671	1,230,855
Air Products and Chemicals, Inc.	1,967	537,424
Sherwin-Williams Co.	727	534,280
Ecolab, Inc.	2,209	477,939
DuPont de Nemours, Inc.	6,532	464,490
Newmont Corp.	7,150	428,213
Dow, Inc.	6,602	366,411
Freeport-McMoRan, Inc.	12,931	336,465
PPG Industries, Inc.	2,102	303,150
LyondellBasell Industries N.V. — Class A	2,288	209,718
International Paper Co.	3,498	173,921
Nucor Corp.	2,686	142,868
Albemarle Corp.	947	139,701
Celanese Corp. — Class A	1,040	135,138
FMC Corp.	1,155	132,744
Eastman Chemical Co.	1,206	120,938
International Flavors & Fragrances, Inc.	952	103,616
CF Industries Holdings, Inc.	1,903	73,665
Mosaic Co.	3,070	70,641
Total Basic Materials		5,982,177
Total Common Stocks
(Cost $262,956,788)		281,747,404

MUTUAL FUNDS† - 8.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,281,780	12,792,165
Guggenheim Strategy Fund II1	428,246	10,689,031
Guggenheim Strategy Fund III[1]	184,563	4,632,522
Total Mutual Funds
(Cost $27,881,511)		28,113,718

	Face Amount
U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	$8,000,000	7,998,453
0.08% due 01/28/21[3,4]	1,681,000	1,680,936
Total U.S. Treasury Bills
(Cost $9,679,152)		9,679,389

REPURCHASE AGREEMENTS††,5 - 2.2%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	4,233,350	4,233,350
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	1,763,659	1,763,659
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	1,633,018	1,633,018
Total Repurchase Agreements
(Cost $7,630,027)		7,630,027
Total Investments - 94.4%
(Cost $308,147,478)		$327,170,538
Other Assets & Liabilities, net - 5.6%		19,316,098
Total Net Assets - 100.0%		$346,486,636

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	150	Mar 2021	$28,081,875	$(5,974)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	02/18/21	35,205	$132,232,166	$350,082
Barclays Bank plc	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	02/17/21	15,194	57,071,470	231,971
BNP Paribas	S&P 500 Index	0.69% (1 Month USD LIBOR + 0.55%)	At Maturity	02/18/21	5,772	21,679,027	167,556
						$210,982,663	$749,609

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$281,747,404	$—	$—	$281,747,404
Mutual Funds	28,113,718	—	—	28,113,718
U.S. Treasury Bills	—	9,679,389	—	9,679,389
Repurchase Agreements	—	7,630,027	—	7,630,027
Equity Index Swap Agreements**	—	749,609	—	749,609
Total Assets	$309,861,122	$18,059,025	$—	$327,920,147

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$5,974	$—	$—	$5,974

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$11,261,712	$–	$(1,000,000)	$5,870	$421,449	$10,689,031	428,246	$157,216
Guggenheim Strategy Fund III	1,704,973	2,800,000	–	–	127,549	4,632,522	184,563	53,876
Guggenheim Ultra Short Duration Fund — Institutional Class	7,748,990	7,300,000	(2,500,000)	3,641	239,534	12,792,165	1,281,780	123,169
	$20,715,675	$10,100,000	$(3,500,000)	$9,511	$788,532	$28,113,718		$334,261

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 95.6%
Mining - 95.6%
Newmont Corp.	177,353	$10,621,671
Freeport-McMoRan, Inc.	386,165	10,048,013
Barrick Gold Corp.	433,517	9,875,517
Franco-Nevada Corp.	57,814	7,245,829
Wheaton Precious Metals Corp.	155,901	6,507,308
Agnico Eagle Mines Ltd.	88,775	6,259,525
Sibanye Stillwater Ltd. ADR	330,327	5,248,896
Kirkland Lake Gold Ltd.	125,323	5,172,080
AngloGold Ashanti Ltd. ADR	205,905	4,657,571
Kinross Gold Corp.	633,220	4,647,835
Gold Fields Ltd. ADR	448,885	4,161,164
Pan American Silver Corp.	117,719	4,062,483
Royal Gold, Inc.	36,885	3,923,089
B2Gold Corp.	659,080	3,690,848
Yamana Gold, Inc.	616,942	3,522,739
SSR Mining, Inc.*	161,691	3,251,606
Hecla Mining Co.	409,970	2,656,606
First Majestic Silver Corp.*,1	194,717	2,616,997
Alamos Gold, Inc. — Class A	298,325	2,610,344
Novagold Resources, Inc.*	264,490	2,557,618
Harmony Gold Mining Company Ltd. ADR*,1	531,830	2,488,964
Equinox Gold Corp.*,1	233,019	2,409,416
Eldorado Gold Corp.*	177,369	2,353,687
Pretium Resources, Inc.*	194,763	2,235,879
MAG Silver Corp.*	107,964	2,215,421
Osisko Gold Royalties Ltd.	173,936	2,205,509
Coeur Mining, Inc.*	199,578	2,065,632
IAMGOLD Corp.*	532,137	1,952,943
Fortuna Silver Mines, Inc.*,1	233,902	1,927,353
SilverCrest Metals, Inc.*	166,680	1,863,482
Seabridge Gold, Inc.*	84,476	1,779,909
Sandstorm Gold Ltd.*,1	245,739	1,761,949
New Gold, Inc.*	780,060	1,708,331
Silvercorp Metals, Inc.	244,576	1,636,213
Endeavour Silver Corp.*,1	264,177	1,331,452
Gold Resource Corp.	226,227	658,321
Fortitude Gold Corp.*,†††	63,391	66,560
Total Mining		133,998,760
Total Common Stocks
(Cost $86,596,837)		133,998,760

EXCHANGE-TRADED FUNDS† - 4.0%
VanEck Vectors Junior Gold Miners ETF	102,504	5,559,817
Total Exchange-Traded Funds
(Cost $3,773,090)		5,559,817

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$602,019	602,019
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	250,807	250,807
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	232,229	232,229
Total Repurchase Agreements
(Cost $1,085,055)		1,085,055

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	4,304,893	4,304,893
Total Securities Lending Collateral
(Cost $4,304,893)		4,304,893
Total Investments - 103.5%
(Cost $95,759,875)		$144,948,525
Other Assets & Liabilities, net - (3.5)%		(4,879,322)
Total Net Assets - 100.0%		$140,069,203

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$133,932,200	$—	$66,560	$133,998,760
Exchange-Traded Funds	5,559,817	—	—	5,559,817
Repurchase Agreements	—	1,085,055	—	1,085,055
Securities Lending Collateral	4,304,893	—	—	4,304,893
Total Assets	$143,796,910	$1,085,055	$66,560	$144,948,525

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.3%
REITS - 93.9%
REITs-Diversified - 25.8%
American Tower Corp. — Class A	416	$93,375
Crown Castle International Corp.	496	78,958
Equinix, Inc.	102	72,846
Digital Realty Trust, Inc.	429	59,850
SBA Communications Corp.	184	51,912
Weyerhaeuser Co.	1,278	42,851
Duke Realty Corp.	861	34,414
VICI Properties, Inc.	1,289	32,869
WP Carey, Inc.	451	31,832
Gaming and Leisure Properties, Inc.	660	27,964
Lamar Advertising Co. — Class A	311	25,881
Vornado Realty Trust	676	25,242
CoreSite Realty Corp.	184	23,052
New Residential Investment Corp.	1,844	18,329
PS Business Parks, Inc.	134	17,805
National Storage Affiliates Trust	480	17,294
PotlatchDeltic Corp.	316	15,806
National Health Investors, Inc.	227	15,702
Outfront Media, Inc.	775	15,159
Uniti Group, Inc.	1,281	15,026
EPR Properties	436	14,170
Total REITs-Diversified		730,337
REITs-Apartments - 11.9%
AvalonBay Communities, Inc.	277	44,439
Equity Residential	749	44,401
Invitation Homes, Inc.	1,293	38,402
Essex Property Trust, Inc.	154	36,563
Mid-America Apartment Communities, Inc.	277	35,093
UDR, Inc.	829	31,858
Camden Property Trust	289	28,877
American Homes 4 Rent — Class A	941	28,230
Apartment Income REIT Corp.*	595	22,854
American Campus Communities, Inc.	511	21,855
Total REITs-Apartments		332,572
REITs-Office Property - 10.4%
Alexandria Real Estate Equities, Inc.	248	44,199
Boston Properties, Inc.	371	35,071
Kilroy Realty Corp.	414	23,764
Douglas Emmett, Inc.	709	20,689
SL Green Realty Corp.	331	19,721
Cousins Properties, Inc.	584	19,564
JBG SMITH Properties	602	18,825
Highwoods Properties, Inc.	469	18,586
Hudson Pacific Properties, Inc.	743	17,847
Equity Commonwealth	623	16,995
Corporate Office Properties Trust	600	15,648
Lexington Realty Trust	1,412	14,995
Piedmont Office Realty Trust, Inc. — Class A	797	12,935
Brandywine Realty Trust	1,066	12,696
Total REITs-Office Property		291,535
REITs-Warehouse/Industries - 9.7%
Prologis, Inc.	781	77,834
CyrusOne, Inc.	371	27,139
Americold Realty Trust	705	26,318
Rexford Industrial Realty, Inc.	463	22,738
First Industrial Realty Trust, Inc.	505	21,276
EastGroup Properties, Inc.	152	20,985
STAG Industrial, Inc.	637	19,951
QTS Realty Trust, Inc. — Class A	299	18,502
Terreno Realty Corp.	315	18,431
Innovative Industrial Properties, Inc.	90	16,482
Total REITs-Warehouse/Industries		269,656
REITs-Health Care - 9.0%
Welltower, Inc.	722	46,656
Ventas, Inc.	769	37,712
Healthpeak Properties, Inc.	1,224	37,001
Medical Properties Trust, Inc.	1,444	31,465
Omega Healthcare Investors, Inc.	711	25,824
Healthcare Trust of America, Inc. — Class A	797	21,949
Healthcare Realty Trust, Inc.	617	18,263
Sabra Health Care REIT, Inc.	1,003	17,422
Physicians Realty Trust	964	17,159
Total REITs-Health Care		253,451
REITs-Storage - 5.8%
Public Storage	248	57,271
Extra Space Storage, Inc.	310	35,917
Iron Mountain, Inc.	901	26,561
CubeSmart	694	23,325
Life Storage, Inc.	180	21,490
Total REITs-Storage		164,564
REITs-Hotels - 5.1%
Host Hotels & Resorts, Inc.	2,138	31,279
MGM Growth Properties LLC — Class A	919	28,765
Park Hotels & Resorts, Inc.	1,103	18,916
Ryman Hospitality Properties, Inc.	278	18,837
Apple Hospitality REIT, Inc.	1,212	15,647
Pebblebrook Hotel Trust	794	14,927
Sunstone Hotel Investors, Inc.	1,292	14,638
Total REITs-Hotels		143,009
REITs-Single Tenant - 4.7%
Realty Income Corp.	699	43,457
STORE Capital Corp.	810	27,524
National Retail Properties, Inc.	593	24,266
Spirit Realty Capital, Inc.	464	18,639
Agree Realty Corp.	264	17,577
Total REITs-Single Tenant		131,463
REITs-Shopping Centers - 4.1%
Regency Centers Corp.	559	25,485
Kimco Realty Corp.	1,584	23,776
Federal Realty Investment Trust	269	22,897
Brixmor Property Group, Inc.	1,222	20,224

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
REITS - 93.9% (continued)
REITs-Shopping Centers - 4.1% (continued)
Weingarten Realty Investors	689	$14,931
Retail Opportunity Investments Corp.	872	11,676
Total REITs-Shopping Centers		118,989
REITs-Mortgage - 2.9%
AGNC Investment Corp.	1,731	27,004
Starwood Property Trust, Inc.	1,103	21,288
Blackstone Mortgage Trust, Inc. — Class A	652	17,950
Chimera Investment Corp.	1,364	13,981
Total REITs-Mortgage		80,223
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	243	36,924
Equity LifeStyle Properties, Inc.	484	30,666
Total REITs-Manufactured Homes		67,590
REITs-Regional Malls - 2.1%
Simon Property Group, Inc.	573	48,865
Macerich Co.[1]	1,100	11,737
Total REITs-Regional Malls		60,602
Total REITs		2,643,991
Real Estate - 3.7%
Real Estate Management/Services - 3.1%
CBRE Group, Inc. — Class A*	670	42,022
Jones Lang LaSalle, Inc.*	170	25,223
Redfin Corp.*	276	18,942
Total Real Estate Management/Services		86,187
Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	235	18,548
Total Real Estate		104,735
Diversified Financial Services - 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	309	19,600
Total Common Stocks
(Cost $2,083,705)		2,768,326

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.6%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$25,021	25,021
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	10,424	10,424
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	9,652	9,652
Total Repurchase Agreements
(Cost $45,097)		45,097

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	8,252	8,252
Total Securities Lending Collateral
(Cost $8,252)		8,252
Total Investments - 100.2%
(Cost $2,137,054)		$2,821,675
Other Assets & Liabilities, net - (0.2)%		(4,877)
Total Net Assets - 100.0%		$2,816,798

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,768,326	$—	$—	$2,768,326
Repurchase Agreements	—	45,097	—	45,097
Securities Lending Collateral	8,252	—	—	8,252
Total Assets	$2,776,578	$45,097	$—	$2,821,675

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 60.3%
Walmart, Inc.	22,861	$3,295,413
Home Depot, Inc.	9,896	2,628,575
Costco Wholesale Corp.	5,715	2,153,298
Lowe's Companies, Inc.	10,618	1,704,295
Target Corp.	8,807	1,554,700
TJX Companies, Inc.	21,633	1,477,318
Dollar General Corp.	5,326	1,120,058
Ross Stores, Inc.	8,978	1,102,588
Walgreens Boots Alliance, Inc.	24,688	984,557
O'Reilly Automotive, Inc.*	1,983	897,446
Best Buy Company, Inc.	8,304	828,656
AutoZone, Inc.*	695	823,881
Dollar Tree, Inc.*	7,556	816,350
Tiffany & Co.	5,057	664,743
Genuine Parts Co.	6,527	655,507
Ulta Beauty, Inc.*	2,281	655,012
Burlington Stores, Inc.*	2,503	654,660
Tractor Supply Co.	4,266	599,714
CarMax, Inc.*	6,249	590,280
L Brands, Inc.	13,763	511,846
Five Below, Inc.*	2,884	504,642
Advance Auto Parts, Inc.	3,151	496,314
RH*	1,073	480,189
Gap, Inc.	22,507	454,416
Floor & Decor Holdings, Inc. — Class A*	4,701	436,488
Lithia Motors, Inc. — Class A	1,490	436,078
Kohl's Corp.	10,651	433,389
Williams-Sonoma, Inc.	4,071	414,591
AutoNation, Inc.*	5,890	411,063
Dick's Sporting Goods, Inc.	6,903	388,018
BJ's Wholesale Club Holdings, Inc.*	10,039	374,254
Nordstrom, Inc.*	11,506	359,102
Ollie's Bargain Outlet Holdings, Inc.*	4,331	354,146
Macy's, Inc.*,1	30,000	337,500
Foot Locker, Inc.	8,248	333,549
American Eagle Outfitters, Inc.	14,765	296,334
Bed Bath & Beyond, Inc.[1]	12,920	229,459
Big Lots, Inc.	4,530	194,473
Carvana Co.*	770	184,446
Total Retail		30,837,348
Internet - 36.0%
Amazon.com, Inc.*	1,610	5,243,657
Alibaba Group Holding Ltd. ADR*	6,721	1,564,178
Booking Holdings, Inc.*	688	1,532,362
JD.com, Inc. ADR*	12,210	1,073,259
Pinduoduo, Inc. ADR*	5,401	959,596
eBay, Inc.	18,394	924,299
Chewy, Inc. — Class A*	9,182	825,370
MercadoLibre, Inc.*	456	763,900
Expedia Group, Inc.	5,369	710,856
Vipshop Holdings Ltd. ADR*	25,184	707,922
Etsy, Inc.*	3,688	656,132
Trip.com Group Ltd. ADR*	18,365	619,451
Wayfair, Inc. — Class A*	2,684	606,074
Farfetch Ltd. — Class A*	9,339	595,922
Fiverr International Ltd.*	2,640	515,064
Grubhub, Inc.*	5,570	413,684
Stamps.com, Inc.*	1,418	278,197
Stitch Fix, Inc. — Class A*,1	4,398	258,251
Overstock.com, Inc.*,1	3,720	178,448
Total Internet		18,426,622
Distribution & Wholesale - 2.2%
Pool Corp.	1,591	592,647
LKQ Corp.*	14,923	525,887
Total Distribution & Wholesale		1,118,534
Oil & Gas - 0.6%
Murphy USA, Inc.	2,231	291,971
Apparel - 0.5%
Urban Outfitters, Inc.*	10,074	257,895
Total Common Stocks
(Cost $41,877,411)		50,932,370

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$183,030	183,030
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	76,253	76,253
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	70,604	70,604
Total Repurchase Agreements
(Cost $329,887)		329,887

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	620,038	620,038
Total Securities Lending Collateral
(Cost $620,038)		620,038
Total Investments - 101.4%
(Cost $42,827,336)		$51,882,295
Other Assets & Liabilities, net - (1.4)%		(721,536)
Total Net Assets - 100.0%		$51,160,759

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$50,932,370	$—	$—	$50,932,370
Repurchase Agreements	—	329,887	—	329,887
Securities Lending Collateral	620,038	—	—	620,038
Total Assets	$51,552,408	$329,887	$—	$51,882,295

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Omthera Pharmaceuticals, Inc.*	57	$–
Tobira Therapeutics, Inc.*	14	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
Nexstar Media Group, Inc.*	85	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 21.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	112,170	1,119,453
Guggenheim Strategy Fund II1	36,876	920,427
Total Mutual Funds
(Cost $2,023,780)		2,039,880

	Face Amount
FEDERAL AGENCY NOTES†† - 18.5%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$1,000,000	1,003,356
0.18% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[2]	500,000	500,306
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	250,000	250,853
Total Federal Agency Notes
(Cost $1,750,407)		1,754,515

U.S. TREASURY BILLS†† - 16.1%
U.S. Treasury Bills
0.09% due 04/01/21[3,4]	1,500,000	1,499,710
0.08% due 01/28/21[4]	31,000	30,999
Total U.S. Treasury Bills
(Cost $1,530,666)		1,530,709

REPURCHASE AGREEMENTS††,5 - 48.2%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[3]	2,545,786	2,545,786
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	1,060,602	1,060,602
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[3]	982,039	982,039
Total Repurchase Agreements
(Cost $4,588,427)		4,588,427
Total Investments - 104.2%
(Cost $9,893,280)		$9,913,531
Other Assets & Liabilities, net - (4.2)%		(397,637)
Total Net Assets - 100.0%		$9,515,894

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	0.34% (1 Week USD LIBOR + 0.25%)	At Maturity	02/18/21	3,375	$6,665,178	$52,285
BNP Paribas	Russell 2000 Index	0.24% (1 Month USD LIBOR + 0.10%)	At Maturity	02/18/21	780	1,540,583	12,085
Barclays Bank plc	Russell 2000 Index	0.09% (1 Week USD LIBOR)	At Maturity	02/17/21	3,065	6,053,289	(65,579)
						$14,259,050	$(1,209)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	2,039,880	—	—		2,039,880
Federal Agency Notes	—	1,754,515	—		1,754,515
U.S. Treasury Bills	—	1,530,709	—		1,530,709
Repurchase Agreements	—	4,588,427	—		4,588,427
Equity Index Swap Agreements**	—	64,370	—		64,370
Total Assets	$2,039,880	$7,938,021	$—		$9,977,901

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$65,579	$—	$65,579

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$205,017	$704,999	$–	$–	$10,411	$920,427	36,876	$7,270
Guggenheim Ultra Short Duration Fund — Institutional Class	204,752	908,000	–	–	6,701	1,119,453	112,170	4,408
	$409,769	$1,612,999	$–	$–	$17,112	$2,039,880		$11,678

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	505	$–
Tobira Therapeutics, Inc.*	141	–
Omthera Pharmaceuticals, Inc.*	86	–
Oncternal Therapeutics, Inc.*	7	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
Nexstar Media Group, Inc.*	2,530	–
Total Rights
(Cost $104)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 22.4%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	$4,000,000	4,013,638
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	2,000,000	2,006,167
0.18% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[1]	2,000,000	2,001,226
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	1,000,000	1,003,356
Federal Home Loan Bank
0.06% (3 Month USD LIBOR - 0.17%, Rate Floor: 0.00%) due 01/06/21[1]	2,500,000	2,499,998
Total Federal Agency Notes
(Cost $11,501,620)		11,524,385

U.S. TREASURY BILLS†† - 19.6%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	10,000,000	9,998,067
0.08% due 01/28/21[3]	91,000	90,996
Total U.S. Treasury Bills
(Cost $10,088,715)		10,089,063

REPURCHASE AGREEMENTS††,4 - 58.6%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	16,776,879	16,776,879
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	6,989,428	6,989,428
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	6,471,692	6,471,692
Total Repurchase Agreements
(Cost $30,237,999)		30,237,999
Total Investments - 100.6%
(Cost $51,828,438)		$51,851,447
Other Assets & Liabilities, net - (0.6)%		(284,475)
Total Net Assets - 100.0%		$51,566,972

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	0.34% (1 Week USD LIBOR + 0.25%)	At Maturity	02/18/21	10,228	$20,198,742	$141,693
BNP Paribas	Russell 2000 Index	0.24% (1 Month USD LIBOR + 0.10%)	At Maturity	02/18/21	983	1,941,390	15,228
Barclays Bank plc	Russell 2000 Index	0.09% (1 Week USD LIBOR)	At Maturity	02/17/21	14,880	29,386,069	(318,362)
						$51,526,201	$(161,441)

*	Non-income producing security. .
†	Value determined based on Level 1 inputs — See Note 3
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Federal Agency Notes	—	11,524,385	—		11,524,385
U.S. Treasury Bills	—	10,089,063	—		10,089,063
Repurchase Agreements	—	30,237,999	—		30,237,999
Equity Index Swap Agreements**	—	156,921	—		156,921
Total Assets	$—	$52,008,368	$—		$52,008,368

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$318,362	$—	$318,362

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 97.0%
Technology - 22.5%
Apple, Inc.	83,603	$11,093,282
Microsoft Corp.	39,545	8,795,599
NVIDIA Corp.	3,237	1,690,361
Adobe, Inc.*	2,509	1,254,801
Intel Corp.	21,879	1,090,012
salesforce.com, Inc.*	4,785	1,064,806
Broadcom, Inc.	2,115	926,053
QUALCOMM, Inc.	5,915	901,091
Accenture plc — Class A	3,314	865,650
Texas Instruments, Inc.	4,801	787,988
Oracle Corp.	9,959	644,248
International Business Machines Corp.	4,660	586,601
Advanced Micro Devices, Inc.*	6,290	576,856
ServiceNow, Inc.*	1,020	561,439
Intuit, Inc.	1,374	521,914
Fidelity National Information Services, Inc.	3,246	459,179
Micron Technology, Inc.*	5,823	437,773
Applied Materials, Inc.	4,777	412,255
Activision Blizzard, Inc.	4,042	375,300
Lam Research Corp.	754	356,092
Autodesk, Inc.*	1,150	351,141
Fiserv, Inc.*	3,007	342,377
Analog Devices, Inc.	1,932	285,414
Cognizant Technology Solutions Corp. — Class A	2,797	229,214
Electronic Arts, Inc.	1,517	217,841
KLA Corp.	808	209,199
Synopsys, Inc.*	798	206,874
Cadence Design Systems, Inc.*	1,459	199,051
MSCI, Inc. — Class A	434	193,794
Microchip Technology, Inc.	1,362	188,106
Xilinx, Inc.	1,282	181,749
HP, Inc.	7,183	176,630
ANSYS, Inc.*	450	163,710
Paychex, Inc.	1,673	155,890
Skyworks Solutions, Inc.	869	132,853
Cerner Corp.	1,604	125,882
Take-Two Interactive Software, Inc.*	602	125,090
Maxim Integrated Products, Inc.	1,398	123,933
Paycom Software, Inc.*	256	115,776
Zebra Technologies Corp. — Class A*	279	107,228
Fortinet, Inc.*	705	104,714
Teradyne, Inc.	868	104,064
Qorvo, Inc.*	596	99,097
Broadridge Financial Solutions, Inc.	605	92,686
Tyler Technologies, Inc.*	211	92,106
Akamai Technologies, Inc.*	851	89,346
Western Digital Corp.	1,591	88,126
Citrix Systems, Inc.	644	83,784
Hewlett Packard Enterprise Co.	6,731	79,762
NetApp, Inc.	1,168	77,368
Leidos Holdings, Inc.	700	73,584
Seagate Technology plc	1,169	72,665
Jack Henry & Associates, Inc.	400	64,796
IPG Photonics Corp.*	187	41,849
DXC Technology Co.	1,331	34,273
Xerox Holdings Corp.	920	21,335
Total Technology		38,452,607
Consumer, Non-cyclical - 20.3%
Johnson & Johnson	13,768	2,166,808
Procter & Gamble Co.	12,969	1,804,507
UnitedHealth Group, Inc.	4,962	1,740,074
PayPal Holdings, Inc.*	6,129	1,435,412
Coca-Cola Co.	20,229	1,109,358
Merck & Company, Inc.	13,233	1,082,459
PepsiCo, Inc.	7,228	1,071,913
Pfizer, Inc.	29,072	1,070,140
Abbott Laboratories	9,269	1,014,863
AbbVie, Inc.	9,234	989,423
Thermo Fisher Scientific, Inc.	2,073	965,562
Medtronic plc	7,040	824,666
Danaher Corp.	3,307	734,617
Bristol-Myers Squibb Co.	11,818	733,071
Eli Lilly & Co.	4,152	701,024
Amgen, Inc.	3,046	700,336
Philip Morris International, Inc.	8,145	674,325
Intuitive Surgical, Inc.*	616	503,950
CVS Health Corp.	6,845	467,514
Mondelez International, Inc. — Class A	7,481	437,414
Stryker Corp.	1,710	419,018
Anthem, Inc.	1,301	417,738
S&P Global, Inc.	1,259	413,871
Zoetis, Inc.	2,486	411,433
Altria Group, Inc.	9,720	398,520
Automatic Data Processing, Inc.	2,244	395,393
Cigna Corp.	1,893	394,085
Colgate-Palmolive Co.	4,483	383,341
Gilead Sciences, Inc.	6,557	382,011
Becton Dickinson and Co.	1,517	379,584
Global Payments, Inc.	1,565	337,132
Vertex Pharmaceuticals, Inc.*	1,360	321,423
Estee Lauder Companies, Inc. — Class A	1,185	315,435
Edwards Lifesciences Corp.*	3,260	297,410
Humana, Inc.	692	283,907
Illumina, Inc.*	764	282,680
Boston Scientific Corp.*	7,489	269,230
Regeneron Pharmaceuticals, Inc.*	548	264,744
Moody's Corp.	845	245,253
Kimberly-Clark Corp.	1,780	239,997
HCA Healthcare, Inc.	1,380	226,955
IDEXX Laboratories, Inc.*	446	222,942
Baxter International, Inc.	2,672	214,401
Align Technology, Inc.*	375	200,392
Biogen, Inc.*	814	199,316
Sysco Corp.	2,665	197,903
Constellation Brands, Inc. — Class A	886	194,078
General Mills, Inc.	3,198	188,042
DexCom, Inc.*	502	185,599
Centene Corp.*	3,032	182,011
IQVIA Holdings, Inc.*	1,003	179,707
Alexion Pharmaceuticals, Inc.*	1,145	178,895
Monster Beverage Corp.*	1,933	178,764

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Consumer, Non-cyclical - 20.3% (continued)
Verisk Analytics, Inc. — Class A	850	$176,451
IHS Markit Ltd.	1,949	175,079
Zimmer Biomet Holdings, Inc.	1,084	167,034
Cintas Corp.	460	162,592
ResMed, Inc.	758	161,120
Corteva, Inc.	3,896	150,853
Archer-Daniels-Midland Co.	2,911	146,743
McKesson Corp.	840	146,093
Clorox Co.	660	133,267
Kroger Co.	4,050	128,628
McCormick & Company, Inc.	1,301	124,376
Equifax, Inc.	637	122,839
FleetCor Technologies, Inc.*	436	118,954
Viatris, Inc.*	6,310	118,249
Hershey Co.	772	117,599
Kraft Heinz Co.	3,390	117,497
MarketAxess Holdings, Inc.	199	113,541
Church & Dwight Company, Inc.	1,299	113,312
West Pharmaceutical Services, Inc.	387	109,641
Laboratory Corporation of America Holdings*	509	103,607
Teleflex, Inc.	244	100,423
Tyson Foods, Inc. — Class A	1,538	99,109
Hologic, Inc.*	1,345	97,956
Cooper Companies, Inc.	256	93,010
Conagra Brands, Inc.	2,555	92,644
Catalent, Inc.*	861	89,604
United Rentals, Inc.*	377	87,430
Incyte Corp.*	974	84,719
STERIS plc	446	84,535
Quest Diagnostics, Inc.	705	84,015
Varian Medical Systems, Inc.*	478	83,655
Kellogg Co.	1,330	82,766
Cardinal Health, Inc.	1,535	82,215
ABIOMED, Inc.*	236	76,511
Brown-Forman Corp. — Class B	955	75,856
AmerisourceBergen Corp. — Class A	769	75,177
Gartner, Inc.*	467	74,809
J M Smucker Co.	597	69,013
Hormel Foods Corp.	1,468	68,424
Avery Dennison Corp.	436	67,628
Bio-Rad Laboratories, Inc. — Class A*	113	65,872
Lamb Weston Holdings, Inc.	766	60,315
Dentsply Sirona, Inc.	1,143	59,847
Universal Health Services, Inc. — Class B	406	55,825
Quanta Services, Inc.	726	52,286
Campbell Soup Co.	1,060	51,251
Henry Schein, Inc.*	747	49,944
DaVita, Inc.*	387	45,434
Rollins, Inc.	1,157	45,204
Molson Coors Beverage Co. — Class B	984	44,467
Nielsen Holdings plc	1,867	38,964
Robert Half International, Inc.	597	37,301
Perrigo Company plc	714	31,930
Total Consumer, Non-cyclical		34,644,260
Communications - 15.8%
Amazon.com, Inc.*	2,230	7,262,954
Facebook, Inc. — Class A*	12,573	3,434,440
Alphabet, Inc. — Class A*	1,573	2,756,903
Alphabet, Inc. — Class C*	1,518	2,659,354
Walt Disney Co.*	9,469	1,715,593
Verizon Communications, Inc.	21,643	1,271,526
Comcast Corp. — Class A	23,880	1,251,312
Netflix, Inc.*	2,311	1,249,627
AT&T, Inc.	37,272	1,071,943
Cisco Systems, Inc.	22,102	989,065
Charter Communications, Inc. — Class A*	769	508,732
Booking Holdings, Inc.*	214	476,636
T-Mobile US, Inc.*	3,051	411,427
Twitter, Inc.*	4,160	225,264
eBay, Inc.	3,427	172,207
Motorola Solutions, Inc.	887	150,843
Corning, Inc.	3,996	143,856
Etsy, Inc.*	659	117,243
VeriSign, Inc.*	526	113,826
ViacomCBS, Inc. — Class B	2,956	110,141
CDW Corp.	748	98,579
Expedia Group, Inc.	711	94,136
Arista Networks, Inc.*	285	82,813
Omnicom Group, Inc.	1,124	70,104
NortonLifeLock, Inc.	3,096	64,335
F5 Networks, Inc.*	322	56,652
Fox Corp. — Class A	1,769	51,513
Lumen Technologies, Inc.	5,164	50,349
Interpublic Group of Companies, Inc.	2,040	47,981
DISH Network Corp. — Class A*	1,293	41,816
Discovery, Inc. — Class C*	1,592	41,694
Juniper Networks, Inc.	1,726	38,852
News Corp. — Class A	2,045	36,749
Discovery, Inc. — Class A*,1	839	25,246
Fox Corp. — Class B	809	23,364
News Corp. — Class B	637	11,319
Total Communications		26,928,394
Financial - 14.0%
Berkshire Hathaway, Inc. — Class B*	10,213	2,368,088
JPMorgan Chase & Co.	15,942	2,025,750
Visa, Inc. — Class A	8,868	1,939,698
Mastercard, Inc. — Class A	4,602	1,642,638
Bank of America Corp.	39,818	1,206,884
Citigroup, Inc.	10,889	671,416
Wells Fargo & Co.	21,623	652,582
BlackRock, Inc. — Class A	742	535,383
American Tower Corp. — Class A REIT	2,324	521,645
Morgan Stanley	7,476	512,330
Goldman Sachs Group, Inc.	1,799	474,414
Charles Schwab Corp.	7,801	413,765
American Express Co.	3,412	412,545
Prologis, Inc. REIT	3,866	385,286
Chubb Ltd.	2,361	363,405
Crown Castle International Corp. REIT	2,256	359,133
CME Group, Inc. — Class A	1,877	341,708
Intercontinental Exchange, Inc.	2,936	338,491

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Financial - 14.0% (continued)
Truist Financial Corp.	7,051	$337,955
U.S. Bancorp	7,170	334,050
Equinix, Inc. REIT	466	332,808
PNC Financial Services Group, Inc.	2,216	330,184
Marsh & McLennan Companies, Inc.	2,654	310,518
Progressive Corp.	3,063	302,869
Aon plc — Class A	1,196	252,679
Capital One Financial Corp.	2,392	236,449
Digital Realty Trust, Inc. REIT	1,465	204,382
MetLife, Inc.	4,001	187,847
Travelers Companies, Inc.	1,325	185,990
Public Storage REIT	795	183,589
Bank of New York Mellon Corp.	4,264	180,964
T. Rowe Price Group, Inc.	1,184	179,246
Allstate Corp.	1,607	176,658
American International Group, Inc.	4,506	170,597
SBA Communications Corp. REIT	582	164,200
Prudential Financial, Inc.	2,072	161,761
Aflac, Inc.	3,418	151,998
Simon Property Group, Inc. REIT	1,715	146,255
Discover Financial Services	1,603	145,120
Willis Towers Watson plc	674	141,998
Welltower, Inc. REIT	2,183	141,065
State Street Corp.	1,845	134,279
First Republic Bank	910	133,706
Weyerhaeuser Co. REIT	3,904	130,901
Arthur J Gallagher & Co.	1,006	124,452
Ameriprise Financial, Inc.	618	120,096
AvalonBay Communities, Inc. REIT	730	117,114
Alexandria Real Estate Equities, Inc. REIT	648	115,487
Realty Income Corp. REIT	1,836	114,144
CBRE Group, Inc. — Class A*	1,754	110,011
Equity Residential REIT	1,791	106,171
SVB Financial Group*	271	105,102
Fifth Third Bancorp	3,726	102,726
Northern Trust Corp.	1,088	101,336
Synchrony Financial	2,840	98,576
Ventas, Inc. REIT	1,959	96,069
Hartford Financial Services Group, Inc.	1,874	91,789
M&T Bank Corp.	671	85,418
Healthpeak Properties, Inc. REIT	2,816	85,128
KeyCorp	5,107	83,806
Regions Financial Corp.	5,023	80,971
Essex Property Trust, Inc. REIT	341	80,960
Citizens Financial Group, Inc.	2,234	79,888
Nasdaq, Inc.	601	79,777
Extra Space Storage, Inc. REIT	676	78,321
Duke Realty Corp. REIT	1,945	77,742
Mid-America Apartment Communities, Inc. REIT	599	75,887
Boston Properties, Inc. REIT	742	70,141
Cincinnati Financial Corp.	783	68,411
Huntington Bancshares, Inc.	5,321	67,204
Principal Financial Group, Inc.	1,336	66,279
Raymond James Financial, Inc.	638	61,037
UDR, Inc. REIT	1,540	59,182
Loews Corp.	1,227	55,240
Host Hotels & Resorts, Inc. REIT	3,689	53,970
Cboe Global Markets, Inc.	565	52,613
Everest Re Group Ltd.	209	48,925
W R Berkley Corp.	736	48,885
Globe Life, Inc.	505	47,955
Lincoln National Corp.	950	47,795
Western Union Co.	2,150	47,171
Iron Mountain, Inc. REIT	1,507	44,426
Assurant, Inc.	310	42,228
Comerica, Inc.	728	40,666
Regency Centers Corp. REIT	825	37,612
Zions Bancorp North America	858	37,272
Franklin Resources, Inc.	1,425	35,611
Invesco Ltd.	1,971	34,354
Kimco Realty Corp. REIT	2,262	33,953
Federal Realty Investment Trust REIT	360	30,643
Vornado Realty Trust REIT	820	30,619
People's United Financial, Inc.	2,223	28,743
Unum Group	1,066	24,454
SL Green Realty Corp. REIT	380	22,640
Total Financial		23,972,229
Consumer, Cyclical - 9.4%
Tesla, Inc.*	3,966	2,798,687
Home Depot, Inc.	5,631	1,495,706
Walmart, Inc.	7,251	1,045,232
NIKE, Inc. — Class B	6,563	928,467
Costco Wholesale Corp.	2,308	869,608
McDonald's Corp.	3,897	836,218
Starbucks Corp.	6,138	656,643
Lowe's Companies, Inc.	3,889	624,223
Target Corp.	2,620	462,509
TJX Companies, Inc.	6,280	428,861
General Motors Co.	6,588	274,324
Dollar General Corp.	1,282	269,605
Ross Stores, Inc.	1,862	228,672
Chipotle Mexican Grill, Inc. — Class A*	146	202,460
Aptiv plc	1,412	183,969
Marriott International, Inc. — Class A	1,391	183,501
Ford Motor Co.	20,437	179,641
Cummins, Inc.	774	175,776
O'Reilly Automotive, Inc.*	380	171,977
Yum! Brands, Inc.	1,578	171,308
Hilton Worldwide Holdings, Inc.	1,451	161,438
PACCAR, Inc.	1,812	156,340
Walgreens Boots Alliance, Inc.	3,760	149,949
Fastenal Co.	3,002	146,588
AutoZone, Inc.*	122	144,624
Southwest Airlines Co.	3,088	143,932
VF Corp.	1,673	142,891
Copart, Inc.*	1,087	138,321
Delta Air Lines, Inc.	3,335	134,100
Dollar Tree, Inc.*	1,231	132,997
Best Buy Company, Inc.	1,205	120,247
DR Horton, Inc.	1,734	119,507
Lennar Corp. — Class A	1,439	109,695

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Consumer, Cyclical - 9.4% (continued)
Las Vegas Sands Corp.	1,718	$102,393
WW Grainger, Inc.	236	96,368
Tractor Supply Co.	609	85,613
Ulta Beauty, Inc.*	295	84,712
Carnival Corp.	3,889	84,236
Darden Restaurants, Inc.	681	81,121
CarMax, Inc.*	858	81,047
Domino's Pizza, Inc.	206	78,993
Pool Corp.	210	78,225
NVR, Inc.*	19	77,518
Genuine Parts Co.	754	75,724
Tiffany & Co.	566	74,401
Royal Caribbean Cruises Ltd.	974	72,748
MGM Resorts International	2,144	67,557
United Airlines Holdings, Inc.*	1,531	66,216
Hasbro, Inc.	667	62,391
PulteGroup, Inc.	1,402	60,454
Whirlpool Corp.	327	59,020
Wynn Resorts Ltd.	508	57,318
Advance Auto Parts, Inc.	356	56,073
Live Nation Entertainment, Inc.*	748	54,963
LKQ Corp.*	1,464	51,591
American Airlines Group, Inc.[1]	3,194	50,369
BorgWarner, Inc.	1,279	49,421
L Brands, Inc.	1,222	45,446
Tapestry, Inc.*	1,451	45,097
Mohawk Industries, Inc.*	313	44,117
Norwegian Cruise Line Holdings Ltd.*,1	1,651	41,985
Newell Brands, Inc.	1,976	41,950
PVH Corp.	373	35,021
Alaska Air Group, Inc.	647	33,644
Leggett & Platt, Inc.	693	30,700
Hanesbrands, Inc.	1,822	26,565
Ralph Lauren Corp. — Class A	252	26,142
Gap, Inc.	1,076	21,724
Under Armour, Inc. — Class A*	986	16,930
Under Armour, Inc. — Class C*	1,019	15,163
Total Consumer, Cyclical		16,120,972
Industrial - 8.0%
Honeywell International, Inc.	3,670	780,609
Union Pacific Corp.	3,524	733,767
United Parcel Service, Inc. — Class B	3,741	629,984
Boeing Co.	2,776	594,231
Raytheon Technologies Corp.	7,944	568,076
3M Co.	3,017	527,342
Caterpillar, Inc.	2,842	517,301
General Electric Co.	45,817	494,824
Lockheed Martin Corp.	1,288	457,214
Deere & Co.	1,639	440,973
CSX Corp.	4,000	363,000
FedEx Corp.	1,263	327,900
Norfolk Southern Corp.	1,329	315,784
Illinois Tool Works, Inc.	1,506	307,043
Emerson Electric Co.	3,128	251,397
Eaton Corporation plc	2,085	250,492
Northrop Grumman Corp.	811	247,128
Waste Management, Inc.	2,034	239,870
Roper Technologies, Inc.	548	236,237
L3Harris Technologies, Inc.	1,112	210,190
TE Connectivity Ltd.	1,730	209,451
Amphenol Corp. — Class A	1,565	204,655
Agilent Technologies, Inc.	1,601	189,703
Parker-Hannifin Corp.	674	183,604
Trane Technologies plc	1,256	182,321
General Dynamics Corp.	1,216	180,965
Johnson Controls International plc	3,830	178,440
TransDigm Group, Inc.*	285	176,372
Carrier Global Corp.	4,262	160,763
Ball Corp.	1,711	159,431
Rockwell Automation, Inc.	608	152,492
Stanley Black & Decker, Inc.	838	149,633
AMETEK, Inc.	1,203	145,491
Otis Worldwide Corp.	2,130	143,882
Mettler-Toledo International, Inc.*	124	141,320
Keysight Technologies, Inc.*	969	127,995
Fortive Corp.	1,763	124,856
Republic Services, Inc. — Class A	1,101	106,026
Vulcan Materials Co.	693	102,779
Kansas City Southern	490	100,024
Old Dominion Freight Line, Inc.	503	98,176
Amcor plc	8,203	96,549
Xylem, Inc.	943	95,988
Dover Corp.	754	95,192
Garmin Ltd.	781	93,454
Martin Marietta Materials, Inc.	326	92,574
Ingersoll Rand, Inc.*	1,944	88,569
Expeditors International of Washington, Inc.	885	84,172
PerkinElmer, Inc.	586	84,091
Waters Corp.*	325	80,412
IDEX Corp.	396	78,883
Teledyne Technologies, Inc.*	193	75,652
Masco Corp.	1,369	75,199
Jacobs Engineering Group, Inc.	678	73,875
Westinghouse Air Brake Technologies Corp.	936	68,515
Packaging Corporation of America	496	68,403
CH Robinson Worldwide, Inc.	711	66,742
Fortune Brands Home & Security, Inc.	727	62,318
Westrock Co.	1,374	59,810
J.B. Hunt Transport Services, Inc.	437	59,716
Howmet Aerospace, Inc.*	2,041	58,250
Textron, Inc.	1,197	57,851
Allegion plc	481	55,979
Snap-on, Inc.	284	48,604
Pentair plc	870	46,188
A O Smith Corp.	709	38,867
Sealed Air Corp.	811	37,136
Huntington Ingalls Industries, Inc.	212	36,142
FLIR Systems, Inc.	686	30,067
Flowserve Corp.	681	25,095
Vontier Corp.*	704	23,514
Total Industrial		13,669,548

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Utilities - 2.7%
NextEra Energy, Inc.	10,246	$790,479
Duke Energy Corp.	3,850	352,506
Southern Co.	5,525	339,401
Dominion Energy, Inc.	4,323	325,090
American Electric Power Company, Inc.	2,596	216,169
Exelon Corp.	5,102	215,406
Sempra Energy	1,509	192,262
Xcel Energy, Inc.	2,748	183,209
Eversource Energy	1,793	155,112
Public Service Enterprise Group, Inc.	2,646	154,262
WEC Energy Group, Inc.	1,650	151,850
American Water Works Company, Inc.	948	145,489
Consolidated Edison, Inc.	1,789	129,291
Edison International	1,980	124,384
DTE Energy Co.	1,012	122,867
PPL Corp.	4,021	113,392
Entergy Corp.	1,047	104,532
Ameren Corp.	1,293	100,932
CMS Energy Corp.	1,498	91,393
FirstEnergy Corp.	2,838	86,871
AES Corp.	3,479	81,756
Alliant Energy Corp.	1,306	67,298
Evergy, Inc.	1,187	65,890
Atmos Energy Corp.	658	62,793
CenterPoint Energy, Inc.	2,850	61,674
NRG Energy, Inc.	1,277	47,951
Pinnacle West Capital Corp.	589	47,091
NiSource, Inc.	2,004	45,972
Total Utilities		4,575,322
Energy - 2.2%
Exxon Mobil Corp.	22,115	911,580
Chevron Corp.	10,069	850,327
ConocoPhillips	5,586	223,384
Phillips 66	2,285	159,813
Schlumberger N.V.	7,280	158,922
EOG Resources, Inc.	3,052	152,203
Marathon Petroleum Corp.	3,404	140,790
Kinder Morgan, Inc.	10,183	139,202
Williams Companies, Inc.	6,348	127,277
Valero Energy Corp.	2,134	120,720
Pioneer Natural Resources Co.	861	98,059
ONEOK, Inc.	2,325	89,234
Halliburton Co.	4,623	87,375
Occidental Petroleum Corp.	4,383	75,870
Hess Corp.	1,429	75,437
Baker Hughes Co.	3,587	74,789
Concho Resources, Inc.	1,027	59,926
Diamondback Energy, Inc.	826	39,978
Cabot Oil & Gas Corp. — Class A	2,085	33,944
Devon Energy Corp.	2,001	31,636
Apache Corp.	1,974	28,011
NOV, Inc.	2,031	27,886
Marathon Oil Corp.	4,129	27,540
TechnipFMC plc	2,210	20,774
HollyFrontier Corp.	780	20,163
Total Energy		3,774,840
Basic Materials - 2.1%
Linde plc	2,746	723,598
Air Products and Chemicals, Inc.	1,157	316,116
Sherwin-Williams Co.	428	314,541
Ecolab, Inc.	1,299	281,052
DuPont de Nemours, Inc.[1]	3,838	272,920
Newmont Corp.	4,201	251,598
Dow, Inc.	3,879	215,284
fFreeport-McMoRan, Inc.	7,599	197,726
PPG Industries, Inc.	1,235	178,112
LyondellBasell Industries N.V. — Class A	1,345	123,283
International Paper Co.	2,057	102,274
Nucor Corp.	1,579	83,987
Albemarle Corp.	557	82,169
Celanese Corp. — Class A	611	79,393
FMC Corp.	679	78,037
Eastman Chemical Co.	709	71,099
International Flavors & Fragrances, Inc.[1]	559	60,842
CF Industries Holdings, Inc.	1,119	43,316
Mosaic Co.	1,804	41,510
Total Basic Materials		3,516,857
Total Common Stocks
(Cost $113,467,671)		165,655,029

	Face Amount
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
0.08% due 01/28/21[2]	$509,000	508,980
0.09% due 04/01/21[2,3]	500,000	499,903
Total U.S. Treasury Bills
(Cost $1,008,863)		1,008,883

	Shares
SECURITIES LENDING COLLATERAL†,4 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[5]	346,713	346,713
Total Securities Lending Collateral
(Cost $346,713)		346,713
Total Investments - 97.8%
(Cost $114,823,247)		$167,010,625
Other Assets & Liabilities, net - 2.2%		3,693,686
Total Net Assets - 100.0%		$170,704,311

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	0.69% (1 Month USD LIBOR + 0.55%)	At Maturity	02/18/21	166	$624,899	$4,828
Goldman Sachs International	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	02/18/21	934	3,507,803	3,440
Barclays Bank plc	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	02/17/21	150	561,859	3,098
						$4,694,561	$11,366

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$165,655,029	$—	$—	$165,655,029
U.S. Treasury Bills	—	1,008,883	—	1,008,883
Securities Lending Collateral	346,713	—	—	346,713
Equity Index Swap Agreements**	—	11,366	—	11,366
Total Assets	$166,001,742	$1,020,249	$—	$167,021,991

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Technology - 37.5%
ServiceNow, Inc.*	1,910	$1,051,321
Teradyne, Inc.	8,290	993,888
NVIDIA Corp.	1,790	934,738
Autodesk, Inc.*	2,871	876,631
Adobe, Inc.*	1,630	815,196
Advanced Micro Devices, Inc.*	8,881	814,477
Paycom Software, Inc.*	1,779	804,553
Apple, Inc.	6,020	798,794
Take-Two Interactive Software, Inc.*	3,576	743,057
KLA Corp.	2,745	710,708
salesforce.com, Inc.*	3,147	700,302
Cadence Design Systems, Inc.*	5,080	693,064
QUALCOMM, Inc.	4,440	676,390
Fortinet, Inc.*	4,499	668,236
MSCI, Inc. — Class A	1,479	660,418
Synopsys, Inc.*	2,430	629,953
Lam Research Corp.	1,330	628,119
Microsoft Corp.	2,640	587,189
Qorvo, Inc.*	3,067	509,950
Intuit, Inc.	1,297	492,665
ANSYS, Inc.*	1,316	478,761
Applied Materials, Inc.	5,130	442,719
Xilinx, Inc.	3,020	428,145
Tyler Technologies, Inc.*	908	396,360
Total Technology		16,535,634
Consumer, Non-cyclical - 28.7%
PayPal Holdings, Inc.*	4,829	1,130,952
Align Technology, Inc.*	1,895	1,012,650
DaVita, Inc.*	7,010	822,974
IDEXX Laboratories, Inc.*	1,630	814,788
DexCom, Inc.*	2,100	776,412
West Pharmaceutical Services, Inc.	2,600	736,606
Bio-Rad Laboratories, Inc. — Class A*	1,230	717,016
ABIOMED, Inc.*	2,130	690,546
Catalent, Inc.*	6,580	684,781
Regeneron Pharmaceuticals, Inc.*	1,390	671,523
United Rentals, Inc.*	2,834	657,233
MarketAxess Holdings, Inc.	1,058	603,652
Vertex Pharmaceuticals, Inc.*	2,297	542,873
Thermo Fisher Scientific, Inc.	1,161	540,771
Rollins, Inc.	13,510	527,836
Monster Beverage Corp.*	5,570	515,114
ResMed, Inc.	2,170	461,255
Verisk Analytics, Inc. — Class A	1,950	404,800
S&P Global, Inc.	1,089	357,987
Total Consumer, Non-cyclical		12,669,769
Communications - 14.3%
Etsy, Inc.*	6,540	1,163,531
Amazon.com, Inc.*	300	977,079
Netflix, Inc.*	1,618	874,901
Facebook, Inc. — Class A*	2,463	672,793
eBay, Inc.	11,300	567,825
Charter Communications, Inc. — Class A*	780	516,009
Arista Networks, Inc.*	1,622	471,305
Twitter, Inc.*	8,420	455,943
Alphabet, Inc. — Class A*	183	320,733
Alphabet, Inc. — Class C*	171	299,572
Total Communications		6,319,691
Consumer, Cyclical - 11.0%
Tesla, Inc.*	1,700	1,199,639
Pool Corp.	1,880	700,300
Domino's Pizza, Inc.	1,727	662,235
Tractor Supply Co.	4,660	655,103
Dollar General Corp.	2,752	578,745
Chipotle Mexican Grill, Inc. — Class A*	415	575,485
Copart, Inc.*	3,836	488,131
Total Consumer, Cyclical		4,859,638
Industrial - 3.3%
PerkinElmer, Inc.	3,660	525,210
Old Dominion Freight Line, Inc.	2,469	481,900
Mettler-Toledo International, Inc.*	380	433,078
Total Industrial		1,440,188
Basic Materials - 2.8%
Albemarle Corp.	4,340	640,237
FMC Corp.	4,940	567,754
Total Basic Materials		1,207,991
Financial - 2.0%
SVB Financial Group*	2,290	888,131
Total Common Stocks
(Cost $33,381,606)		43,921,042

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$157,096	157,096
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	65,448	65,448
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	60,600	60,600
Total Repurchase Agreements
(Cost $283,144)		283,144
Total Investments - 100.2%
(Cost $33,664,750)		$44,204,186
Other Assets & Liabilities, net - (0.2)%		(71,350)
Total Net Assets - 100.0%		$44,132,836

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$43,921,042	$—	$—	$43,921,042
Repurchase Agreements	—	283,144	—	283,144
Total Assets	$43,921,042	$283,144	$—	$44,204,186

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 42.8%
Berkshire Hathaway, Inc. — Class B*	1,140	$264,332
Unum Group	10,983	251,950
Lincoln National Corp.	4,222	212,409
Prudential Financial, Inc.	2,533	197,751
MetLife, Inc.	4,185	196,486
Hartford Financial Services Group, Inc.	3,426	167,805
Principal Financial Group, Inc.	3,099	153,741
Invesco Ltd.	8,430	146,935
Citigroup, Inc.	2,256	139,105
Allstate Corp.	1,261	138,622
Everest Re Group Ltd.	573	134,133
Loews Corp.	2,790	125,606
Bank of New York Mellon Corp.	2,903	123,203
People's United Financial, Inc.	9,398	121,516
Citizens Financial Group, Inc.	3,363	120,261
Wells Fargo & Co.	3,977	120,026
Assurant, Inc.	874	119,056
American International Group, Inc.	3,102	117,442
Capital One Financial Corp.	1,185	117,137
Aflac, Inc.	2,625	116,734
Travelers Companies, Inc.	791	111,033
Fifth Third Bancorp	3,938	108,571
Comerica, Inc.	1,896	105,911
Goldman Sachs Group, Inc.	390	102,847
Zions Bancorp North America	2,358	102,431
KeyCorp	5,882	96,524
Regions Financial Corp.	5,871	94,640
Franklin Resources, Inc.	3,720	92,963
Bank of America Corp.	2,968	89,960
State Street Corp.	1,232	89,665
M&T Bank Corp.	697	88,728
SL Green Realty Corp. REIT	1,460	86,987
Morgan Stanley	1,193	81,756
Truist Financial Corp.	1,704	81,673
Cincinnati Financial Corp.	910	79,507
Globe Life, Inc.	800	75,968
Chubb Ltd.	450	69,264
Kimco Realty Corp. REIT	4,380	65,744
Huntington Bancshares, Inc.	5,089	64,274
PNC Financial Services Group, Inc.	400	59,600
Raymond James Financial, Inc.	546	52,236
CBRE Group, Inc. — Class A*	800	50,176
U.S. Bancorp	1,070	49,851
Synchrony Financial	1,310	45,470
JPMorgan Chase & Co.	340	43,204
Total Financial		5,073,233
Consumer, Non-cyclical - 17.5%
CVS Health Corp.	2,719	185,708
Viatris, Inc.*	9,704	181,853
Centene Corp.*	2,950	177,089
Archer-Daniels-Midland Co.	3,323	167,512
Kroger Co.	4,951	157,244
Molson Coors Beverage Co. — Class B	3,252	146,958
Cigna Corp.	680	141,562
Tyson Foods, Inc. — Class A	2,040	131,457
McKesson Corp.	718	124,875
Kraft Heinz Co.	3,208	111,189
Cardinal Health, Inc.	1,970	105,513
Anthem, Inc.	280	89,905
Universal Health Services, Inc. — Class B	560	77,000
Perrigo Company plc	1,660	74,235
Corteva, Inc.	1,623	62,843
J M Smucker Co.	486	56,182
Henry Schein, Inc.*	700	46,802
AmerisourceBergen Corp. — Class A	445	43,503
Total Consumer, Non-cyclical		2,081,430
Consumer, Cyclical - 9.9%
Ford Motor Co.	20,434	179,615
Walgreens Boots Alliance, Inc.	3,899	155,492
General Motors Co.	3,150	131,166
Mohawk Industries, Inc.*	870	122,627
Lennar Corp. — Class A	1,327	101,157
Whirlpool Corp.	409	73,820
LKQ Corp.*	1,860	65,546
BorgWarner, Inc.	1,689	65,263
Hanesbrands, Inc.	4,130	60,216
PVH Corp.	597	56,052
CarMax, Inc.*	520	49,119
Advance Auto Parts, Inc.	280	44,103
Walmart, Inc.	270	38,920
Gap, Inc.	1,729	34,909
Total Consumer, Cyclical		1,178,005
Energy - 9.0%
HollyFrontier Corp.	7,623	197,055
Valero Energy Corp.	3,217	181,986
Phillips 66	2,130	148,972
Exxon Mobil Corp.	3,256	134,212
Marathon Petroleum Corp.	2,007	83,009
TechnipFMC plc	8,398	78,941
Kinder Morgan, Inc.	4,553	62,240
Marathon Oil Corp.	8,610	57,429
Pioneer Natural Resources Co.	370	42,139
Chevron Corp.	491	41,465
EOG Resources, Inc.	710	35,408
Total Energy		1,062,856
Communications - 6.2%
Lumen Technologies, Inc.	20,490	199,778
ViacomCBS, Inc. — Class B	2,680	99,857
AT&T, Inc.	3,037	87,344
DISH Network Corp. — Class A*	2,076	67,138
Juniper Networks, Inc.	2,530	56,950
Fox Corp. — Class A	1,610	46,883
Discovery, Inc. — Class C*	1,700	44,523
Interpublic Group of Companies, Inc.	1,710	40,219
News Corp. — Class A	1,717	30,855
Discovery, Inc. — Class A*,1	880	26,479
Fox Corp. — Class B	740	21,371
News Corp. — Class B	538	9,560
Total Communications		730,957
Technology - 4.8%
Xerox Holdings Corp.	8,470	196,419
Hewlett Packard Enterprise Co.	14,357	170,130

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Technology - 4.8% (continued)
Western Digital Corp.	1,700	$94,163
HP, Inc.	2,922	71,852
DXC Technology Co.	1,698	43,724
Total Technology		576,288
Industrial - 4.4%
Westrock Co.	2,810	122,319
Textron, Inc.	1,519	73,413
Huntington Ingalls Industries, Inc.	400	68,192
Howmet Aerospace, Inc.	2,370	67,640
Raytheon Technologies Corp.	830	59,353
Westinghouse Air Brake Technologies Corp.	740	54,168
General Dynamics Corp.	280	41,670
General Electric Co.	3,540	38,232
Total Industrial		524,987
Utilities - 3.1%
Exelon Corp.	2,254	95,164
Consolidated Edison, Inc.	780	56,371
Evergy, Inc.	870	48,294
Pinnacle West Capital Corp.	550	43,972
FirstEnergy Corp.	1,430	43,772
PPL Corp.	1,460	41,172
Edison International	610	38,320
Total Utilities		367,065
Basic Materials - 1.7%
Nucor Corp.	1,531	81,434
Mosaic Co.	3,435	79,039
International Paper Co.	884	43,953
Total Basic Materials		204,426
Total Common Stocks
(Cost $9,465,345)		11,799,247

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$51,450	51,450
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	21,434	21,434
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	19,847	19,847
Total Repurchase Agreements
(Cost $92,731)		92,731

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	18,592	18,592
Total Securities Lending Collateral
(Cost $18,592)		18,592
Total Investments - 100.4%
(Cost $9,576,668)		$11,910,570
Other Assets & Liabilities, net - (0.4)%		(47,297)
Total Net Assets - 100.0%		$11,863,273

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,799,247	$—	$—	$11,799,247
Repurchase Agreements	—	92,731	—	92,731
Securities Lending Collateral	18,592	—	—	18,592
Total Assets	$11,817,839	$92,731	$—	$11,910,570

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 34.0%
Boston Beer Company, Inc. — Class A*	1,680	$1,670,407
Repligen Corp.*	8,700	1,667,181
Quidel Corp.*	8,820	1,584,513
Paylocity Holding Corp.*	6,750	1,389,893
Medpace Holdings, Inc.*	9,900	1,378,080
Emergent BioSolutions, Inc.*	14,570	1,305,472
Halozyme Therapeutics, Inc.*	25,460	1,087,396
Avanos Medical, Inc.*	23,590	1,082,309
Charles River Laboratories International, Inc.*	4,230	1,056,908
Syneos Health, Inc.*	15,240	1,038,301
Darling Ingredients, Inc.*	17,100	986,328
Amedisys, Inc.*	3,340	979,722
Exelixis, Inc.*	43,910	881,274
Masimo Corp.*	3,189	855,864
HealthEquity, Inc.*	12,140	846,279
CoreLogic, Inc.	10,770	832,737
Helen of Troy Ltd.*	3,400	755,446
ASGN, Inc.*	8,410	702,487
Penumbra, Inc.*,1	3,740	654,500
Bio-Techne Corp.	2,050	650,978
Arrowhead Pharmaceuticals, Inc.*	7,790	597,727
PRA Health Sciences, Inc.*	4,721	592,202
LHC Group, Inc.*	2,720	580,230
FTI Consulting, Inc.*	4,840	540,725
Insperity, Inc.	6,120	498,290
Jazz Pharmaceuticals plc*	2,700	445,635
Chemed Corp.	781	415,969
Total Consumer, Non-cyclical		25,076,853
Industrial - 17.4%
II-VI, Inc.*	21,030	1,597,439
Generac Holdings, Inc.*	6,230	1,416,764
Trex Company, Inc.*	15,630	1,308,544
TopBuild Corp.*	6,980	1,284,878
Axon Enterprise, Inc.*	10,080	1,235,102
Knight-Swift Transportation Holdings, Inc.	21,030	879,475
Trimble, Inc.*	10,690	713,771
Timken Co.	8,540	660,654
Simpson Manufacturing Company, Inc.	6,030	563,503
Mercury Systems, Inc.*	6,350	559,181
Tetra Tech, Inc.	4,230	489,750
Graco, Inc.	6,370	460,870
Cognex Corp.	5,590	448,793
Toro Co.	4,520	428,677
Universal Display Corp.	1,730	397,554
Lincoln Electric Holdings, Inc.	2,900	337,125
Total Industrial		12,782,080
Consumer, Cyclical - 17.2%
RH*	3,460	1,548,419
Scotts Miracle-Gro Co. — Class A	7,710	1,535,370
Wingstop, Inc.	9,880	1,309,594
Lithia Motors, Inc. — Class A	4,140	1,211,654
Ollie's Bargain Outlet Holdings, Inc.*	12,460	1,018,854
Fox Factory Holding Corp.*	9,510	1,005,302
Churchill Downs, Inc.	5,141	1,001,415
Deckers Outdoor Corp.*	3,090	886,150
Williams-Sonoma, Inc.	8,520	867,677
Five Below, Inc.*	4,460	780,411
Tempur Sealy International, Inc.*	17,080	461,160
Mattel, Inc.*	21,460	374,477
Texas Roadhouse, Inc. — Class A	4,530	354,065
Jack in the Box, Inc.	3,340	309,952
Total Consumer, Cyclical		12,664,500
Energy - 10.2%
Enphase Energy, Inc.*	10,710	1,879,284
SolarEdge Technologies, Inc.*	5,770	1,841,322
Sunrun, Inc.*	21,900	1,519,422
First Solar, Inc.*	10,820	1,070,315
Antero Midstream Corp.	105,530	813,636
CNX Resources Corp.*	37,470	404,676
Total Energy		7,528,655
Technology - 9.2%
Monolithic Power Systems, Inc.	4,760	1,743,255
Sailpoint Technologies Holdings, Inc.*	19,490	1,037,647
CMC Materials, Inc.	5,760	871,488
Qualys, Inc.*	6,220	758,031
Fair Isaac Corp.*	1,421	726,188
Lumentum Holdings, Inc.*	6,800	644,640
PTC, Inc.*	5,270	630,345
MKS Instruments, Inc.	2,420	364,089
Total Technology		6,775,683
Financial - 8.0%
Kinsale Capital Group, Inc.	7,260	1,452,944
Brighthouse Financial, Inc.*	39,660	1,435,890
SLM Corp.	87,060	1,078,673
Brown & Brown, Inc.	12,150	576,031
Primerica, Inc.	3,741	501,032
Interactive Brokers Group, Inc. — Class A	7,240	441,061
Eaton Vance Corp.	6,120	415,732
Total Financial		5,901,363
Communications - 3.6%
Grubhub, Inc.*	16,780	1,246,250
Cable One, Inc.	316	703,960
FactSet Research Systems, Inc.	1,280	425,600
New York Times Co. — Class A	5,960	308,549
Total Communications		2,684,359
Total Common Stocks
(Cost $58,051,250)		73,413,493

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$235,795	$235,795
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	98,234	98,234
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	90,958	90,958
Total Repurchase Agreements
(Cost $424,987)		424,987

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	493,399	493,399
Total Securities Lending Collateral
(Cost $493,399)		493,399
Total Investments - 100.9%
(Cost $58,969,636)		$74,331,879
Other Assets & Liabilities, net - (0.9)%		(662,868)
Total Net Assets - 100.0%		$73,669,011

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$73,413,493	$—	$—	$73,413,493
Repurchase Agreements	—	424,987	—	424,987
Securities Lending Collateral	493,399	—	—	493,399
Total Assets	$73,906,892	$424,987	$—	$74,331,879

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 40.1%
Genworth Financial, Inc. — Class A*	361,459	$1,366,315
Reinsurance Group of America, Inc. — Class A	11,082	1,284,404
CNO Financial Group, Inc.	45,935	1,021,135
Jefferies Financial Group, Inc.	40,051	985,255
Old Republic International Corp.	48,147	948,977
Navient Corp.	92,948	912,749
Mercury General Corp.	16,992	887,152
Associated Banc-Corp.	46,234	788,290
First American Financial Corp.	14,790	763,608
FNB Corp.	74,838	710,961
Sterling Bancorp	37,309	670,816
New York Community Bancorp, Inc.	63,120	665,916
Jones Lang LaSalle, Inc.*	4,480	664,698
Wintrust Financial Corp.	10,816	660,750
Alleghany Corp.	1,090	658,022
Kemper Corp.	8,475	651,134
Fulton Financial Corp.	48,350	615,012
Valley National Bancorp	61,288	597,558
Trustmark Corp.	21,280	581,157
Washington Federal, Inc.	22,410	576,833
Hanover Insurance Group, Inc.	4,920	575,246
First Horizon National Corp.	44,296	565,217
MGIC Investment Corp.	44,500	558,475
United Bankshares, Inc.	16,770	543,348
Macerich Co. REIT[1]	50,840	542,463
Bank OZK	17,016	532,090
Pinnacle Financial Partners, Inc.	8,226	529,754
Hancock Whitney Corp.	15,302	520,574
Cathay General Bancorp	15,790	508,280
TCF Financial Corp.	13,121	485,740
International Bancshares Corp.	12,910	483,350
BancorpSouth Bank	17,350	476,084
Prosperity Bancshares, Inc.	6,570	455,695
American Financial Group, Inc.	5,180	453,872
Synovus Financial Corp.	13,490	436,671
Service Properties Trust REIT	36,690	421,568
Alliance Data Systems Corp.	5,568	412,589
Webster Financial Corp.	8,660	365,019
Pebblebrook Hotel Trust REIT	18,296	343,965
East West Bancorp, Inc.	6,350	322,009
Selective Insurance Group, Inc.	4,710	315,476
UMB Financial Corp.	4,500	310,455
Texas Capital Bancshares, Inc.*	5,142	305,949
Sabra Health Care REIT, Inc.	17,610	305,885
Janus Henderson Group plc	8,890	289,014
Cousins Properties, Inc. REIT	8,590	287,765
CIT Group, Inc.	7,770	278,943
Total Financial		27,636,238
Consumer, Cyclical - 19.7%
World Fuel Services Corp.	47,367	1,475,956
Taylor Morrison Home Corp. — Class A*	46,111	1,182,747
Kohl's Corp.	28,184	1,146,807
AutoNation, Inc.*	15,850	1,106,171
Dana, Inc.	51,337	1,002,098
TRI Pointe Group, Inc.*	55,182	951,890
Univar Solutions, Inc.*	48,642	924,684
Foot Locker, Inc.	20,554	831,204
KB Home	22,830	765,262
Dick's Sporting Goods, Inc.	12,245	688,291
Lear Corp.	3,719	591,433
BJ's Wholesale Club Holdings, Inc.*	15,342	571,950
Thor Industries, Inc.	5,361	498,519
Goodyear Tire & Rubber Co.	42,927	468,334
Adient plc*	11,437	397,664
KAR Auction Services, Inc.	18,305	340,656
Urban Outfitters, Inc.*	12,721	325,658
HNI Corp.	7,490	258,105
Total Consumer, Cyclical		13,527,429
Industrial - 15.9%
Avnet, Inc.	44,059	1,546,911
Arrow Electronics, Inc.*	11,652	1,133,740
SYNNEX Corp.	12,134	988,193
Ryder System, Inc.	14,005	864,949
Jabil, Inc.	17,750	754,907
O-I Glass, Inc.	53,510	636,769
Greif, Inc. — Class A	13,142	616,097
EMCOR Group, Inc.	6,050	553,333
MasTec, Inc.*	7,740	527,713
MDU Resources Group, Inc.	18,430	485,446
Dycom Industries, Inc.*	5,852	441,943
Oshkosh Corp.	4,880	420,022
AECOM*	8,222	409,291
KBR, Inc.	10,730	331,879
Trinity Industries, Inc.	12,392	327,025
Kirby Corp.*	6,160	319,273
Colfax Corp.*	7,890	301,714
GATX Corp.	3,100	257,858
Total Industrial		10,917,063
Consumer, Non-cyclical - 10.4%
Graham Holdings Co. — Class B	2,368	1,263,044
Pilgrim's Pride Corp.*	45,290	888,137
ManpowerGroup, Inc.	9,750	879,255
Sprouts Farmers Market, Inc.*	41,814	840,461
TreeHouse Foods, Inc.*	17,648	749,864
Adtalem Global Education, Inc.*	17,128	581,495
Tenet Healthcare Corp.*	12,571	501,960
Edgewell Personal Care Co.	13,310	460,260
Ingredion, Inc.	4,860	382,336
Prestige Consumer Healthcare, Inc.*	8,630	300,928
Strategic Education, Inc.	2,960	282,177
Total Consumer, Non-cyclical		7,129,917
Basic Materials - 6.0%
Domtar Corp.	42,696	1,351,328
Commercial Metals Co.	55,989	1,150,014
Reliance Steel & Aluminum Co.	4,210	504,148
Steel Dynamics, Inc.	11,270	415,525
United States Steel Corp.	21,939	367,917
Minerals Technologies, Inc.	5,484	340,666
Total Basic Materials		4,129,598
Communications - 3.0%
Telephone & Data Systems, Inc.	82,226	1,526,937
ViaSat, Inc.*	17,550	573,007
Total Communications		2,099,944

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 1.7%
NCR Corp.*	16,680	$626,668
NetScout Systems, Inc.*	20,096	551,032
Total Technology		1,177,700
Utilities - 1.5%
Southwest Gas Holdings, Inc.	6,890	418,568
UGI Corp.	9,000	314,640
ALLETE, Inc.	4,560	282,446
Total Utilities		1,015,654
Energy - 1.2%
Murphy USA, Inc.	6,220	814,012
Total Common Stocks
(Cost $63,687,498)		68,447,555

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$274,951	274,951
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	114,547	114,547
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	106,062	106,062
Total Repurchase Agreements
(Cost $495,560)		495,560

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	502,064	502,064
Total Securities Lending Collateral
(Cost $502,064)		502,064
Total Investments - 100.9%
(Cost $64,685,122)		$69,445,179
Other Assets & Liabilities, net - (0.9)%		(621,456)
Total Net Assets - 100.0%		$68,823,723

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$68,447,555	$—	$—	$68,447,555
Repurchase Agreements	—	495,560	—	495,560
Securities Lending Collateral	502,064	—	—	502,064
Total Assets	$68,949,619	$495,560	$—	$69,445,179

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 27.9%
Alarm.com Holdings, Inc.*	10,857	$1,123,157
Fulgent Genetics, Inc.*,1	20,470	1,066,487
Medifast, Inc.	4,761	934,775
Corcept Therapeutics, Inc.*	35,511	928,968
Coherus Biosciences, Inc.*	49,410	858,746
R1 RCM, Inc.*	34,630	831,812
Pennant Group, Inc.*	13,601	789,674
NeoGenomics, Inc.*	12,899	694,482
Green Dot Corp. — Class A*	12,340	688,572
Meridian Bioscience, Inc.*	36,390	680,129
Community Health Systems, Inc.*	89,970	668,477
Zynex, Inc.*,1	47,270	636,254
Innoviva, Inc.*	47,251	585,440
Merit Medical Systems, Inc.*	10,140	562,871
National Beverage Corp.[1]	6,500	551,850
Pacira BioSciences, Inc.*	8,940	534,970
Supernus Pharmaceuticals, Inc.*	20,630	519,051
B&G Foods, Inc.[1]	18,600	515,778
Ensign Group, Inc.	6,940	506,065
Rent-A-Center, Inc.	12,884	493,328
Xencor, Inc.*	11,180	487,783
BioTelemetry, Inc.*	6,540	471,403
Arlo Technologies, Inc.*	58,810	458,130
Providence Service Corp.*	3,200	443,616
REGENXBIO, Inc.*	9,374	425,205
Addus HomeCare Corp.*	2,734	320,124
Cytokinetics, Inc.*	14,770	306,920
Omnicell, Inc.*	2,290	274,846
EVERTEC, Inc.	6,377	250,744
WD-40 Co.	870	231,142
HMS Holdings Corp.*	6,060	222,705
Luminex Corp.	9,480	219,178
Forrester Research, Inc.*	4,700	196,930
Tactile Systems Technology, Inc.*	4,230	190,096
LeMaitre Vascular, Inc.	4,548	184,194
Heska Corp.*	1,150	167,497
Total Consumer, Non-cyclical		19,021,399
Financial - 17.3%
Mr Cooper Group, Inc.*	45,310	1,405,969
Innovative Industrial Properties, Inc. REIT	6,106	1,118,192
Trupanion, Inc.*	8,990	1,076,193
St. Joe Co.	23,796	1,010,140
Safehold, Inc. REIT	11,693	847,625
StoneX Group, Inc.*	13,380	774,702
Palomar Holdings, Inc.*	7,920	703,613
Brightsphere Investment Group, Inc.	34,780	670,559
Virtus Investment Partners, Inc.	2,525	547,925
Axos Financial, Inc.*	13,250	497,273
eHealth, Inc.*	5,841	412,433
Walker & Dunlop, Inc.	4,419	406,636
Triumph Bancorp, Inc.*	7,850	381,118
HCI Group, Inc.	7,220	377,606
Essential Properties Realty Trust, Inc. REIT	17,429	369,495
PRA Group, Inc.*	8,670	343,852
ServisFirst Bancshares, Inc.	8,021	323,166
NMI Holdings, Inc. — Class A*	13,454	304,733
Community Healthcare Trust, Inc. REIT	5,184	244,218
Total Financial		11,815,448
Consumer, Cyclical - 16.8%
MarineMax, Inc.*	30,210	1,058,256
Vista Outdoor, Inc.*	41,260	980,337
Big Lots, Inc.	21,560	925,571
iRobot Corp.*,1	11,420	916,912
Century Communities, Inc.*	18,190	796,358
Hibbett Sports, Inc.*	15,580	719,484
LGI Homes, Inc.*	6,758	715,334
Sleep Number Corp.*	8,662	709,071
Lumber Liquidators Holdings, Inc.*	22,140	680,584
Installed Building Products, Inc.*	6,400	652,352
YETI Holdings, Inc.*	9,259	633,964
Crocs, Inc.*	9,867	618,266
Meritage Homes Corp.*	6,240	516,797
PetMed Express, Inc.	9,910	317,715
Dine Brands Global, Inc.	5,100	295,800
LCI Industries	2,102	272,588
Tupperware Brands Corp.*	7,160	231,913
Dorman Products, Inc.*	2,560	222,259
Shake Shack, Inc. — Class A*	2,421	205,252
Total Consumer, Cyclical		11,468,813
Technology - 14.8%
Glu Mobile, Inc.*	102,982	927,868
Simulations Plus, Inc.	12,050	866,636
SPS Commerce, Inc.*	6,957	755,461
MicroStrategy, Inc. — Class A*,1	1,820	707,161
Brooks Automation, Inc.	10,022	679,993
FormFactor, Inc.*	12,530	539,040
LivePerson, Inc.*	7,910	492,239
TTEC Holdings, Inc.	6,317	460,699
Ebix, Inc.	11,820	448,806
Power Integrations, Inc.	5,184	424,362
8x8, Inc.*	11,205	386,236
CEVA, Inc.*	8,310	378,105
Onto Innovation, Inc.*	7,760	368,988
Diodes, Inc.*	5,084	358,422
Ultra Clean Holdings, Inc.*	10,559	328,913
Virtusa Corp.*	6,348	324,573
Allscripts Healthcare Solutions, Inc.*	20,780	300,063
Cohu, Inc.	7,770	296,659
Agilysys, Inc.*	7,602	291,765
ExlService Holdings, Inc.*	3,380	287,739
Tabula Rasa HealthCare, Inc.*,1	5,860	251,042
OneSpan, Inc.*	9,210	190,463
Total Technology		10,065,233
Industrial - 11.8%
Chart Industries, Inc.*	6,320	744,433
Vicor Corp.*	7,261	669,609
Advanced Energy Industries, Inc.*	6,739	653,481
Saia, Inc.*	3,482	629,546
Patrick Industries, Inc.	7,544	515,632
Comfort Systems USA, Inc.	9,440	497,110

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 11.8% (continued)
AeroVironment, Inc.*	5,640	$490,116
Proto Labs, Inc.*	2,980	457,132
PGT Innovations, Inc.*	22,030	448,090
AAON, Inc.	6,176	411,507
Matson, Inc.	6,160	350,935
Exponent, Inc.	3,447	310,334
Alamo Group, Inc.	2,226	307,077
Marten Transport Ltd.	17,750	305,833
Forward Air Corp.	3,797	291,761
Gibraltar Industries, Inc.*	3,870	278,408
Federal Signal Corp.	7,635	253,253
Badger Meter, Inc.	2,550	239,853
Franklin Electric Company, Inc.	3,159	218,634
Total Industrial		8,072,744
Communications - 5.8%
Stamps.com, Inc.*	4,170	818,112
TechTarget, Inc.*	13,098	774,223
Shutterstock, Inc.	7,057	505,987
QuinStreet, Inc.*	18,785	402,750
Vonage Holdings Corp.*	30,120	387,795
Cincinnati Bell, Inc.*	24,890	380,319
Perficient, Inc.*	5,746	273,797
Viavi Solutions, Inc.*	14,463	216,584
NIC, Inc.	6,747	174,275
Total Communications		3,933,842
Energy - 3.0%
Renewable Energy Group, Inc.*	17,410	1,232,976
Bonanza Creek Energy, Inc.*	31,300	605,029
DMC Global, Inc.	5,140	222,305
Total Energy		2,060,310
Basic Materials - 2.0%
Quaker Chemical Corp.	2,100	532,119
Livent Corp.*	23,870	449,711
Cleveland-Cliffs, Inc.	25,270	367,931
Total Basic Materials		1,349,761
Total Common Stocks
(Cost $64,072,206)		67,787,550

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$76,115	76,115
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	31,710	31,710
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	29,361	29,361
Total Repurchase Agreements
(Cost $137,186)		137,186

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	1,761,400	1,761,400
Total Securities Lending Collateral
(Cost $1,761,400)		1,761,400
Total Investments - 102.2%
(Cost $65,970,792)		$69,686,136
Other Assets & Liabilities, net - (2.2)%		(1,516,152)
Total Net Assets - 100.0%		$68,169,984

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.
REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$67,787,550	$—	$—	$67,787,550
Repurchase Agreements	—	137,186	—	137,186
Securities Lending Collateral	1,761,400	—	—	1,761,400
Total Assets	$69,548,950	$137,186	$—	$69,686,136

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.3%
Financial - 25.5%
CoreCivic, Inc. REIT	16,334	$106,988
Universal Insurance Holdings, Inc.	6,180	93,380
Stewart Information Services Corp.	1,745	84,388
EZCORP, Inc. — Class A*	17,542	84,026
Realogy Holdings Corp.*	6,378	83,679
GEO Group, Inc. REIT[1]	9,140	80,980
American Equity Investment Life Holding Co.	2,786	77,061
United Insurance Holdings Corp.	12,772	73,056
Encore Capital Group, Inc.*	1,875	73,031
Employers Holdings, Inc.	2,060	66,311
Third Point Reinsurance Ltd.*	6,525	62,118
United Fire Group, Inc.	2,449	61,470
Hanmi Financial Corp.	5,070	57,494
Boston Private Financial Holdings, Inc.	6,770	57,206
Customers Bancorp, Inc.*	3,433	56,266
Enova International, Inc.*	2,250	55,733
First Midwest Bancorp, Inc.	3,270	52,058
Office Properties Income Trust REIT	2,290	52,029
Simmons First National Corp. — Class A	2,392	51,643
Hope Bancorp, Inc.	4,731	51,615
First Financial Bancorp	2,870	50,311
Assured Guaranty Ltd.	1,567	49,345
Central Pacific Financial Corp.	2,570	48,856
Provident Financial Services, Inc.	2,720	48,851
Horace Mann Educators Corp.	1,091	45,866
RPT Realty REIT	5,230	45,239
Diversified Healthcare Trust REIT	10,800	44,496
Dime Community Bancshares, Inc.	2,810	44,314
First BanCorp	4,730	43,611
Ready Capital Corp. REIT	3,497	43,538
Northfield Bancorp, Inc.	3,530	43,525
PennyMac Mortgage Investment Trust REIT	2,360	41,512
First Commonwealth Financial Corp.	3,600	39,384
Banner Corp.	830	38,670
OFG Bancorp	2,080	38,563
Renasant Corp.	1,139	38,362
Franklin Street Properties Corp. REIT	8,590	37,538
Ameris Bancorp	980	37,309
S&T Bancorp, Inc.	1,440	35,770
Allegiance Bancshares, Inc.	1,040	35,495
Old National Bancorp	2,050	33,948
Veritex Holdings, Inc.	1,270	32,588
BankUnited, Inc.	930	32,345
Waddell & Reed Financial, Inc. — Class A	1,250	31,838
Safety Insurance Group, Inc.	390	30,381
HomeStreet, Inc.	880	29,700
Eagle Bancorp, Inc.	700	28,910
Apollo Commercial Real Estate Finance, Inc. REIT	2,470	27,590
Whitestone REIT — Class B	3,360	26,779
Independent Bank Group, Inc.	420	26,258
Acadia Realty Trust REIT	1,810	25,684
First Bancorp	730	24,696
DiamondRock Hospitality Co. REIT*	2,810	23,183
Total Financial		2,604,987
Consumer, Cyclical - 21.1%
Veritiv Corp.*	6,124	127,318
G-III Apparel Group Ltd.*	5,011	118,961
Conn's, Inc.*	9,188	107,408
M/I Homes, Inc.*	2,170	96,109
Daktronics, Inc.	20,518	96,024
Cato Corp. — Class A	9,699	93,013
Group 1 Automotive, Inc.	706	92,585
ODP Corp.	3,112	91,182
Vera Bradley, Inc.*	10,194	81,144
ScanSource, Inc.*	2,844	75,025
Foundation Building Materials, Inc.*	3,760	72,230
Resideo Technologies, Inc.*	3,234	68,755
Asbury Automotive Group, Inc.*	470	68,498
GMS, Inc.*	2,190	66,751
PC Connection, Inc.*	1,320	62,423
Core-Mark Holding Company, Inc.	2,078	61,031
Unifi, Inc.*	3,341	59,269
Bed Bath & Beyond, Inc.[1]	3,332	59,176
Genesco, Inc.*	1,899	57,141
Signet Jewelers Ltd.	2,048	55,849
Abercrombie & Fitch Co. — Class A	2,638	53,710
Barnes & Noble Education, Inc.*	10,728	49,885
Shoe Carnival, Inc.	1,229	48,152
SkyWest, Inc.	1,190	47,969
Sonic Automotive, Inc. — Class A	1,226	47,287
Sally Beauty Holdings, Inc.*	3,500	45,640
Michaels Companies, Inc.*	3,379	43,961
Interface, Inc. — Class A	4,160	43,680
Cooper Tire & Rubber Co.	956	38,718
Chico's FAS, Inc.	21,662	34,442
Motorcar Parts of America, Inc.*	1,610	31,588
Ethan Allen Interiors, Inc.	1,546	31,245
Marcus Corp.	2,310	31,139
Total Consumer, Cyclical		2,157,308
Industrial - 18.5%
Greenbrier Companies, Inc.	3,439	125,111
Bel Fuse, Inc. — Class B	7,100	106,713
Benchmark Electronics, Inc.	3,930	106,149
Olympic Steel, Inc.	7,174	95,630
Sanmina Corp.*	2,915	92,959
Granite Construction, Inc.	3,325	88,811
Powell Industries, Inc.	2,910	85,816
ArcBest Corp.	1,999	85,297
US Concrete, Inc.*	2,131	85,176
Griffon Corp.	4,110	83,762
Boise Cascade Co.	1,605	76,719
TTM Technologies, Inc.*	5,490	75,735

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrial - 18.5% (continued)
Atlas Air Worldwide Holdings, Inc.*	1,372	$74,829
DXP Enterprises, Inc.*	3,355	74,581
Apogee Enterprises, Inc.	2,310	73,181
AAR Corp.	1,990	72,078
Comtech Telecommunications Corp.	3,350	69,312
SEACOR Holdings, Inc.*	1,530	63,418
Haynes International, Inc.	2,600	61,984
Hub Group, Inc. — Class A*	923	52,611
Aegion Corp. — Class A*	2,741	52,051
Encore Wire Corp.	660	39,976
Trinseo S.A.	680	34,823
Matthews International Corp. — Class A	1,130	33,222
Bristow Group, Inc.*	1,234	32,479
TimkenSteel Corp.*	6,326	29,542
Tredegar Corp.	1,050	17,535
Total Industrial		1,889,500
Consumer, Non-cyclical - 12.6%
Aaron's Company, Inc.*	7,430	140,873
Andersons, Inc.	5,091	124,780
Seneca Foods Corp. — Class A*	2,968	118,423
Fresh Del Monte Produce, Inc.	4,815	115,897
SpartanNash Co.	6,548	114,001
Kelly Services, Inc. — Class A	4,611	94,848
Magellan Health, Inc.*	1,139	94,355
Lannett Company, Inc.*	13,027	84,936
Invacare Corp.	9,123	81,651
Universal Corp.	1,668	81,082
Resources Connection, Inc.	5,000	62,850
ABM Industries, Inc.	1,517	57,403
Cross Country Healthcare, Inc.*	5,530	49,051
TrueBlue, Inc.*	1,967	36,763
Deluxe Corp.	1,200	35,040
Total Consumer, Non-cyclical		1,291,953
Energy - 10.7%
CONSOL Energy, Inc.*	18,280	131,799
QEP Resources, Inc.	49,370	117,994
SunCoke Energy, Inc.	23,120	100,572
Matrix Service Co.*	9,115	100,448
ProPetro Holding Corp.*	11,998	88,665
Helix Energy Solutions Group, Inc.*	19,870	83,454
Green Plains, Inc.*	6,148	80,969
Talos Energy, Inc.*	6,800	56,032
US Silica Holdings, Inc.	5,799	40,709
SM Energy Co.	6,164	37,724
Oil States International, Inc.*	6,785	34,061
NOW, Inc.*	4,718	33,875
Exterran Corp.*	7,634	33,742
Callon Petroleum Co.*,1	2,480	32,637
PBF Energy, Inc. — Class A	4,349	30,878
Warrior Met Coal, Inc.	1,446	30,828
Nabors Industries Ltd.	506	29,464
Penn Virginia Corp.*	2,790	28,319
Total Energy		1,092,170
Basic Materials - 5.6%
Clearwater Paper Corp.*	2,806	105,926
Koppers Holdings, Inc.*	2,730	85,067
AdvanSix, Inc.*	4,178	83,518
Mercer International, Inc.	7,800	79,950
Rayonier Advanced Materials, Inc.*	11,491	74,921
Carpenter Technology Corp.	2,450	71,344
Allegheny Technologies, Inc.*	2,420	40,584
Glatfelter Corp.	1,570	25,717
Total Basic Materials		567,027
Communications - 4.2%
Consolidated Communications Holdings, Inc.*	19,859	97,110
Scholastic Corp.	3,372	84,300
EW Scripps Co. — Class A	4,540	69,417
Spok Holdings, Inc.	4,664	51,910
AMC Networks, Inc. — Class A*,1	1,030	36,843
NETGEAR, Inc.*	814	33,073
Gannett Company, Inc.*	8,667	29,121
ePlus, Inc.*	300	26,385
Total Communications		428,159
Technology - 1.1%
Insight Enterprises, Inc.*	1,010	76,851
MTS Systems Corp.	560	32,569
Megalith Financial Acquisition Corp. — Class A*	428	6,146
Total Technology		115,566
Total Common Stocks
(Cost $8,691,427)		10,146,670

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.7%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$96,724	96,724
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	40,296	40,296
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	37,311	37,311
Total Repurchase Agreements
(Cost $174,331)		174,331

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	358,833	358,833
Total Securities Lending Collateral
(Cost $358,833)		358,833
Total Investments - 104.5%
(Cost $9,224,591)		$10,679,834
Other Assets & Liabilities, net - (4.5)%		(461,598)
Total Net Assets - 100.0%		$10,218,236

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,146,670	$—	$—	$10,146,670
Repurchase Agreements	—	174,331	—	174,331
Securities Lending Collateral	358,833	—	—	358,833
Total Assets	$10,505,503	$174,331	$—	$10,679,834

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 46.7%
Guggenheim Strategy Fund II1	27,327	$682,087
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	58,216	580,996
Total Mutual Funds
(Cost $1,255,062)		1,263,083

	Face Amount
FEDERAL AGENCY NOTES†† - 43.7%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$500,000	501,705
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	180,000	180,635
Fannie Mae
0.31% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	500,000	501,147
Total Federal Agency Notes
(Cost $1,180,000)		1,183,487

U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
0.08% due 01/28/21[3,4]	111,000	110,996
Total U.S. Treasury Bills
(Cost $110,994)		110,996

REPURCHASE AGREEMENTS††,5 - 5.4%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[6]	80,563	80,563
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[6]	33,563	33,563
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[6]	31,077	31,077
Total Repurchase Agreements
(Cost $145,203)		145,203
Total Investments - 99.9%
(Cost $2,691,259)		$2,702,769
Other Assets & Liabilities, net - 0.1%		3,512
Total Net Assets - 100.0%		$2,706,281

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	53	Mar 2021	$4,764,435	$(24,531)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	03/17/21	7,749	$696,767	$(1,580)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2020.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,263,083	$—	$—	$1,263,083
Federal Agency Notes	—	1,183,487	—	1,183,487
U.S. Treasury Bills	—	110,996	—	110,996
Repurchase Agreements	—	145,203	—	145,203
Total Assets	$1,263,083	$1,439,686	$—	$2,702,769

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$24,531	$—	$—	$24,531
Currency Index Swap Agreements**	—	1,580	—	1,580
Total Liabilities	$24,531	$1,580	$—	$26,111

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,251,036	$–	$(610,000)	$(2,689)	$43,740	$682,087	27,327	$12,529
Guggenheim Ultra Short Duration Fund — Institutional Class	1,267,630	–	(710,000)	(6,569)	29,935	580,996	58,216	8,686
	$2,518,666	$–	$(1,320,000)	$(9,258)	$73,675	$1,263,083		$21,215

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.7%
Software - 32.9%
Microsoft Corp.	11,790	$2,622,332
Adobe, Inc.*	1,979	989,737
salesforce.com, Inc.*	4,087	909,480
Oracle Corp.	13,579	878,426
ServiceNow, Inc.*	1,171	644,554
Intuit, Inc.	1,659	630,171
Fidelity National Information Services, Inc.	4,251	601,346
Zoom Video Communications, Inc. — Class A*	1,734	584,913
Fiserv, Inc.*	4,968	565,656
Activision Blizzard, Inc.	5,744	533,330
Autodesk, Inc.*	1,688	515,414
Workday, Inc. — Class A*	1,952	467,719
VMware, Inc. — Class A*,1	3,325	466,364
Twilio, Inc. — Class A*	1,236	418,386
Electronic Arts, Inc.	2,809	403,372
Synopsys, Inc.*	1,537	398,452
NetEase, Inc. ADR	4,146	397,062
Cadence Design Systems, Inc.*	2,896	395,101
Sea Ltd. ADR*	1,972	392,527
DocuSign, Inc.*	1,749	388,803
ANSYS, Inc.*	1,005	365,619
Paychex, Inc.	3,912	364,520
Atlassian Corporation plc — Class A*	1,540	360,160
Bilibili, Inc. ADR*	4,020	344,594
RingCentral, Inc. — Class A*	906	343,347
Splunk, Inc.*	1,963	333,494
Datadog, Inc. — Class A*	3,290	323,868
Slack Technologies, Inc. — Class A*	7,507	317,096
Take-Two Interactive Software, Inc.*	1,479	307,321
Cloudflare, Inc. — Class A*	3,830	291,042
Coupa Software, Inc.*	849	287,735
HubSpot, Inc.*	690	273,544
Broadridge Financial Solutions, Inc.	1,770	271,164
Ceridian HCM Holding, Inc.*	2,500	266,400
Akamai Technologies, Inc.*	2,509	263,420
Citrix Systems, Inc.	1,968	256,037
Tyler Technologies, Inc.*	580	253,182
MongoDB, Inc.*	697	250,251
Fair Isaac Corp.*	460	235,078
Nuance Communications, Inc.*	5,130	226,182
Jack Henry & Associates, Inc.	1,370	221,926
Fastly, Inc. — Class A*	2,020	176,487
Dropbox, Inc. — Class A*	7,801	173,104
Alteryx, Inc. — Class A*	1,407	171,359
Total Software		19,880,075
Semiconductors - 20.1%
NVIDIA Corp.	2,206	1,151,973
Intel Corp.	18,512	922,268
QUALCOMM, Inc.	5,738	874,127
Broadcom, Inc.	1,946	852,056
Texas Instruments, Inc.	4,879	800,790
Advanced Micro Devices, Inc.*	7,053	646,831
Micron Technology, Inc.*	8,049	605,124
Applied Materials, Inc.	6,614	570,788
Lam Research Corp.	1,125	531,304
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,573	498,640
Analog Devices, Inc.	3,259	481,452
KLA Corp.	1,580	409,078
NXP Semiconductor N.V.	2,550	405,475
Microchip Technology, Inc.	2,821	389,608
ASML Holding N.V. — Class G	767	374,081
Xilinx, Inc.	2,553	361,939
Marvell Technology Group Ltd.	7,368	350,275
Skyworks Solutions, Inc.	2,205	337,100
Maxim Integrated Products, Inc.	3,603	319,406
Qorvo, Inc.*	1,743	289,809
Teradyne, Inc.	2,359	282,821
Monolithic Power Systems, Inc.	717	262,587
ON Semiconductor Corp.*	7,128	233,299
Inphi Corp.*	1,130	181,331
Total Semiconductors		12,132,162
Internet - 16.6%
Alphabet, Inc. — Class A*	1,292	2,264,411
Facebook, Inc. — Class A*	6,613	1,806,407
Snap, Inc. — Class A*	10,213	511,365
Baidu, Inc. ADR*	2,317	501,028
Shopify, Inc. — Class A*	401	453,912
Match Group, Inc.*	2,690	406,701
Twitter, Inc.*	7,243	392,209
Pinterest, Inc. — Class A*	5,834	384,461
Palo Alto Networks, Inc.*	1,046	371,738
Okta, Inc.*	1,316	334,606
Wix.com Ltd.*	1,240	309,950
VeriSign, Inc.*	1,426	308,586
Zillow Group, Inc. — Class C*	2,319	301,006
CDW Corp.	2,075	273,464
IAC*	1,403	265,658
Zendesk, Inc.*	1,823	260,908
GoDaddy, Inc. — Class A*	2,780	230,601
NortonLifeLock, Inc.	10,555	219,333
F5 Networks, Inc.*	1,174	206,554
Anaplan, Inc.*	2,860	205,491
Total Internet		10,008,389
Computers - 13.4%
Apple, Inc.	22,766	3,020,821
International Business Machines Corp.	5,443	685,165
Accenture plc — Class A	1,947	508,576
Dell Technologies, Inc. — Class C*	6,312	462,606
Crowdstrike Holdings, Inc. — Class A*	2,116	448,211
Cognizant Technology Solutions Corp. — Class A	5,174	424,009
Check Point Software Technologies Ltd.*	2,826	375,604
HP, Inc.	15,167	372,957
Infosys Ltd. ADR	20,420	346,119
Zscaler, Inc.*	1,681	335,712
Fortinet, Inc.*	2,152	319,637
Western Digital Corp.	4,768	264,099
Seagate Technology plc	3,938	244,786

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Computers - 13.4% (continued)
NetApp, Inc.	3,673	$243,299
Total Computers		8,051,601
Commercial Services - 5.3%
PayPal Holdings, Inc.*	4,360	1,021,112
Square, Inc. — Class A*	2,696	586,757
Automatic Data Processing, Inc.	3,136	552,563
Global Payments, Inc.	2,538	546,736
FleetCor Technologies, Inc.*	1,077	293,838
Booz Allen Hamilton Holding Corp.	2,520	219,694
Total Commercial Services		3,220,700
Diversified Financial Services - 4.6%
Visa, Inc. — Class A	6,891	1,507,268
Mastercard, Inc. — Class A	3,531	1,260,355
Total Diversified Financial Services		2,767,623
Telecommunications - 3.1%
Cisco Systems, Inc.	19,627	878,308
Motorola Solutions, Inc.	2,029	345,052
Arista Networks, Inc.*	1,022	296,963
Ciena Corp.*	3,530	186,560
Juniper Networks, Inc.	7,783	175,195
Total Telecommunications		1,882,078
Energy-Alternate Sources - 1.4%
SolarEdge Technologies, Inc.*	1,132	361,244
Enphase Energy, Inc.*	1,596	280,050
First Solar, Inc.*	2,141	211,788
Total Energy-Alternate Sources		853,082
Electronics - 1.2%
Amphenol Corp. — Class A	3,068	401,202
TE Connectivity Ltd.	2,830	342,628
Total Electronics		743,830
Advertising - 0.6%
Trade Desk, Inc. — Class A*	439	351,639
Office & Business Equipment - 0.5%
Zebra Technologies Corp. — Class A*	769	295,550
Total Common Stocks
(Cost $26,450,491)		60,186,729

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$103,562	103,562
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	43,145	43,145
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	39,949	39,949
Total Repurchase Agreements
(Cost $186,656)		186,656

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	353,000	353,000
Total Securities Lending Collateral
(Cost $353,000)		353,000
Total Investments - 100.6%
(Cost $26,990,147)		$60,726,385
Other Assets & Liabilities, net - (0.6)%		(344,251)
Total Net Assets - 100.0%		$60,382,134

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$60,186,729	$—	$—	$60,186,729
Repurchase Agreements	—	186,656	—	186,656
Securities Lending Collateral	353,000	—	—	353,000
Total Assets	$60,539,729	$186,656	$—	$60,726,385

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.2%
Telecommunications - 73.5%
Verizon Communications, Inc.	4,073	$239,289
AT&T, Inc.	7,456	214,435
Cisco Systems, Inc.	4,651	208,132
T-Mobile US, Inc.*	1,498	202,005
Motorola Solutions, Inc.	485	82,479
Arista Networks, Inc.*	242	70,318
Ubiquiti, Inc.	231	64,336
Lumen Technologies, Inc.	5,055	49,286
Ciena Corp.*	840	44,394
Juniper Networks, Inc.	1,844	41,508
Iridium Communications, Inc.*	910	35,786
America Movil SAB de CV — Class L ADR	2,016	29,313
Viavi Solutions, Inc.*	1,926	28,842
BCE, Inc.	662	28,334
Vodafone Group plc ADR	1,702	28,049
Acacia Communications, Inc.*	373	27,214
Vonage Holdings Corp.*	2,086	26,857
Rogers Communications, Inc. — Class B	572	26,650
TELUS Corp.	1,342	26,572
CommScope Holding Company, Inc.*	1,857	24,884
ViaSat, Inc.*	733	23,932
Telephone & Data Systems, Inc.	1,206	22,395
Shenandoah Telecommunications Co.	517	22,360
InterDigital, Inc.	336	20,388
Infinera Corp.*	1,932	20,247
Calix, Inc.*	613	18,243
Plantronics, Inc.	655	17,705
Inseego Corp.*,1	1,119	17,311
NETGEAR, Inc.*	405	16,455
Cincinnati Bell, Inc.*	879	13,431
Total Telecommunications		1,691,150
Media - 18.7%
Comcast Corp. — Class A	2,279	119,420
Charter Communications, Inc. — Class A*	145	95,925
Liberty Broadband Corp. — Class C*	392	62,081
Altice USA, Inc. — Class A*	958	36,279
DISH Network Corp. — Class A*	1,060	34,280
Liberty Global plc — Class C*	1,368	32,353
Cable One, Inc.	12	26,733
Liberty Latin America Ltd. — Class C*	2,223	24,653
Total Media		431,724
Internet - 3.2%
F5 Networks, Inc.*	281	49,439
Cogent Communications Holdings, Inc.	419	25,086
Total Internet		74,525
Computers - 2.7%
Lumentum Holdings, Inc.*	429	40,669
NetScout Systems, Inc.*	776	21,278
Total Computers		61,947
Software - 1.1%
Bandwidth, Inc. — Class A*	169	25,970
Total Common Stocks
(Cost $1,852,466)		2,285,316

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$5,753	5,753
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	2,397	2,397
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	2,220	2,220
Total Repurchase Agreements
(Cost $10,370)		10,370

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	13,691	13,691
Total Securities Lending Collateral
(Cost $13,691)		13,691
Total Investments - 100.3%
(Cost $1,876,527)		$2,309,377
Other Assets & Liabilities, net - (0.3)%		(7,439)
Total Net Assets - 100.0%		$2,301,938

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,285,316	$—	$—	$2,285,316
Repurchase Agreements	—	10,370	—	10,370
Securities Lending Collateral	13,691	—	—	13,691
Total Assets	$2,299,007	$10,370	$—	$2,309,377

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.2%
Transportation - 43.3%
Union Pacific Corp.	17,331	$3,608,661
United Parcel Service, Inc. — Class B	20,871	3,514,676
CSX Corp.	28,319	2,569,949
Norfolk Southern Corp.	10,396	2,470,194
FedEx Corp.	9,364	2,431,082
Old Dominion Freight Line, Inc.	7,512	1,466,192
Kansas City Southern	6,450	1,316,638
Expeditors International of Washington, Inc.	12,344	1,174,038
J.B. Hunt Transport Services, Inc.	8,163	1,115,474
CH Robinson Worldwide, Inc.	11,450	1,074,811
XPO Logistics, Inc.*	8,266	985,307
ZTO Express Cayman, Inc. ADR	29,058	847,331
Knight-Swift Transportation Holdings, Inc.	19,480	814,654
Canadian Pacific Railway Ltd.	2,302	798,080
Canadian National Railway Co.	6,936	761,920
Landstar System, Inc.	5,001	673,435
Saia, Inc.*	3,512	634,970
Kirby Corp.*	10,745	556,913
Ryder System, Inc.	8,681	536,139
Werner Enterprises, Inc.	12,930	507,115
Atlas Air Worldwide Holdings, Inc.*	7,030	383,416
Total Transportation		28,240,995
Auto Manufacturers - 19.3%
Tesla, Inc.*	8,639	6,096,283
General Motors Co.	57,734	2,404,043
NIO, Inc. ADR*	29,870	1,455,864
Fiat Chrysler Automobiles N.V.	40,742	737,023
Ferrari N.V.	3,190	732,169
Nikola Corp.*,1	47,720	728,207
Workhorse Group, Inc.*,1	23,700	468,786
Total Auto Manufacturers		12,622,375
Airlines - 14.0%
Southwest Airlines Co.	34,848	1,624,265
Delta Air Lines, Inc.	38,401	1,544,104
United Airlines Holdings, Inc.*	25,439	1,100,237
American Airlines Group, Inc.[1]	57,280	903,306
Alaska Air Group, Inc.	15,692	815,984
Ryanair Holdings plc ADR*	6,624	728,507
Copa Holdings S.A. — Class A	9,046	698,622
JetBlue Airways Corp.*	47,100	684,834
Allegiant Travel Co. — Class A	2,907	550,121
Spirit Airlines, Inc.*,1	18,424	450,467
Total Airlines		9,100,447
Auto Parts & Equipment - 12.1%
Aptiv plc	7,362	959,195
BorgWarner, Inc.	24,337	940,382
Lear Corp.	5,550	882,616
Gentex Corp.	26,003	882,282
Magna International, Inc.	11,221	794,447
Autoliv, Inc.	7,836	721,696
Fox Factory Holding Corp.*	6,186	653,922
Visteon Corp.*	4,298	539,485
Adient plc*	15,511	539,317
Dana, Inc.	25,635	500,395
Goodyear Tire & Rubber Co.	45,700	498,587
Total Auto Parts & Equipment		7,912,324
Internet - 6.0%
Uber Technologies, Inc.*	54,935	2,801,685
Lyft, Inc. — Class A*	23,555	1,157,257
Total Internet		3,958,942
Home Builders - 2.5%
Thor Industries, Inc.	7,371	685,429
LCI Industries	4,010	520,017
Winnebago Industries, Inc.	7,010	420,180
Total Home Builders		1,625,626
Leisure Time - 1.2%
Harley-Davidson, Inc.	20,834	764,608
Commercial Services - 0.8%
Avis Budget Group, Inc.*	13,775	513,808
Total Common Stocks
(Cost $47,922,792)		64,739,125

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$289,740	289,740
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	120,709	120,709
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	111,768	111,768
Total Repurchase Agreements
(Cost $522,217)		522,217

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	1,431,524	1,431,524
Total Securities Lending Collateral
(Cost $1,431,524)		1,431,524
Total Investments - 102.2%
(Cost $49,876,533)		$66,692,866
Other Assets & Liabilities, net - (2.2)%		(1,423,956)
Total Net Assets - 100.0%		$65,268,910

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$64,739,125	$—	$—	$64,739,125
Repurchase Agreements	—	522,217	—	522,217
Securities Lending Collateral	1,431,524	—	—	1,431,524
Total Assets	$66,170,649	$522,217	$—	$66,692,866

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 83.5%
NextEra Energy, Inc.	28,500	$2,198,775
Duke Energy Corp.	16,055	1,469,996
Southern Co.	23,683	1,454,847
Dominion Energy, Inc.	18,598	1,398,570
American Electric Power Company, Inc.	13,770	1,146,628
Exelon Corp.	26,569	1,121,743
Sempra Energy	8,292	1,056,484
Xcel Energy, Inc.	15,740	1,049,386
Public Service Enterprise Group, Inc.	16,940	987,602
Eversource Energy	11,330	980,158
WEC Energy Group, Inc.	10,560	971,837
Consolidated Edison, Inc.	12,713	918,768
PG&E Corp.*	72,989	909,443
PPL Corp.	30,768	867,658
DTE Energy Co.	7,145	867,474
Edison International	13,799	866,853
Entergy Corp.	8,247	823,380
Ameren Corp.	9,944	776,229
CMS Energy Corp.	12,475	761,100
AES Corp.	30,411	714,658
FirstEnergy Corp.	23,314	713,641
Avangrid, Inc.	14,793	672,342
Evergy, Inc.	11,715	650,300
Alliant Energy Corp.	12,606	649,587
CenterPoint Energy, Inc.	28,945	626,370
Vistra Corp.	30,632	602,225
NRG Energy, Inc.	15,537	583,414
Pinnacle West Capital Corp.	6,896	551,335
OGE Energy Corp.	14,603	465,252
Ormat Technologies, Inc.	4,500	406,260
IDACORP, Inc.	3,977	381,911
PNM Resources, Inc.	7,237	351,212
Black Hills Corp.	5,711	350,941
Portland General Electric Co.	8,171	349,474
NorthWestern Corp.	5,456	318,139
Total Electric		29,013,992
Gas - 9.2%
Atmos Energy Corp.	6,336	604,645
NiSource, Inc.	23,852	547,165
UGI Corp.	13,668	477,833
ONE Gas, Inc.	4,531	347,845
National Fuel Gas Co.	8,096	332,988
Southwest Gas Holdings, Inc.	5,461	331,756
Spire, Inc.	4,981	318,983
South Jersey Industries, Inc.	11,900	256,445
Total Gas		3,217,660
Water - 4.5%
American Water Works Company, Inc.	6,143	942,766
Essential Utilities, Inc.	13,074	618,270
Total Water		1,561,036
Building Materials - 1.2%
MDU Resources Group, Inc.	15,376	405,004
Energy-Alternate Sources - 1.1%
Sunnova Energy International, Inc.*	8,450	381,348
Total Common Stocks
(Cost $29,020,328)		34,579,040

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21	$172,931	172,931
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21	72,045	72,045
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21	66,709	66,709
Total Repurchase Agreements
(Cost $311,685)		311,685
Total Investments - 100.4%
(Cost $29,332,013)		$34,890,725
Other Assets & Liabilities, net - (0.4)%		(135,653)
Total Net Assets - 100.0%		$34,755,072

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,579,040	$—	$—	$34,579,040
Repurchase Agreements	—	311,685	—	311,685
Total Assets	$34,579,040	$311,685	$—	$34,890,725

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 35.9%
Guggenheim Strategy Fund II1	15,742	$392,923
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	38,580	385,033
Total Mutual Funds
(Cost $772,094)		777,956

	Face Amount
FEDERAL AGENCY NOTES†† - 14.4%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$250,000	250,852
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	60,000	60,212
Total Federal Agency Notes
(Cost $310,000)		311,064

U.S. TREASURY BILLS†† - 4.3%
U.S. Treasury Bills
0.08% due 01/28/21[3,4]	92,000	91,996
Total U.S. Treasury Bills
(Cost $91,994)		91,996

REPURCHASE AGREEMENTS††,5 - 45.3%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[6]	544,668	544,668
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[6]	226,914	226,914
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[6]	210,106	210,106
Total Repurchase Agreements
(Cost $981,688)		981,688
Total Investments - 99.9%
(Cost $2,155,776)		$2,162,704
Other Assets & Liabilities, net - 0.1%		3,061
Total Net Assets - 100.0%		$2,165,765

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	47	Mar 2021	$4,225,065	$49,910

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	03/17/21	1,254	$112,785	$1,238

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2020.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$777,956	$—	$—	$777,956
Federal Agency Notes	—	311,064	—	311,064
U.S. Treasury Bills	—	91,996	—	91,996
Repurchase Agreements	—	981,688	—	981,688
Currency Futures Contracts**	49,910	—	—	49,910
Currency Index Swap Agreements**	—	1,238	—	1,238
Total Assets	$827,866	$1,385,986	$—	$2,213,852

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$165,222	$370,000	$(150,000)	$(424)	$8,125	$392,923	15,742	$4,389
Guggenheim Ultra Short Duration Fund — Institutional Class	170,685	370,000	(160,000)	(506)	4,854	385,033	38,580	2,739
	$335,907	$740,000	$(310,000)	$(930)	$12,979	$777,956		$7,128

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			0.13%
Due 01/04/21	$139,293,770	$139,294,699	07/31/22	$75,740,000	$75,786,330

			U.S. Treasury Bill
			0.00%
			02/23/21	57,662,600	57,657,295

			U.S. Treasury Strip
			0.00%
			08/15/23	8,671,437	8,636,040
				142,074,037	142,079,665

Barclays Capital, Inc.			U.S. Treasury Note
0.06%			1.75%
Due 01/04/21	58,031,279	58,031,666	06/30/22	57,795,700	59,191,929

BofA Securities, Inc.			U.S. Treasury Note
0.06%			1.50%
Due 01/04/21	53,732,665	53,733,023	11/30/24	52,215,500	54,807,345

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2020, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$88,457	$90,854
Basic Materials Fund	2,407,950	2,470,918
Biotechnology Fund	6,131,187	6,591,834
Consumer Products Fund	817,500	848,870
Electronics Fund	280,886	291,535
Emerging Markets 2x Strategy Fund	31,378	33,585
Energy Fund	105,494	112,114
Europe 1.25x Strategy Fund	13,987	14,382
Financial Services Fund	145,917	148,827
Health Care Fund	694,497	738,907
Internet Fund	68,261	76,452
Leisure Fund	441,233	453,705
Long Short Equity Fund	115,273	121,042
Mid-Cap 1.5x Strategy Fund	24,162	25,349
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	467,138	497,098
NASDAQ-100® Fund	2,617,274	2,785,135
Precious Metals Fund	4,124,239	4,304,893
Real Estate Fund	7,970	8,252
Retailing Fund	559,408	620,038
S&P 500® Fund	338,437	346,713
S&P 500® Pure Value Fund	18,265	18,592
S&P MidCap 400® Pure Growth Fund	476,350	493,399
S&P MidCap 400® Pure Value Fund	484,952	502,064
S&P SmallCap 600® Pure Growth Fund	1,692,576	1,761,400
S&P SmallCap 600® Pure Value Fund	339,350	358,833
Technology Fund	349,668	353,000
Telecommunications Fund	12,979	13,691
Transportation Fund	1,344,247	1,431,524

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$10,763,997	$–	$(433,749)	$(433,749)
Basic Materials Fund	48,091,004	11,652,716	(77,266)	11,575,450
Biotechnology Fund	111,492,436	96,595,930	(3,240,942)	93,354,988
Consumer Products Fund	66,174,612	47,308,553	(21,646)	47,286,907
Dow Jones Industrial Average® Fund	17,457,231	2,978,144	(264,307)	2,713,837
Electronics Fund	26,833,431	19,447,286	–	19,447,286
Emerging Markets 2x Strategy Fund	9,252,548	820,739	(1,161)	819,578
Emerging Markets Bond Strategy Fund	570,319	19,157	(17)	19,140
Energy Fund	21,130,410	–	(7,414,552)	(7,414,552)
Energy Services Fund	9,587,709	–	(5,058,182)	(5,058,182)
Europe 1.25x Strategy Fund	2,248,255	65,042	(56)	64,986
Financial Services Fund	20,549,222	3,506,326	(22,952)	3,483,374
Government Long Bond 1.2x Strategy Fund	42,808,662	402,931	–	402,931
Health Care Fund	27,787,095	8,148,294	(244,818)	7,903,476
High Yield Strategy Fund	38,912,908	1,536,344	(1,119)	1,535,225
Internet Fund	25,556,699	15,542,450	(331,971)	15,210,479
Inverse Emerging Markets 2x Strategy Fund	88,302	–	(2,631)	(2,631)
Inverse Government Long Bond Strategy Fund	11,001,538	73,086	(81,131)	(8,045)
Inverse High Yield Strategy Fund	893,927	3,155	(4,079)	(924)
Inverse Mid-Cap Strategy Fund	683,954	2,293	(2,564)	(271)
Inverse NASDAQ-100® Strategy Fund	28,882,366	62,274	(161,202)	(98,928)
Inverse Russell 2000® Strategy Fund	13,571,333	45,625	(85,616)	(39,991)
Inverse S&P 500® Strategy Fund	64,542,453	149,283	(446,105)	(296,822)
Japan 2x Strategy Fund	2,760,640	223,675	–	223,675
Leisure Fund	13,406,846	5,297,537	(36,823)	5,260,714
Long Short Equity Fund	14,536,599	3,342,457	(1,896,602)	1,445,855
Mid-Cap 1.5x Strategy Fund	21,283,452	2,584,360	(19,784)	2,564,576
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	385,536,953	22,606,619	(1,520,709)	21,085,910
NASDAQ-100® Fund	619,911,818	1,043,961,562	(1,507,147)	1,042,454,415
Nova Fund	317,029,582	10,901,527	(16,936)	10,884,591
Precious Metals Fund	128,113,591	16,990,438	(155,504)	16,834,934
Real Estate Fund	2,914,980	–	(93,305)	(93,305)
Retailing Fund	45,071,811	7,134,045	(323,561)	6,810,484
Russell 2000® 1.5x Strategy Fund	9,895,554	82,459	(65,691)	16,768
Russell 2000® Fund	51,828,550	180,328	(318,872)	(138,544)
S&P 500® Fund	136,457,407	30,653,721	(89,137)	30,564,584
S&P 500® Pure Growth Fund	34,461,022	9,909,556	(166,392)	9,743,164
S&P 500® Pure Value Fund	11,515,083	432,186	(36,699)	395,487
S&P MidCap 400® Pure Growth Fund	62,028,541	13,086,965	(783,627)	12,303,338
S&P MidCap 400® Pure Value Fund	66,709,963	3,162,743	(427,527)	2,735,216
S&P SmallCap 600® Pure Growth Fund	66,672,096	3,617,082	(603,042)	3,014,040
S&P SmallCap 600® Pure Value Fund	10,130,878	628,462	(79,506)	548,956
Strengthening Dollar 2x Strategy Fund	2,691,395	11,374	(26,111)	(14,737)
Technology Fund	29,079,357	31,807,020	(159,992)	31,647,028
Telecommunications Fund	2,255,786	73,662	(20,071)	53,591
Transportation Fund	52,601,247	14,284,280	(192,661)	14,091,619
Utilities Fund	33,999,279	991,925	(100,479)	891,446
Weakening Dollar 2x Strategy Fund	2,155,872	57,980	–	57,980

Note 7 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.